   As filed with the Securities and Exchange Commission on April 24, 2002
                                            Registration Nos. 33-24848; 811-5669

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]
                           Post-Effective Amendment No. 42            [X]


                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                  COMPANY ACT OF 1940                                 [X]
                                    Amendment No. 43                  [X]


                                  FIFTH THIRD FUNDS
                 (Exact Name of Registrant as Specified in Charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
              (Address of Principal Executive Office) (Zip Code)


                                (800) 282-5706
               (Registrant's Telephone Number, including Area Code)


                                Jeffrey C. Cusick
                                    President
                                Fifth Third Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                       (Name and Address of Agent for Service)


                                   with a copy to:

                                 Alan G. Priest
                                    Ropes & Gray
                                 One Franklin Square
                           1301 K Street, Suite 800 East
                                 Washington, DC 20005

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box):

[ ]  Immediately upon filing pursuant to  [x]  On April 30, 2002 pursuant to
     paragraph (b)                             paragraph (b)


[ ]  60 days after filing pursuant to     [_]  On _____ pursuant to paragraph
     paragraph (a)(1)                          paragraph (a)(1)



[_]  75 days after filing pursuant to     [_]  On (date) pursuant to paragraph
     paragraph (a)(2)                          (a)(2) of Rule 485


If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

Title of securities being registered: Shares of Beneficial Interest

.. Fifth Third Quality Growth Fund
.. Fifth Third Equity Income Fund
.. Fifth Third Pinnacle Fund
.. Fifth Third Balanced Fund
.. Fifth Third Mid Cap Fund
.. Fifth Third International Equity Fund
.. Fifth Third Intermediate Bond Fund
.. Fifth Third Bond Fund
.. Fifth Third U.S. Government Bond Fund
.. Fifth Third Intermediate Municipal Bond Fund
.. Fifth Third Ohio Municipal Bond Fund
.. Fifth Third Technology Fund
.. Fifth Third Government Money Market Fund
.. Fifth Third Prime Money Market Fund
.. Fifth Third Municipal Money Market Fund
.. Fifth Third Ohio Tax Exempt Money Market Fund
.. Fifth Third U.S. Treasury Money Market Fund
.. Fifth Third Institutional Government Money Market Fund
.. Fifth Third Institutional Money Market Fund
.. Fifth Third Michigan Municipal Money Market Fund
.. Fifth Third International GDP Fund
.. Fifth Third Small Cap Growth Fund
.. Fifth Third Large Cap Growth Fund
.. Fifth Third Equity Index Fund
.. Fifth Third Large Cap Value Fund
.. Fifth Third Short Term Bond Fund
.. Fifth Third Michigan Municipal Bond Fund

The information required by Items 1 through 9 for the above-referenced Funds of the Fifth Third Funds ("Registrant") is hereby incorporated by reference to the Prospectuses for these Funds filed with the Securities and Exchange Commission under Rule 485(b) on October 29, 2001.

The information required by Items 10 through 22 for the above-referenced Funds of the Registrant is hereby incorporated by reference to the Statement of Additional Information for these Funds filed with the Securities and Exchange Commission under Rule 485(b) on October 29, 2001.

   [LOGO] Fifth Third Funds

--------------------------------------------------------------------------------
                                    [GRAPHIC]



   Fifth Third Funds

   Stock and Bond Mutual Funds
   Institutional Shares
       [LOGO] Working hard to build your wealth!
----------------------------

   Prospectus

   April 30, 2002


   The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

               Fifth Third Funds
               Stock and Bond Mutual Funds
               Institutional Shares                 Table of Contents



Overview

This section provides important information about the Micro Cap Value Fund, the Multi Cap Value Fund, the Worldwide Fund, and the Strategic Income Fund (the "Funds"), each a separate series of Fifth Third Funds, including:

.. the investment objective

.. principal investment strategies

.. principal risks, and

.. volatility and performance information

All funds are managed by Fifth Third Asset Management Inc.

Like all mutual funds (other than money market and stable value funds), share prices of the Funds may rise and fall in value and you could lose money. There is no guarantee that any Fund will achieve its objective.

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

                     Objectives, Strategies and Risks Page
                     -------------------------------------

            Micro Cap Value Fund                                 2
            Multi Cap Value Fund                                 4
            Worldwide Fund                                       6
            Strategic Income Fund                                9

            Shareholder Fees and Fund Expenses
            -------------------------------------------------------
            Fee Tables                                          12
            Expense Examples                                    13

            Additional Information About the Funds' Investments
            -------------------------------------------------------
                                                                14

            Fund Management
            -------------------------------------------------------
            Investment Advisors                                 20
            Portfolio Managers                                  21
            Fund Administration                                 21

            Shareholder Information
            -------------------------------------------------------
            Purchasing and Selling Fund Shares                  22
            Purchasing and Adding to Your Shares                22
            Shareholder Contact Information                     22
            Selling Your Shares                                 24
            Exchanging Your Shares                              25
            Dividends and Capital Gains                         25
            Taxation                                            26

            Financial Highlights
            -------------------------------------------------------
                                                                27

            Back Cover
            -------------------------------------------------------
            Where to learn more about Fifth Third Funds

                Fifth Third Micro Cap Value Fund
                                                [LOGO]


Fundamental Objective           Capital appreciation.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of micro cap companies. Micro cap companies are those companies whose equity securities have a total market value of between
                                $10,000,000 and $200,000,000. Equity securities consist of common stock and securities convertible into common stock. The Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors.
                                For example, securities having relatively low ratios of share price to book value, net asset value, earnings, and cash flow will generally be considered attractive investments. Additionally, the Advisor will give secondary consideration to insider transactions (e.g., purchases of a company's shares by its officers and/or major shareholders) and the growth of earnings.

                                When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-
                                quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS      The principal risks of investing in the Fund include the risks of investing in equity securities. The prices of equity securities fluctuate based on
 An investment in the Fund is   changes in a company's activities and financial condition and in overall
 not a deposit of Fifth Third   market and financial conditions. The smaller companies in which the
 Bank or any other bank and     Fund invests are especially sensitive to these factors and therefore may be
 is not insured or guaranteed   subject to greater share price fluctuations than other companies. Also,
 by the FDIC or any other       securities of these smaller companies are often less liquid, thus possibly
 government agency.             limiting the ability of the Fund to dispose of such securities when the
                                Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above average risk.

                                The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-
                                earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks.

                Fifth Third Micro Cap Value Fund
                                                [LOGO]


Volatility and Performance Information

The bar chart and table provide an
indication of the risks of an
investment in the Fund by showing
its performance from year to year
and over time, as well as compared
to a broad-based securities index.
The Russell 2000 Index is an
unmanaged index generally
representative of the performance of
the small capitalization stock market
as a whole.                                              [CHART]

The returns assume that Fund          Year-by-Year Total Returns as of 12/31 For Institutional Shares/1/
distributions have been reinvested.

Past performance does not indicate       1999        2000       2001
how the Fund will perform in the        ------     -------     -------
future.                                 21.81%     (1.21)%     22.90%


                          The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                         Best quarter:             Q2 1999      21.16%
                         Worst quarter:            Q3 2001     -14.88%
                         --------------------------------------------------


                                                            Average Annual
                                                            Total Returns (for
                                                            the periods ended
                                                            December 31, 2001)
                                                            -------------------


                                                                    Inception Date Past Year Since Inception
                                                                    ----------------------------------------
 Institutional Shares/1/                                                2/1/98
   Return Before Taxes                                                               22.90%      9.71%
   Return After Taxes on Distributions/2/                                            22.87%      8.24%
   Return After Taxes on Distributions and Sale of Fund Shares/2/                    13.95%      7.21%
                                                                    ----------------------------------------
                                                                                             (Since 2/1/98)
 Russell 2000 Index*                                                                  2.49%      4.62%
                                                                    ----------------------------------------
                                                                                             (Since 2/1/98)
 Lipper Small Cap Value Index**                                                      17.20%      7.29%
------------------------------------------------------------------------------------------------------------

/1/ For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Institutional Shares of the Fifth Third/Maxus Aggressive Value Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Micro Cap Value Fund.
/2/ After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
* The Russell 2000 Index is an unmanaged index of the smallest 2,000 companies in the Russell 3000 Index, as ranked by market capitalization.
** The Lipper Small Cap Value Index is an equal weighted index of mutual funds that invest 75% or more of their assets in companies with a market capitalization less than 250% of the S&P Small Cap 600 Index median capitalization.

                Fifth Third Multi Cap Value Fund
                                                [LOGO]


Fundamental Objective           High level of total return (using a combination of capital appreciation and income).

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of multi cap companies. Equity securities of multi cap companies consist of common stock and securities convertible into common stock of companies with market capitalizations of any size. The
                                Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings and cash flow will generally be considered attractive investments. Additionally, the Advisor will give secondary consideration to insider transactions and the growth of earnings.

                                When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-
                                quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks      The principal risks of investing in the Fund include the risks of investing in equity securities. The prices of equity securities fluctuate based on
 An investment in the Fund      changes in a company's activities and financial condition and in overall
 is not a deposit of Fifth      market conditions. While the Fund invests in both smaller and larger
 Third Bank or any other        companies, the smaller companies in which the Fund invests are especially
 bank and is not insured or     sensitive to these factors and therefore may be subject to greater share
 guaranteed by the FDIC or      price fluctuations than other companies. Also, securities of these smaller
 any other government           companies are often less liquid, thus possibly limiting the ability of the
 agency.                        Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above-average risk.

                                The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-
                                earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks.


                Fifth Third Multi Cap Value Fund

                                                [LOGO]


Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The Russell 3000 Index is an unmanaged index generally representative of the performance of the U.S. stock market as a whole. The Lipper Multicap Value Index is an equal weighted index of mutual funds that invest in undervalued securities within multiple capitalization ranges.


                               [CHART]

      Year-by-Year Total Returns as of 12/31 For Institutional Shares/1/


 1992    1993   1994    1995    1996    1997    1998     1999    2000    2001
------  ------  -----  ------  ------  ------  -------  ------  ------  -----
13.74%  24.43%  0.65%  22.51%  19.07%  28.21%  (8.77)%  13.22%  23.78%  7.91%


The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter: Q2 1999 18.73%
Worst quarter: Q3 1998 -21.09%
--------------------------------------------


                                                            Average Annual
                                                            Total Returns (for
                                                            the periods ended
                                                            December 31, 2001)
                                                            -------------------


                                                     Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                                                     -------------------------------------------------------------------
 Institutional Shares/1/                                9/30/89
   Return Before Taxes                                                 7.91%     12.08%       13.90%         13.10%
   Return After Taxes on Distributions/2/                              5.88%      9.61%       11.01%         10.56%
   Return After Taxes on Distributions and Sale of
    Fund Shares/2/                                                     4.84%      9.00%       10.33%          9.93%
                                                     -------------------------------------------------------------------
                                                                                                         (Since 10/1/89)
 Russell 3000 Index*                                                 -11.46%     10.14%       12.64%          12.43%
                                                     -------------------------------------------------------------------
                                                                                                         (Since 10/1/89)
 Lipper Multicap Value Index**                                         1.30%      9.73%       12.31%          11.20%
------------------------------------------------------------------------------------------------------------------------



/1/ For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Institutional Shares of the Fifth Third/Maxus Equity Fund. For the period prior to April 1, 1999 (commencement of Institutional Shares), the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Equity Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Multi Cap Value Fund.

/2/ After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
* The Russell 3000 Index is composed of 3,000 large U.S. companies, as determined by market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. equity market.
** The Lipper Multicap Value Index is an equal weighted index of mutual funds that invest in undervalued securities within multiple capitalization ranges.

                Fifth Third Worldwide Fund
                                           [LOGO]


FUNDAMENTAL OBJECTIVE           High level of total return (using a combination of capital appreciation and income) consistent with reasonable risk.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests primarily in other mutual funds that invest in equity securities on a domestic, international and/or global basis. The Fund will structure its portfolio of mutual funds by (i)
                                identifying certain global investment themes (for example, global telecommunication or emerging markets) which are expected to provide a favorable return over the next six to twelve months and (ii) selecting one or more mutual funds with management styles (for example, value vs. growth or large cap vs. small cap) or investment concentrations which represent each theme. As market conditions change, the Fund will exit those investment themes which appear to have run their course and replace them with more attractive opportunities. The Fund also will look for opportunities caused by market-moving events (such as political events, currency devaluations and natural disasters) that cause a disequilibrium between securities prices and their underlying intrinsic values.

                                The Fund may invest in index funds and/or leveraged index funds when the
                                Advisor believes that equity prices in general are likely to rise in the near term. Leveraged funds attempt to magnify the results of an investment through the investment in futures contracts and options on securities, future contracts, and stock indices. For example, a leveraged index fund may perform (increase or decrease) at 150% of the index's performance to which it was correlated. Investments in index funds and leveraged index funds are designed to allow the Fund to seek to profit from anticipated increases in the indexes to which such funds generally are correlated.

                                The Fund may invest in bear funds and/or leveraged bear funds when the
                                Advisor believes that equity prices in general are likely to decline in the near term. A bear fund has a inverse relationship to the general market and seeks capital appreciation when the market is overvalued. Investments in bear funds and leveraged bear funds are designed to allow the Fund to seek profit from anticipated decreases in the indexes to which such funds generally are inversely correlated. Leveraged bear funds attempt to magnify the results of a regular bear fund. For example, a leveraged bear fund may perform (increase or decrease) at 150% of a regular bear fund.

                                When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-
                                quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

                                Because the Fund reallocates fund investments across potentially numerous asset subclasses as evolving economic and financial conditions warrant, the portfolio turnover rate of the Fund is much higher than that of most other funds with similar objectives. The higher the portfolio turnover rate, the greater will be the custodial transaction charges borne by the Fund. Also, a high rate of portfolio turnover will result in high amounts of realized investment gain subject to the payment of taxes by shareholders. Any realized net short-term investment gain will be taxed to shareholders as ordinary income. See "Dividends and Capital Gains" below.

                Fifth Third Worldwide Fund
                                           [LOGO]


Principal Investment Risks   The principal risks of investing in the Fund include the risks of investing in other funds which have substantial investments in foreign markets.
 An investment in the Fund   Foreign securities, foreign currencies, and securities issued by U.S. entities
 is not a deposit of Fifth   with substantial foreign operations can involve additional risks relating to
 Third Bank or any other     political, economic, or regulatory conditions in foreign countries. These bank and is not insured or  risks include fluctuations in foreign currencies; withholding or other taxes;
 guaranteed by the FDIC or   trading, settlement, custodial and other operational risks; and the less
 any other government        stringent investor protection and disclosure standards of some foreign
 agency.                     markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S.
                             investments. In addition, foreign markets can perform differently than the
                             U.S. market. If these factors cause the net asset values of the underlying funds to decline, the Fund's share price will decline.

                             Because the Fund primarily invests in other mutual funds which invest in equity securities, the Fund is subject to the risks of investing in equity securities. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market and financial conditions.

                             The Fund may invest in index funds or leveraged funds. If equity prices generally decline while the Fund is invested in an index fund or funds, the
                             Fund could experience substantial losses. Such losses would be magnified to the extent the Fund is invested in a leveraged index fund or funds.

                             The Fund may also invest in bear funds or leveraged bear funds. If equity prices generally rise while the Fund is invested in a bear fund or funds, the
                             Fund could experience substantial losses. Such losses would be magnified to the extent the Fund is invested in a leveraged bear fund or funds.

                             The Fund may invest in a manner that anticipates market trends by investing in index and leveraged index funds when the Advisor expects the market to increase and investing in bear and leveraged bear funds when the market is anticipated to decrease. This technique may produce substantial losses where the market behaves in a manner contrary to the
                             Advisor's expectations.

                             The portfolio turnover rate of the Fund is much higher than that of most other funds with similar objectives. The higher the portfolio turnover rate, the greater will be the custodial transaction charges borne by the Fund.
                             Also, a high rate of portfolio turnover will result in high amounts of realized investment gain subject to the payment of taxes by shareholders.

                             An investor in the Fund will bear not only his proportionate share of the expenses of the Fund, but also indirectly similar expenses of the underlying mutual funds in which the Fund invests. These expenses consist of advisory fees, expenses related to the distribution of shares, brokerage commissions, accounting, pricing and custody expenses, printing, legal and audit expenses, and other miscellaneous expenses.

                Fifth Third Worldwide Fund
                                           [LOGO]


Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Morgan Stanley Capital International World Index is an unmanaged index generally representative of the performance of the equity markets of 23 developed countries as a whole.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                        [CHART]

Year-by-Year Total Returns as of 12/31 For Institutional Shares/1/


  1994     1995    1996   1997     1998    1999    2000       2001
 -------  ------  ------  -----   ------  ------  --------  --------
 (3.42)%  14.34%  21.01%  5.52%   35.20%  51.42%  (11.34)%  (11.53)%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:       Q4 1999      27.28%
Worst quarter:      Q3 2001     -16.81%
--------------------------------------------


                                                            Average Annual
                                                            Total Returns (for
                                                            the periods ended
                                                            December 31, 2001)
                                                            -------------------


                                                     Inception Date Past Year Past 5 Years Since Inception
                                                     -----------------------------------------------------
 Institutional Shares/1/                                4/30/93
   Return Before Taxes                                               -11.53%     11.12%        10.96%
   Return After Taxes on Distributions/2/                            -11.83%      8.37%        8.06%
   Return After Taxes on Distributions and Sale of
    Fund Shares/2/                                                    -7.01%      8.06%        7.76%
                                                     -----------------------------------------------------
 Morgan Stanley Capital                                                                    (Since 5/1/93)
 International World Index*                                          -16.52%      5.74%         8.87%
----------------------------------------------------------------------------------------------------------


/1/ For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Institutional Shares of the Fifth Third/Maxus Laureate Fund. For the period prior to February 1, 1998 (commencement of Institutional Shares), the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Laureate Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Worldwide Fund.

/2/ After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
* The Morgan Stanley Capital International World Index is a total return market capitalization weighted index of the equity markets of 23 developed countries.

                Fifth Third Strategic Income Fund
                                                 [LOGO]


FUNDAMENTAL OBJECTIVE           High level of income consistent with reasonable risk. Achieving capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in income-producing securities such as debt securities, preferred stocks and common and preferred shares of closed-end investment companies (also known as "closed-end funds") having portfolios consisting primarily of income-producing securities. Certain of the debt securities and preferred stocks in which the Fund invests may be convertible into common shares.
                                To a lesser degree, the Fund will invest directly in common shares bearing high dividends.

                                The Fund will respond to and attempt to anticipate economic and market trends. The Advisor will increase its investment in short-term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities when it believes interest rates will decline. The Fund may invest in debt securities of any maturity.

                                In selecting corporate debt securities for the Fund, the Advisor intends to invest principally in securities rated BBB or better by Standard & Poor's, but may invest in securities rated as low as BB, B, CCC or CC or unrated securities when these investments are believed by the Advisor to be sound and consistent with an objective of reasonable risk. The Fund will not invest more than 20% of its portfolio in (i) securities rated BB or lower by
                                Standard & Poor's and/or (ii) unrated securities which, in the opinion of the Advisor, are of quality comparable to those rated BB or lower.
                                Securities rated lower than BBB by Standard & Poor's, sometimes referred to as "junk bonds," are usually considered lower-rated securities and have speculative characteristics.

                                In selecting closed-end funds for the Fund, the Advisor will invest in closed-end funds which, in choosing corporate debt securities in which they invest, adhere to ratings criteria no less strict than those followed by the Fund in selecting its direct investments in corporate debt securities.
                                Such closed-end funds may invest in debt securities of United States or foreign issuers.

                                When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-
                                quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS      The principal risks of investing in the Fund include the risks of investing in debt securities. Prices of debt securities rise and fall in response to interest
 An investment in the Fund      rate changes for similar securities. Generally, when interest rates rise, prices
 is not a deposit of Fifth      of debt securities fall. The net asset value of the Fund may also decrease
 Third Bank or any other        during periods of rising interest rates. An issuer of debt securities may
 bank and is not insured or     default (fail to repay interest and principal when due). If an issuer defaults or
 guaranteed by the FDIC or      the risk of such default is perceived to have increased, the Fund may lose all
 any other government           or part of its investment. The net asset value of the Fund may fall during
 agency.                        periods of economic downturn when such defaults or risk of defaults increase. Securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.

                Fifth Third Strategic Income Fund
                                                 [LOGO]


                           Investments in closed-end funds present additional risks to investors. Investment by the Fund in closed-end funds results in a duplication of advisory fees and other expenses, thereby resulting in a lower return for the Fund than would be the case in the absence of such duplication. Such investments may be less liquid than other investments and often trade at a discount. In addition, since these closed-end funds invest in debt securities, they are subject to the same risks described above.

                           Also, certain of the closed-end funds in which the Fund invests may invest part or all of their assets in debt securities of foreign issuers. Because foreign securities ordinarily are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the closed-end fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gains, if any, to be distributed to shareholders by the closed-end fund. If the value of a foreign currency declines against the U.S. dollar, the value of the closed-end fund's assets denominated in that currency will decrease. Although these closed-end funds may enter into "hedging" transactions intended to minimize the risk of loss due to a decline in the value of the subject foreign currency, in some cases all or a portion of the closed-end fund's portfolio remains subject to this risk of loss. There are additional risks relating to political, economic, or regulatory conditions in foreign countries; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments of such closed-end funds more volatile and potentially less liquid than U.S. investments.

                Fifth Third Strategic Income Fund
                                                 [LOGO]


Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Intermediate Credit Index is an unmanaged index generally representative of the performance of the bond market as a whole.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

   Year-by-Year Total Returns as of 12/31 For Institutional Shares/1/

                                             [CHART]

 1992   1993    1994     1995    1996    1997    1998    1999     2000    2001
-----   -----  -------  ------   -----  ------   -----  ------   ------  ------
7.71%   8.90%  (4.49)%  16.44%   9.22%  11.48%   3.55%  (5.60)%  16.59%  13.12%



The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                                            Best quarter:       Q1 1995  6.38%
                                            Worst quarter:      Q4 1999 -4.73%
                                            -----------------------------------


                                                            Average Annual
                                                            Total Returns (for
                                                            the periods ended
                                                            December 31, 2001)
                                                            -------------------


                                                     Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                                                     -------------------------------------------------------------------
 Institutional Shares/1/                                3/10/85
   Return Before Taxes                                                13.12%      7.52%         7.43%             7.93%
   Return After Taxes on Distributions/2/                             10.34%      4.31%         4.33%             5.11%
   Return After Taxes on Distributions and Sale of
    Fund Shares/2/                                                     7.93%      4.36%         4.38%             5.08%
                                                     -------------------------------------------------------------------
                                                                                                         (Since 3/1/85)
 Lehman Intermediate Credit Index*                                     9.77%      7.15%         7.42%             9.09%
------------------------------------------------------------------------------------------------------------------------


/1/ For the period prior to October 22, 2001, the quoted performance of the Fund reflects the performance of the Institutional Shares of the Fifth Third/Maxus Income Fund. For the period prior to September 1, 1998 (commencement of Institutional Shares), the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Income Fund. On October 22, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Strategic Income Fund.

/2/ After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
* The Lehman Intermediate Credit Index is an index of investment grade corporate bonds having at least $100,000,000 principal amount outstanding and maturities of from one to ten years.

                Shareholder Fees and Fund Expenses


Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended December 31, 2001 or estimated amounts for the current fiscal year.


      Shareholder Fees                                                           Funds--Fee Table
                                                                                 ----------------
                                                                  Fifth Third Fifth Third             Fifth Third
                                                                   Micro Cap   Multi Cap  Fifth Third  Strategic
                                                                     Value       Value     Worldwide    Income
                                                                     Fund        Fund       Fund/1/     Fund/2/
      Maximum Sales Charge (Load) Imposed on Purchases                None        None        None        None
      -----------------------------------------------------------------------------------------------------------
      Maximum Sales Charge (Load) Imposed on Reinvested Dividends     None        None        None        None
      -----------------------------------------------------------------------------------------------------------
      Maximum Deferred Sales Load                                     None        None        None        None
      -----------------------------------------------------------------------------------------------------------
      Annual Fund Operating Expenses
      (as a percentage of average net assets)
      Management fees                                                1.00%       1.00%       1.00%       1.00%
      -----------------------------------------------------------------------------------------------------------
      Distribution (12b-1) fees                                       None        None        None        None
      -----------------------------------------------------------------------------------------------------------
      Other expenses/3/                                              0.52%       0.36%       0.72%       0.45%
      -----------------------------------------------------------------------------------------------------------
      Total Annual Fund
       Operating Expenses                                            1.52%       1.36%       1.72%       1.45%
      -----------------------------------------------------------------------------------------------------------
      Fee Waiver and/or Expense Reimbursement/4/                     0.12%       0.03%       0.28%       0.10%
      -----------------------------------------------------------------------------------------------------------
      Net Expenses                                                   1.40%       1.33%       1.44%       1.35%
      -----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

/1/ The Annual Fund Operating Expenses shown for the Worldwide Fund do not include the expenses of the underlying investments which range from 1.00% to 3.95% after fee waivers and expense reimbursements. Although the Fund anticipates investing in underlying funds within this range, it is possible that fees will be higher or lower than the range provided. The Fund will bear a proportionate share of the applicable expenses of the underlying investments as determined by its asset allocation mix.
/2/ The Annual Fund Operating Expenses shown for the Strategic Income Fund do not include the expenses of the underlying investments which range from 0.64% to 3.50% after fee waivers and expense reimbursements. Although the Fund anticipates investing in underlying funds within this range, it is possible that fees will be higher or lower than the range provided. The Fund will bear a proportionate share of the applicable expenses of the underlying investments as determined by its asset allocation mix.
/3/ Other expenses are based on estimated amounts for the current fiscal year. /4/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Micro Cap Value Fund to 1.40%; for the Multi Cap Value Fund to 1.33%; for the Worldwide Fund to 1.44%; and for the Strategic Income Fund to 1.35%. These waivers and/or expense reimbursements will remain in effect until 1/2/03 for each Fund.

                Shareholder Fees and Fund Expenses



Expense Examples

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.


                                                1     3     5     10
            Fifth Third Micro Cap Value Fund   Year Years Years Years
           -----------------------------------------------------------
            Institutional Shares               $143 $469  $818  $1,802
           -----------------------------------------------------------
                                                1     3     5     10
            Fifth Third Multi Cap Value Fund   Year Years Years Years
           -----------------------------------------------------------
            Institutional Shares               $135 $428  $742  $1,632
           -----------------------------------------------------------
                                                1     3     5     10
            Fifth Third Worldwide Fund         Year Years Years Years
           -----------------------------------------------------------
            Institutional Shares               $147 $515  $907  $2,007
           -----------------------------------------------------------
                                                1     3     5     10
            Fifth Third Strategic Income Fund  Year Years Years Years
           -----------------------------------------------------------
            Institutional Shares               $137 $449  $783  $1,727
           -----------------------------------------------------------

                Additional Information About the Funds' Investments


Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

        FUND NAME                               FUND CODE
        ---------                               ---------
        Micro Cap Value Fund                        1
        Multi Cap Value Fund                        2
        Worldwide Fund                              3
        Strategic Income Fund                       4

                      INSTRUMENT                FUND CODE   RISK TYPE
                      ----------                --------- --------------
        Bankers' Acceptances: Bills of exchange    1-4    Credit
        or time drafts drawn on and accepted by           Liquidity
        a commercial bank. Maturities are                 Market
        generally six months or less.                     Interest Rate

        Bear Funds: A Fund intended to              3     Inverse Market
        increase/decrease in value inversely              Leverage
        to the stock or equity index to which             Liquidity
        it relates.

        Bonds: Interest-bearing or discounted      1-4    Market
        securities that obligate the issuer to            Credit
        pay the bondholder a specified sum of             Interest Rate
        money, usually at specific intervals,
        and to repay the principal amount of
        the loan at maturity.

        Call and Put Options: A call option        1-4    Management
        gives the buyer the right to buy, and             Liquidity
        obligates the seller of the option to             Credit
        sell, a security at a specified price.            Market
        A put option gives the buyer the right            Leverage
        to sell, and obligates the seller of
        the option to buy a security at a
        specified price.

        Certificates of Deposit: Negotiable        1-4    Market
        instruments with a stated maturity.               Credit
                                                          Liquidity
                                                          Interest Rate
        Closed-End Funds: Funds traded on an      3, 4    Market
        exchange, which are not redeemable on a           Liquidity
        continuous basis.

        Commercial Paper: Secured and unsecured    1-4    Credit
        short-term promissory notes issued by             Liquidity
        corporations and other entities.                  Market
        Maturities generally vary from a few              Interest Rate
        days to nine months.

        Common Stock: Shares of ownership of a   1, 2, 4  Market
        company.

        Convertible Securities: Bonds or         2, 3, 4  Market
        preferred stock that convert to common            Credit
        stock.

                Additional Information About the Funds' Investments



                      INSTRUMENT                FUND CODE   RISK TYPE
                      ----------                --------- -------------
        Derivatives: Instruments whose value is    1-4    Management
        derived from an underlying contract,              Market
        index or security, or any combination             Credit
        thereof, including futures, options               Liquidity
        (e.g., put and calls), options on                 Leverage
        futures, swap agreements, and some                Interest Rate
        mortgage-backed securities.

        Foreign Currency Transactions: Foreign      3     Foreign
        currency transactions include forward             Investment
        foreign currency exchange contracts,              Market
        foreign currency options, and foreign             Political
        currency futures transactions.

        Foreign Securities: Stocks issued by        3     Market
        foreign companies, as well as                     Political
        commercial paper of foreign issuers and           Liquidity
        obligations of foreign banks, overseas            Foreign
        branches of U.S. banks and                        Investment
        supranational entities.

        Futures and Related Options: A contract     3     Management
        providing for the future sale and                 Market
        purchase of a specified amount of a               Credit
        specified security, class                         Liquidity
        of securities, or an index at a                   Leverage
        specified time in the future and at a
        specified price.

        High-Yield/High-Risk/Debt Securities:      1-4    Credit
        High-yield/ high-risk/debt securities             Market
        are securities that are rated below               Liquidity
        investment grade by the primary rating            Interest Rate
        agencies (e.g., BB or lower by Standard
        & Poor's and Ba or lower by Moody's).
        These securities are considered
        speculative and involve greater risk of
        loss than investment grade debt
        securities. Other terms commonly used
        to describe such securities include
        "lower rated bonds," "non-investment
        grade bonds" and "junk bonds."

        Illiquid Securities: Securities which      1-4    Liquidity
        may be difficult to sell at an                    Market
        acceptable price.

        Investment Company Securities: Shares      1-4    Market
        of investment companies. These
        investment companies may include money
        market funds of Fifth Third Funds and
        shares of other registered investment
        companies for which the Adviser to a
        Fund or any of their affiliates serves
        as investment adviser, administrator or
        distributor.

        Investment Grade Bonds:                    1-4    Market
        Interest-bearing or discounted                    Credit
        government or corporate securities that
        obligate the issuer to pay the
        bondholder a specified sum of money,
        usually at specific intervals, and to
        repay the principal amount of the loan
        at maturity. Investment grade bonds are
        those rated BBB or better by S&P or Baa
        or better by Moody's or similarly rated
        by other nationally recognized
        statistical rating organizations, or,
        if not rated, determined to be of
        comparable quality by the Adviser.

        Leveraged Funds: Funds that utilize         3     Market
        leverage in an attempt to maximize                Leverage
        gains.

                Additional information About the Funds' Investments


                              INSTRUMENT                                FUND CODE RISK TYPE
                              ----------                                --------- ----------
Money Market Instruments: Investment-grade, U.S. dollar                   1-4     Market
denominated debt securities that have remaining maturities of one                 Credit
year or less. These securities may include U.S. government
obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S.
government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.

Preferred Stocks: Preferred Stocks are equity securities that generally   3, 4    Market
pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Repurchase Agreements: The purchase of a security and the                 1-4     Market
simultaneous commitment to return the security to the seller at an                Leverage
agreed upon price on an agreed upon date. This is treated as a loan.

Restricted Securities: Securities not registered under the Securities     1-4     Liquidity
Act of 1933, such as privately placed commercial paper and Rule                   Market
144A securities.

Reverse Repurchase Agreement: The sale of a security and the              1-4     Market
simultaneous commitment to buy the security back at an agreed                     Leverage
upon price on an agreed upon date. This is treated as a borrowing by a Fund.

Securities Lending: The lending of up to 33 1/3% of the Fund's total      1-4     Market
assets. In return the Fund will receive cash, other securities, and/or            Leverage
letters of credit.                                                                Liquidity
                                                                                  Credit

Short-Term Trading: The sale of a security soon after its purchase.       1-4     Market
A portfolio engaging in such trading will have higher turnover and transaction expenses.

Small and Micro Cap Equities: Equity securities of companies with         1, 2    Market
market capitalization within or lower than those included in the S&P              Liquidity
Small Cap 600 Index.

Standard & Poor's Depositary Receipts ("SPDRs"): Ownership in             1-4     Market
a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500 Index. Index-based securities entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust expenses.

Stock-Index Options: A security that combines features of options          2      Management
with securities trading using composite stock indices.                            Market
                                                                                  Credit

Time Deposits: Non-negotiable receipts issued by a bank in                1-4     Liquidity
exchange for the deposit of funds.                                                Credit
                                                                                  Market

                Additional Information About the Funds' Investments


                             INSTRUMENT                               FUND CODE   RISK TYPE
                             ----------                               --------- -------------
U.S. Government Agency Securities: Securities issued by agencies         1-4    Interest Rate
and instrumentalities of the U.S. government. These include Ginnie              Credit
Mae, Fannie Mae, and Freddie Mac.

U.S. Treasury Obligations: Bills, notes, bonds, separately traded        1-4    Interest Rate
registered interest and principal securities, and coupons under bank entry safekeeping.

Warrants: Securities, typically issued with preferred stock or bonds,     3     Market
that give the holder the right to buy a proportionate amount of                 Credit
common stock at a specified price.

                Additional Information About the Funds' Investments


Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Inverse Market Risk. The particular type of market risk (see summary below) associated with "bear funds" that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better--or worse--than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

   Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

   Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

                Additional Information About the Funds' Investments


Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Pre-Payment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

                Fund Management

Investment Advisors and Subadvisor

Fifth Third Asset Management Inc., (the "Advisor"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to all Funds. The advisor is wholly-owned by Fifth Third Bancorp.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.


As of December 31, 2001, Fifth Third Asset Management Inc. had approximately $12.4 billion of assets under management in the Fifth Third Funds.


The management and subadvisory fees, after fee waivers, paid by the Funds for the fiscal year ended December 31, 2001 are as follows:

                                                   As a percentage of
                                                   average net assets
           ----------------------------------------------------------
              Fifth Third Micro Cap Value Fund           1.00%
           ----------------------------------------------------------
              Fifth Third Multi Cap Value Fund           1.00%
           ----------------------------------------------------------
              Fifth Third Worldwide Fund                 1.00%
           ----------------------------------------------------------
              Fifth Third Strategic Income Fund          1.00%
           ----------------------------------------------------------

                Fund Management




Portfolio Managers

Fifth Third Asset Management Inc.

Richard A. Barone is the portfolio manager of the Fifth Third Strategic Income Fund, Fifth Third Multi Cap Value Fund, and Fifth Third Micro Cap Value Fund. Mr. Barone is currently Portfolio Manager for Fifth Third/Maxus Investment Advisors and Fifth Third Asset Management Inc. Mr. Barone is also currently Chairman of B/D Holdings, Inc., an NASD Broker Dealer. Mr. Barone was formerly CEO of Maxus Investment Group from 1974 until December 2000 and President of Maxus Securities Corp. until November 2000.

Denis J. Amato is the co-portfolio manager of the Fifth Third Multi Cap Value Fund and Fifth Third Micro Cap Value Fund. Mr. Amato is currently Senior Vice President and Chief Investment Officer of Fifth Third/Maxus Investment Advisors and Senior Vice President of Fifth Third Asset Management Inc. and Fifth Third/Maxus Securities, Inc. Mr. Amato was Senior Vice President and Chief Investment Advisor of Gelfand/Maxus Asset Management from 1991 to 2000.

James M. Bernard has been the co-portfolio manager of the Fifth Third Strategic Income Fund since 2001. James Bernard is Vice President and Senior Fixed Income Portfolio Manager of Fifth Third/Maxus Investment Advisors and Fifth Third/Maxus Securities, Inc. and Portfolio Manager for Fifth Third Asset Management Inc. Mr. Bernard was Vice President and Fixed Income Portfolio Manager of Gelfand/Maxus Asset Management from 1995 to 2000.

Alan Miller has been the portfolio manager of the Fifth Third Worldwide Fund since January 1, 1995. Alan Miller is currently Vice President and Director of Portfolio Management for Fifth Third/Maxus Investment Advisors and Portfolio Manager for Fifth Third Asset Management Inc. Mr. Miller was Vice President of Gelfand/Maxus Asset Management and Vice President of Maxus Asset Management Inc. from 1994 to 2000.

Fund Administration

Fifth Third Bank serves as administrator of the Funds. The administrator generally assists in all aspects of the Funds' administration and operation, including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. Fifth Third Bank provides these at an annual rate as specified below:

                        Maximum       Average Aggregate Daily
                   Administrative Fee Net Assets of the Trust
                   ------------------ -----------------------
                          0.20%       of the first $1 billion
                          0.18%       of the next $1 billion
                          0.17%       in excess of $2 billion

Fifth Third Bank may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with Fifth Third Bank, BISYS Fund Services Limited Partnership ("BISYS") performs sub-administrative services on behalf of each Fund, including providing certain administrative personnel and services necessary to operate the Funds.

                Shareholder Information






Purchasing And Selling Fund Shares

Pricing Fund Shares

The price of Fund shares is based on the Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Funds is determined by using market prices. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. Each Fund's NAV is calculated at 4:00 p.m. Cincinnati time each day the New York Stock Exchange is open for regular trading. Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

Purchasing And Adding To Your Shares

You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or its transfer agent. All orders must be received by the Funds or its transfer agent prior to 4:00 p.m. Cincinnati time in order to receive that day's NAV.

Institutional Shares only may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Funds to place trades for themselves or their clients for a fee. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

Shareholder Contact Information

For account holders through Fifth Third Bank or its affiliates, please contact your investment officer at your local Fifth Third Bank.

For institutional account holders at other financial institutions (non-Fifth Third Bank), please contact your investment representative of financial institution or call 1-800-282-5706.

The entity through which you are purchasing your shares is responsible for transmitting the order to the Funds and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

Investment Amounts
                           The minimum initial investment in Institutional shares of the Funds offered by this Prospectus is $1,000. Subsequent investments must be in amounts of at least $50. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fifth Third Funds. The Funds reserve the right to waive the minimum investment.

                           All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject third-party checks.

                           The Funds may reject a purchase order for any reason.

                Shareholder Information




                           For details, contact the Trust toll free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to: Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

Avoid 31% Tax Withholding

Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

                Shareholder Information




Selling Your Shares

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold, you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.

If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

Postponement of Redemption Payments

Any Fund may delay sending to you redemption proceeds for up to 7 days, or during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other then customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

Closing of Small Accounts

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

                Shareholder Information






Exchanging Your Shares

You may exchange your Institutional    Instructions for Exchanging Shares
shares for Institutional shares of any
other Fifth Third Fund. No             To exchange your shares, call the institution through which you
transaction fees are charged for       purchased your shares for exchange procedures or call
exchanges. Be sure to read the         1-800-282-5706.
Prospectus carefully of any Fund
into which you wish to exchange        Notes on Exchanges
shares.
                                       To prevent disruption in the management of the Funds, market
You must meet the minimum              timing strategies and frequent exchange activity may be limited by
investment requirements for the        the Funds. Although not anticipated, the Funds may reject
Fund into which you are                exchanges, or change or terminate rights to exchange shares at any
exchanging. Exchanges from one         time.
Fund to another are taxable for
investors subject to federal or state  Shares of the new Fund must be held under the same account name,
income taxation.                       with the same registration and tax identification numbers, as shares of the old Fund.

                                       The exchange privilege may be changed or eliminated at any time.

                                       The exchange privilege is available only in states where shares of the
                                       Funds may be sold.

                                       All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

Dividends and Capital Gains

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Dividends, if any, are declared and paid monthly by the following Fund: Fifth Third Strategic Income Fund. Dividends, if any, are declared and paid quarterly by the following Funds: Fifth Third Micro Cap Value Fund and Fifth Third Multi Cap Value Fund. Dividends, if any, are declared and paid annually by the following Fund: Fifth Third Worldwide Fund. Capital gains, if any, are distributed at least annually.

                Shareholder Information


Taxation

Federal Income Tax

Taxation of Shareholder Transactions

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

Taxation of Distributions

Each Fund expects to distribute substantially all of its net investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid).



State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of social security benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, include exempt-interest dividends, received by a shareholder.

Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. To the extent either Fund invests in those securities, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from those securities.

                Financial Highlights



The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Fifth Third Micro Cap Value Fund, Fifth Third Multi Cap Value Fund, Fifth Third Worldwide Fund, and Fifth Third Strategic Income Fund for the period ended December 31, 2001 has been audited by Arthur Andersen LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual report, which is available upon request. The information for periods ended prior to December 31, 2000 for the Fifth Third Micro Cap Value Fund, Fifth Third Multi Cap Value Fund, Fifth Third Worldwide Fund, and Fifth Third Strategic Income Fund, has been audited by McCurdy & Associates C.P.A.'s, Inc., whose report, along with the Funds' financial statements, are incorporated by reference in the SAI, which is available upon request.

                Financial Highlights


                                               Fifth Third Micro Cap Value Fund
                                                           Institutional Shares


                                                                   Year Ended December 31,
                                                                 --------------------------    Period Ended
                                                                  2001       2000     1999    Dec. 31, 1998*
                                                                 -------    ------   ------   --------------
Per Share Data
 Net Asset Value, Beginning of Period                            $  4.91    $ 5.62   $ 4.82       $ 5.00
-------------------------------------------------------------------------------------------------------------
 Income from Investment Operations:
   Net investment income/(loss)                                     0.01      0.06    (0.04)       (0.05)
   Net realized and unrealized gains/(losses) from investment
    transactions                                                    1.11     (0.13)    1.08        (0.09)
-------------------------------------------------------------------------------------------------------------
   Increase/(Decrease) in Net Assets Resulting from Operations      1.12     (0.07)    1.04        (0.14)
-------------------------------------------------------------------------------------------------------------
 Distributions to Shareholders from:
   Net investment income                                              --     (0.05)      --           --
   Net realized gains from investment transactions                 (0.00)**  (0.59)   (0.24)       (0.04)
-------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                               (0.00)**  (0.64)   (0.24)       (0.04)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                                  $  6.03    $ 4.91   $ 5.62       $ 4.82
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
 Total Return                                                      22.90%    (1.21%)  21.60%       (2.87%)(a)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratios to Average Net Assets:
   Net expenses                                                     1.29%     1.40%    1.60%        2.19%(b)
   Net investment income/(loss)                                     0.21%     1.03%   (0.32%)      (0.83%)(b)
-------------------------------------------------------------------------------------------------------------
 Supplemental Data:
   Net assets at end of period ($000)                            $14,957    $6,743   $3,283       $1,156
   Portfolio turnover rate (c)                                        47%      116%      96%         109%(b)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------


 * Reflects operations for the period from February 1, 1998 (date of commencement of operations) to December 31, 1998.
**    Amount is less than $0.005 per share.

(a)   Not annualized.

(b)   Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                Financial Highlights


                                               Fifth Third Multi Cap Value Fund
                                                          Institutional Shares


                                                       Year Ended December 31,
                                                       -----------------------   Period Ended
                                                        2001     2000    1999   Dec. 31, 1998*
                                                       -------  ------  ------  --------------
 Per Share Data
 Net Asset Value, Beginning of Period                  $ 18.64  $17.52  $15.92      $15.92
----------------------------------------------------------------------------------------------
 Income from Investment Operations:
   Net investment income                                  0.05    0.28    0.25          --
   Net realized and unrealized gains from investment
    transactions                                          1.43    3.88    1.86          --
----------------------------------------------------------------------------------------------
   Increase in Net Assets Resulting from Operations       1.48    4.16    2.11          --
----------------------------------------------------------------------------------------------
 Distributions to Shareholders from:
   Net investment income                                 (0.07)  (0.24)  (0.26)         --
   Net realized gains from investment transactions       (0.91)  (2.72)  (0.25)         --
   Return of capital                                        --   (0.08)     --          --
----------------------------------------------------------------------------------------------
   Total Dividends and Distributions                     (0.98)  (3.04)  (0.51)         --
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                        $ 19.14  $18.64  $17.52      $15.92
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
 Total Return                                             7.91%  23.78%  13.26%       0.00%(a)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratios to Average Net Assets:
   Net expenses                                           1.23%   1.33%   1.33%       1.30%(b)
   Net investment income                                  0.59%   1.41%   1.62%       1.65%(b)
----------------------------------------------------------------------------------------------
 Supplemental Data:
   Net assets at end of period ($000)                  $18,069  $  949  $  546      $   --
   Portfolio turnover rate(c)                               80%    121%     78%        118%(b)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------


* Reflects operations for the period from February 1, 1998 (date of commencement of operations) to December 31, 1998.

(a) Not annualized.

(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                                      Fifth Third Worldwide Fund
                                                      Institutional Shares

                                                                   Year Ended December 31,
                                                                 ---------------------------   Period Ended
                                                                   2001       2000     1999   Dec. 31, 1998*
                                                                 -------    -------   ------  ---------------
 PER SHARE DATA
 Net Asset Value, Beginning of Period                            $ 14.23    $ 19.30   $13.30      $10.38
-------------------------------------------------------------------------------------------------------------
 Income from Investment Operations:
   Net investment income/(loss)                                    (0.01)     (0.12)    0.03       (0.11)
   Net realized and unrealized gains/(losses)
    from investment transactions                                   (1.64)     (2.00)    6.78        3.76
-------------------------------------------------------------------------------------------------------------
   Increase/(Decrease) in Net Assets Resulting from Operations     (1.65)     (2.12)    6.81        3.65
-------------------------------------------------------------------------------------------------------------
 Distributions to Shareholders from:
   Net realized gains from investment transactions                 (0.11)     (2.95)   (0.81)      (0.73)
   Return of capital                                               (0.00)**      --       --          --
-------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                               (0.11)     (2.95)   (0.81)      (0.73)
=============================================================================================================
 Net Asset Value, End of Period                                  $ 12.47    $ 14.23   $19.30      $13.30
=============================================================================================================
 Total Return                                                     (11.53%)   (12.16%)  51.29%      35.24%(a)
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
 RATIO/SUPPLEMENTAL DATA
 Ratios to Average Net Assets:
   Net expenses                                                  $  1.42%   $  1.44%  $ 1.42%     $ 2.13%(b)
   Net investment income/(loss)                                    (0.26%)    (0.63%)   0.01%      (0.60%)(b)
-------------------------------------------------------------------------------------------------------------
 Supplemental Data:
   Net assets at end of period ($000)                            $ 2,709    $ 1,232   $1,230      $    9
   Portfolio turnover rate (c)                                       974%      1204%    1172%       2792%(b)
=============================================================================================================

* Reflects operations for the period from February 1, 1998 (date of commencement of operations) to December 31, 1998.
**  Amount is less than $0.005 per share.

(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                Financial Highlights


                                              Fifth Third Strategic Income Fund
                                                        Institutional Shares


                                                                  Year Ended December 31,
                                                                 ------------------------    Period Ended
                                                                  2001      2000    1999    Dec. 31, 1998*
                                                                 ------    ------  ------   --------------
 Per Share Data
 Net Asset Value, Beginning of Period                            $ 9.96    $ 9.23  $10.62       $11.31
----------------------------------------------------------------------------------------------------------
 Income from Investment Operations:
   Net investment income                                           0.69      0.78    0.87         0.33
   Net realized and unrealized
    gains/(losses) from investment transactions                    0.59      0.70   (1.43)       (0.50)
----------------------------------------------------------------------------------------------------------
   Increase/(Decrease) in Net Assets Resulting from Operations     1.28      1.48   (0.56)       (0.17)
----------------------------------------------------------------------------------------------------------
 Distributions to Shareholders from:
   Net investment income                                          (0.67)    (0.75)  (0.83)       (0.33)
   Net realized gains from investment transactions                   --        --      --        (0.19)
   Return of capital                                              (0.00)**     --      --           --
----------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                              (0.67)    (0.75)  (0.83)       (0.52)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                                  $10.57    $ 9.96  $ 9.23       $10.62
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
 Total return                                                     13.12%    16.52%  (5.61%)       3.54%(a)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratios to Average Net Assets:
   Net expenses                                                    1.26%     1.35%   1.41%        1.37%(b)
   Net investment income                                           6.62%     8.03%   8.37%        7.02%(b)
----------------------------------------------------------------------------------------------------------
 Supplemental Data:
   Net assets at end of period ($000)                            $3,142    $3,349  $2,540       $  426
   Portfolio turnover rate(c)                                        34%       48%     51%          59%(b)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------


* Reflects operations for the period from February 1, 1998 (date of commencement of operations) to December 31, 1998.
** Amount is less than $0.005 per share.

(a) Not annualized.

(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Addresses
----------------------------------------------------------------------------------------

Fifth Third Funds                              Fifth Third Funds
Stock and Bond Mutual Funds                    3435 Stelzer Road
Institutional Shares                           Columbus, Ohio 43219
----------------------------------------------------------------------------------------

Investment Advisor                             Fifth Third Asset Management Inc.
                                               38 Fountain Square Plaza
                                               Cincinnati, Ohio 45263
----------------------------------------------------------------------------------------

Investment Advisor                             Heartland Capital Management, Inc.
(Pinnacle Fund only)                           251 North Illinois Street
                                               Suite 300
                                               Indianapolis, Indiana 46204
----------------------------------------------------------------------------------------

Sub-Advisor                                    Morgan Stanley Investment Management Inc.
(International Equity Fund only)               1221 Avenue of the Americas
                                               New York, New York 10020
----------------------------------------------------------------------------------------

Distributor                                    Fifth Third Funds Distributor, Inc.
                                               3435 Stelzer Road
                                               Columbus, Ohio 43219
----------------------------------------------------------------------------------------

Custodian, Transfer Agent, Dividend Disbursing
  Agent, and Administrator                     Fifth Third Bank
                                               38 Fountain Square Plaza
                                               Cincinnati, Ohio 45263
----------------------------------------------------------------------------------------

Sub-Administrator and Sub-Fund Accountant      BISYS Fund Services Limited Partnership
                                               3435 Stelzer Road
                                               Columbus, Ohio 43219
----------------------------------------------------------------------------------------

Sub-Transfer Agent                             BISYS Fund Services Ohio, Inc.
                                               3435 Stelzer Road
                                               Columbus, Ohio 43219
----------------------------------------------------------------------------------------

Independent Auditors                           Arthur Andersen LLP
                                               Huntington Center
                                               Ste. 2100
                                               41 South High Street
                                               Columbus, Ohio 43215
----------------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:
The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds' performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

 You can get free copies of annual and semi-annual reports, the SAI, prospectuses of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:

                               Fifth Third Funds
                               3435 Stelzer Road
                             Columbus, Ohio 43219
                           Telephone: 1-800-282-5706
                         Internet: http://www.53.com*
              *The Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission.You can get copies:
.. For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.
.. At no charge from the Commission's Website at http://www.sec.gov.


[LOGO] Fifth Third Funds

STBD-I-01 10/01
                                      Investment Company Act file no. 811-5669.

   [LOGO] Fifth Third Funds

--------------------------------------------------------------------------------
                                    [GRAPHIC]

                                       [artwork]

   Fifth Third Funds

   Stock and Bond Mutual Funds


   Advisor Shares
       [LOGO] Working hard to build your wealth!
[LOGO] (Red Line)

   Prospectus

   April 30, 2002


   The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

               Fifth Third Funds


               Advisor Shares                   Table of Contents



Overview


This section provides important information about the Fifth Third Micro Cap Value Fund, the Fifth Third Multi Cap Value Fund, the Fifth Third Worldwide Fund, and the Fifth Third Strategic Income Fund (the "Funds"), each a separate series of Fifth Third Funds, including:


.. the investment objective

.. principal investment strategies

.. principle risks, and

.. volatility and performance information

All funds are managed by Fifth Third Asset Management Inc.

Like all mutual funds (other than money market and stable value funds), share prices of the Funds may rise and fall in value and you could lose money. There is no guarantee that any Fund will achieve its objective.

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:


           Objectives, Strategies and Risks                     Page
           ---------------------------------------------------------
           Micro Cap Value Fund                                   2
           Multi Cap Value Fund                                   4
           Worldwide Fund                                         6
           Strategic Income Fund                                  9

           Shareholder Fees and Expenses
           ---------------------------------------------------------
           Fee Tables                                            12
           Expense Examples                                      13

           Additional Information About the Funds'               14
           ---------------------------------------------------------

           Fund Management
           ---------------------------------------------------------
           Investment Advisor                                    20
           Portfolio Managers                                    21
           Fund Administration                                   21

           Shareholder Information
           ---------------------------------------------------------
           Purchasing And Selling Fund Shares                    22
           Purchasing And Adding To Your Shares                  22
           Shareholder Contact Information                       22
           Selling Your Shares                                   23
           Exchanging Your Shares                                24
           Distribution/Service (12b-1) Fees for Advisor Shares  25
           Dividends And Capital Gains                           25
           Taxation                                              26

           Financial Highlights                                  27
           ---------------------------------------------------------

                Fifth Third Micro Cap Value Fund

                                                    [GRAPHIC]



Fundamental Objective      Capital appreciation.

Principal Investment
Strategies                 Under normal circumstances, the Fund invests at
                           least 80% of its assets in equity securities of micro cap companies. Micro cap companies are those companies whose equity securities have a total market value of between $10,000,000 and $200,000,000. Equity securities consist of common stock and securities convertible into common stock.
                           The Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings, and cash flow will generally be considered attractive investments.
                           Additionally, the Advisor will give secondary consideration to insider transactions (e.g., purchases of a company's shares by its officers and/or major shareholders) and the growth of earnings.

                           When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities. The
 An investment in the Fund prices of equity securities fluctuate based on is not a deposit of Fifth changes in a company's activities and financial
 Third Bank or any other   condition and in overall market and financial
 bank and is not insured   conditions. The smaller companies in which the Fund
 or guaranteed by the FDIC invests are especially sensitive to these factors and
 or any other government   therefore may be subject to greater share price
 agency.                   fluctuations than other companies. Also, securities
                           of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above average risk.

                           The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks.

                Fifth Third Micro Cap Value Fund

                                                    [GRAPHIC]





Volatility and Performance Information

The bar chart and table provide an                                                         [CHART]
indication of the risks of an
investment in the Fund by showing     Year-by-Year Total Returns as of 12/31 For Advisor Shares/1/
its performance from year to year
and over time, as well as compared                                           1999    2000     2001
to a broad-based securities index.                                           ----    ----     ----
The Russell 2000 Index is an                                               21.08%  (1.21)%  22.22%
unmanaged index generally
representative of the performance of
the small capitalization stock market                    The bar chart above does not reflect the
as a whole.                                              impact of any applicable sales charges or
                                                         account fees, which would reduce returns.
The returns assume that Fund
distributions have been reinvested.

Past performance does not indicate
how the Fund will perform in the
future.


                                                  Best quarter:  Q2 1999  21.21%
                                                  Worst quarter: Q3 2001 -15.00%


                                           ---------------------------------


                                                                 Average Annual

                                                                 Total Returns
                                                                 (for the
                                                                 periods
                                                                 ended December
                                                                 31, 2001)


                                                               --------------


                                                          Inception Date Past Year Since Inception
                                                          ----------------------------------------
Advisor Shares/1/                                             2/1/98
                                                          ----------------------------------------
  Return Before Taxes                                                     22.22%            9.35%
                                                          ----------------------------------------
  Return After Taxes on Distributions/2/                                  22.19%            7.90%
                                                          ----------------------------------------
  Return After Taxes on Distributions and Sale of Fund
   Shares/2/                                                              13.53%            7.00%
                                                          ----------------------------------------
                                                                                   (Since 2/1/98)
Russell 2000 Index*                                                        2.49%            4.62%
                                                          ----------------------------------------
                                                                                   (Since 2/1/98)
Lipper Small Cap Value Index**                                            17.20%            7.29%
--------------------------------------------------------------------------------------------------


/1/ For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Aggressive Value Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Micro Cap Value Fund.


/2/ After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


* The Russell 2000 Index is an unmanaged index of the smallest 2,000 companies in the Russell 3000 Index, as ranked by market capitalization.


** The Lipper Small Cap Value Index is an equal weighted index of mutual funds that invest 75% or more of their assets in companies with a market capitalization less than 250% of the S&P Small Cap 600 Index median capitalization.

                Fifth Third Multi Cap Value Fund

                                                  [GRAPHIC]





Fundamental Objective           High level of total return (using a combination of capital appreciation and income).

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of multi cap companies. Equity securities of multi cap companies consist of common stock and securities convertible into common stock of companies with market capitalizations of any size. The
                                Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings and cash flow will generally be considered attractive investments. Additionally, the Advisor will give secondary consideration to insider transactions and the growth of earnings.

                                When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-
                                quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks      The principal risks of investing in the Fund include the risks of investing in equity securities. The prices of equity securities fluctuate based on
 An investment in the Fund      changes in a company's activities and financial condition and in overall
 is not a deposit of Fifth      market conditions. While the Fund invests in both smaller and larger
 Third Bank or any other        companies, the smaller companies in which the Fund invests are especially
 bank and is not insured or     sensitive to these factors and therefore may be subject to greater share price
 guaranteed by the FDIC or      fluctuations than other companies. Also, securities of these smaller
 any other government           companies are often less liquid, thus possibly limiting the ability of the
 agency.                        Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above-average risk.

                                The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-
                                earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks.

                Fifth Third Multi Cap Value Fund

                                                  [GRAPHIC]





Volatility and Performance Information

The bar chart and table provide an                                       [CHART]
indication of the risks of an
investment in the Fund by showing                       Year-by-Year Total Returns as of 12/31 For Advisor Shares/1/
its performance from year to year
and over time, as well as compared           1992   1993   1994   1995   1996    1997    1998    1999   2000    2001
to a broad-based securities index.           ----   ----   ----   ----   ----    ----    ----    ----   ----    ----
The Russell 3000 Index is an               13.64% 24.48%  0.64% 22.48% 19.08%  28.20% (8.74)%  12.95% 23.33%   7.47%
unmanaged index generally
representative of the performance of
the U.S. stock market as a whole.

The returns assume that Fund
distributions have been reinvested.

Past performance does not indicate
how the Fund will perform in the
future.


                                       The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                                      Best quarter:      Q2 1999      18.60%
                                      Worst quarter:     Q3 1998     -21.07%
                                      ------------------------------------------




                                                            Average Annual
                                                            Total Returns (for
                                                            the periods ended
                                                            December 31, 2001)
                                                            -------------------





                                                       Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                                                       -------------------------------------------------------------------
Advisor Shares/1/                                         9/30/89
                                                       -------------------------------------------------------------------
Return Before Taxes                                                      7.47%     11.86%       13.78%         13.01%
                                                       -------------------------------------------------------------------
Return After Taxes on Distributions/2/                                   6.28%      9.63%       11.02%         10.56%
                                                       -------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund
 Shares/2/                                                               5.27%      9.03%       10.35%          9.94%
                                                       -------------------------------------------------------------------
                                                                                                           (Since 10/1/89)
Russell 3000 Index*                                                    -11.46%     10.14%       12.64%         12.43%
                                                       -------------------------------------------------------------------
                                                                                                           (Since 10/1/89)
Lipper Multicap Value Index**                                            1.30%      9.73%       12.31%         11.20%
--------------------------------------------------------------------------------------------------------------------------



/1/ For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Equity Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Multi Cap Value Fund.


/2/ After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


* The Russell 3000 Index is composed of 3,000 large U.S. companies, as determined by market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. equity market.


** The Lipper Multicap Value Index is an equal weighted index of mutual funds that invest in undervalued securities within multiple capitalization ranges.

                Fifth Third Worldwide Fund

                                           [GRAPHIC]






Fundamental Objective           High level of total return (using a combination of capital appreciation and income) consistent with reasonable risk.

Principal Investment Strategies Under normal circumstances, the Fund invests primarily in other mutual funds that invest in equity securities on a domestic, international and/or global basis. The Fund will structure its portfolio of mutual funds by (i)
                                identifying certain global investment themes (for example, global telecommunication or emerging markets) which are expected to provide a favorable return over the next six to twelve months and (ii) selecting one or more mutual funds with management styles (for example, value vs. growth or large cap vs. small cap) or investment concentrations which represent each theme. As market conditions change, the Fund will exit those investment themes which appear to have run their course and replace them with more attractive opportunities. The Fund also will look for opportunities caused by market-moving events (such as political events, currency devaluations and natural disasters) that cause a disequilibrium between securities prices and their underlying intrinsic values.

                                The Fund may invest in index funds and/or leveraged index funds when the Advisor believes that equity prices in general are likely to rise in the near term. Leveraged funds attempt to magnify the results of an investment through the investment in futures contracts and options on securities, future contracts, and stock indices. For example, a leveraged index fund may perform (increase or decrease) at 150% of the index's performance to which it was correlated. Investments in index funds and leveraged index funds are designed to allow the Fund to seek to profit from anticipated increases in the indexes to which such funds generally are correlated.

                                The Fund may invest in bear funds and/or leveraged bear funds when the
                                Advisor believes that equity prices in general are likely to decline in the near term. A bear fund has a inverse relationship to the general market and seeks capital appreciation when the market is overvalued. Investments in bear funds and leveraged bear funds are designed to allow the Fund to seek profit from anticipated decreases in the indexes to which such funds generally are inversely correlated. Leveraged bear funds attempt to magnify the results of a regular bear fund. For example, a leveraged bear fund may perform (increase or decrease) at 150% of a regular bear fund.

                                When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-
                                quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

                                Because the Fund reallocates fund investments across potentially numerous asset subclasses as evolving economic and financial conditions warrant, the portfolio turnover rate of the Fund is much higher than that of most other funds with similar objectives. The higher the portfolio turnover rate, the greater will be the custodial transaction charges borne by the Fund. Also, a high rate of portfolio turnover will result in high amounts of realized investment gain subject to the payment of taxes by shareholders. Any realized net short-term investment gain will be taxed to shareholders as ordinary income. See "Dividends and Capital Gains" below.

                Fifth Third Worldwide Fund

                                           [GRAPHIC]






Principal Investment Risks   The principal risks of investing in the Fund include the risks of investing in other funds which have substantial investments in foreign markets.
 An investment in the Fund   Foreign securities, foreign currencies, and securities issued by U.S. entities
 is not a deposit of Fifth   with substantial foreign operations can involve additional risks relating to
 Third Bank or any other     political, economic, or regulatory conditions in foreign countries. These bank and is not insured or  risks include fluctuations in foreign currencies; withholding or other taxes;
 guaranteed by the FDIC or   trading, settlement, custodial and other operational risks; and the less
 any other government        stringent investor protection and disclosure standards of some foreign
 agency.                     markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S.
                             investments. In addition, foreign markets can perform differently than the
                             U.S. market. If these factors cause the net asset values of the underlying funds to decline, the Fund's share price will decline.

                             Because the Fund primarily invests in other mutual funds which invest in equity securities, the Fund is subject to the risks of investing in equity securities. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market and financial conditions.

                             The Fund may invest in index funds or leveraged funds. If equity prices generally decline while the Fund is invested in an index fund or funds, the
                             Fund could experience substantial losses. Such losses would be magnified to the extent the Fund is invested in a leveraged index fund or funds.

                             The Fund may also invest in bear funds or leveraged bear funds. If equity prices generally rise while the Fund is invested in a bear fund or funds, the
                             Fund could experience substantial losses. Such losses would be magnified to the extent the Fund is invested in a leveraged bear fund or funds.

                             The Fund may invest in a manner that anticipates market trends by investing in index and leveraged index funds when the Advisor expects the market to increase and investing in bear and leveraged bear funds when the market is anticipated to decrease. This technique may produce substantial losses where the market behaves in a manner contrary to the Advisor's expectations.

                             The portfolio turnover rate of the Fund is much higher than that of most other funds with similar objectives. The higher the portfolio turnover rate, the greater will be the custodial transaction charges borne by the Fund.
                             Also, a high rate of portfolio turnover will result in high amounts of realized investment gain subject to the payment of taxes by shareholders.

                             An investor in the Fund will bear not only his proportionate share of the expenses of the Fund, but also indirectly similar expenses of the underlying mutual funds in which the Fund invests. These expenses consist of advisory fees, expenses related to the distribution of shares, brokerage commissions, accounting, pricing and custody expenses, printing, legal and audit expenses, and other miscellaneous expenses.

                Fifth Third Worldwide Fund

                                           [GRAPHIC]


Volatility and Performance Information

The bar chart and table provide an                                       [CHART]
indication of the risks of an
investment in the Fund by showing    Year-by-Year Total Returns as of 12/31 For Advisor Shares/1/
its performance from year to year
and over time, as well as compared    1994   1995   1996   1997   1998   1999   2000     2001
to a broad-based securities index.    ----   ----   ----   ----   ----   ----   ----     ----
The Morgan Stanley Capital           (3.39)% 14.42% 21.00% 5.47% 35.06% 50.70% (12.38)% (11.86)%
International World Index is an
unmanaged index generally
representative of the performance of
the equity markets of 23 developed
countries as a whole.

The returns assume that Fund
distributions have been reinvested.

Past performance does not indicate
how the Fund will perform in the
future.


                                       The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                                      Best quarter:      Q4 1999      27.42%
                                      Worst quarter      Q3 2001     -16.92%
                                      ------------------------------------------




                                                            Average Annual
                                                            Total Returns (for
                                                            the periods ended
                                                            December 31, 2001)
                                                            -------------------





                                                       Inception Date Past Year Past 5 Years    Since Inception
                                                       ---------------------------------------------------------
Advisor Shares/1/                                         4/30/93
                                                       ---------------------------------------------------------
Return Before Taxes                                                    -11.86%     10.64%            10.68%
                                                       ---------------------------------------------------------
Return After Taxes on Distributions/2/                                 -12.19%      7.95%             7.83%
                                                       ---------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund
 Shares/2/                                                              -7.23%      7.71%             7.56%
                                                       ---------------------------------------------------------
                                                                                                  (Since 5/1/93)
Morgan Stanley Capital International World Index*                      -16.52%      5.74%             8.87%
----------------------------------------------------------------------------------------------------------------



/1/ For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Laureate Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Worldwide Fund.


/2/ After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


* The Morgan Stanley Capital International World Index is a total return market capitalization weighted index of the equity market of 23 developed countries.

                Fifth Third Strategic Income Fund

                                                      [GRAPHIC]





Fundamental Objective           High level of income consistent with reasonable risk. Achieving capital appreciation is a secondary objective.

Principal Investment Strategies Under normal market circumstances, the Fund invests at least 80% of its assets in income-producing securities such as debt securities, preferred stocks and common and preferred shares of closed-end investment companies (also known as "closed-end funds") having portfolios consisting primarily of income-producing securities. Certain of the debt securities and preferred stocks in which the Fund invests may be convertible into common shares. To a lesser degree, the Fund will invest directly in common shares bearing high dividends.

                                The Fund will respond to and attempt to anticipate economic and market trends. The Advisor will increase its investment in short-term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities when it believes interest rates will decline. The Fund may invest in debt securities of any maturity.

                                In selecting corporate debt securities for the Fund, the Advisor intends to invest principally in securities rated BBB or better by Standard & Poor's, but may invest in securities rated as low as BB, B, CCC or CC or unrated securities when these investments are believed by the Advisor to be sound and consistent with an objective of reasonable risk. The Fund will not invest more than 20% of its portfolio in (i) securities rated BB or lower by
                                Standard & Poor's and/or (ii) unrated securities which, in the opinion of the Advisor, are of quality comparable to those rated BB or lower.
                                Securities rated lower than BBB by Standard & Poor's, sometimes referred to as "junk bonds," are usually considered lower-rated securities and have speculative characteristics.

                                In selecting closed-end funds for the Fund, the Advisor will invest in closed-end funds which, in choosing corporate debt securities in which they invest, adhere to ratings criteria no less strict than those followed by the Fund in selecting its direct investments in corporate debt securities.
                                Such closed-end funds may invest in debt securities of United States or foreign issuers.

                                When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-
                                quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks      The principal risks of investing in the Fund include the risks of investing in debt securities. Prices of debt securities rise and fall in response to interest
 An investment in the Fund      rate changes for similar securities. Generally, when interest rates rise, prices
 is not a deposit of Fifth      of debt securities fall. The net asset value of the Fund may also decrease
 Third Bank or any other        during periods of rising interest rates. An issuer of debt securities may
 bank and is not insured or     default (fail to repay interest and principal when due). If an issuer defaults or
 guaranteed by the FDIC or      the risk of such default is perceived to have increased, the Fund may lose all
 any other government           or part of its investment. The net asset value of the Fund may fall during
 agency.                        periods of economic downturn when such defaults or risk of defaults increase. Securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.

Fifth Third Strategic Income Fund

                                    [GRAPHIC]

Investments in closed-end funds present additional risks to investors. Investment by the Fund in closed-end funds results in a duplication of advisory fees and other expenses, thereby resulting in a lower return for the Fund than would be the case in the absence of such duplication. Such investments may be less liquid than other investments and often trade at a discount. In addition, since these closed-end funds invest in debt securities, they are subject to the same risks described above.

Also, certain of the closed-end funds in which the Fund invests may invest part or all of their assets in debt securities of foreign issuers. Because foreign securities ordinarily are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the closed-end fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gains, if any, to be distributed to shareholders by the closed-end fund. If the value of a foreign currency declines against the U.S. dollar, the value of the closed-end fund's assets denominated in that currency will decrease. Although these closed-end funds may enter into "hedging" transactions intended to minimize the risk of loss due to a decline in the value of the subject foreign currency, in some cases all or a portion of the closed-end fund's portfolio remains subject to this risk of loss. There are additional risks relating to political, economic, or regulatory conditions in foreign countries; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments of such closed-end funds more volatile and potentially less liquid than U.S. investments.

Fifth Third Strategic Income Fund

                                    [GRAPHIC]

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Intermediate Credit Index is an unmanaged index generally representative of the performance of the bond market as a whole.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                    [CHART]

Year-by-Year Total Returns as of 12/31 For Advisor Shares/1/

1992   1993    1994     1995   1996    1997   1998    1999    2000    2001
----   ----    ----     ----   ----    ----   ----    ----    ----    ----
7.85%  8.84%  (4.46)%  16.33%  9.31%  11.40%  3.53%  (5.80)%  16.04%  12.64%



The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.



                       Best quarter:    Q1 1995     6.33%
                       Worst quarter:   Q4 1999    -4.60%
                       ---------------------------------




                                                        Average Annual
                                                        Total Returns
                                                        (for the periods
                                                        ended December 31, 2001)
                                                        -----------------------




                       Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                       -------------------------------------------------------------------
Advisor Shares/1/         3/10/85
                       -------------------------------------------------------------------
Return Before Taxes                    12.64%      7.27%         7.31%         7.85%
                       -------------------------------------------------------------------
Return After Taxes
 on Distributions/2/                    9.93%      4.23%         4.28%         5.09%
                       -------------------------------------------------------------------
Return After Taxes
 on Distributions
 and Sale of
 Fund Shares/2/                         7.64%      4.30%         4.34%         5.06%
                       -------------------------------------------------------------------
 Lehman
 Intermediate                                                              (Since 3/1/85)
 Credit Index*                          9.77%      7.15%         7.42%         9.09%
------------------------------------------------------------------------------------------



/1/ For the period prior to October 22, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Income Fund. On October 22, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Strategic Income Fund.

/2/ After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Lehman Intermediate Credit Index is an index of investment grade corporate bonds having at least $100,000,000 principal amount outstanding and maturities of from one to ten years.

                Shareholder Fees and Fund Expenses



Fee Tables


Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended December 31, 2001 or estimated amounts for the current fiscal year.


These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.


     Shareholder Fees                                                                  Stock Funds--Fee Table
                                                                                       ----------------------
                                                                                                               Fifth Third
                                                                           Fifth Third Fifth Third Fifth Third  Strategic
                                                                            Micro Cap   Multi Cap   Worldwide    Income
                                                                           Value Fund  Value Fund     Fund*      Fund**
    Maximum Sales Charge (Load) Imposed on Purchases                           None        None        None        None
  ------------------------------------------------------------------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Reinvested Dividends                None        None        None        None
    ----------------------------------------------------------------------------------------------------------------------
    Maximum Deferred Sales Load1                                               None        None        None        None
    ----------------------------------------------------------------------------------------------------------------------
    Annual Fund Operating Expenses (as a percentage of average net assets)
    Management fees                                                           1.00%       1.00%       1.00%       1.00%
    ----------------------------------------------------------------------------------------------------------------------
    Distribution/Service (12b-1) fees                                         0.50%       0.50%       0.50%       0.50%
    ----------------------------------------------------------------------------------------------------------------------
    Other expenses/1/                                                         0.52%       0.36%       0.72%       0.45%
    ----------------------------------------------------------------------------------------------------------------------
    Total Annual Fund Operating Expenses                                      2.02%       1.86%       2.22%       1.95%
    ----------------------------------------------------------------------------------------------------------------------
    Fee Waiver and/or Expense Reimbursements/2/                               0.12%       0.03%       0.28%       0.10%
    ----------------------------------------------------------------------------------------------------------------------
    Net Expenses                                                              1.90%       1.83%       1.94%       1.85%
    ----------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

* The Annual Fund Operating Expenses shown for the Worldwide Fund do not include the expenses of the underlying investments which range from 1.00% to 3.95% after fee waivers and expense limitations. Although the Fund anticipates investing in underlying funds within this range, it is possible that fees will be higher or lower than the range provided. The Fund will bear a proportionate share of the applicable expenses of the underlying investments as determined by its asset allocation mix.
** The Annual Fund Operating Expenses shown for the Strategic Income Fund do not include the expenses of the underlying investments which range from 0.64% to 3.50% after fee waivers and expense limitations. Although the Fund anticipates investing in underlying funds within this range, it is possible that fees will be higher or lower than the range provided. The Fund will bear a proportionate share of the applicable expenses of the underlying investments as determined by its asset allocation mix.
/1/ Other expenses are based on estimated amounts for the current fiscal year.

/2/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Micro Cap Value Fund to: 1.90% for the Advisor shares; for the Multi Cap Value Fund to: 1.83% for the Advisor shares; for the Worldwide Fund to: 1.94% for the Advisor shares and for the Strategic Income Fund to: 1.85% for the Advisor Shares. These waivers and/or expense reimbursements will remain in effect until 1/2/03.

                Shareholder Fees and Fund Expenses



Expense Examples

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.




                                                     1     3     5      10
    Stock Funds  Fifth Third Micro Cap Value Fund   Year Years Years  Years
                ------------------------------------------------------------
                 Advisor Shares                     $193 $622  $1,077 $2,338
                ------------------------------------------------------------
                                                     1     3     5      10
                 Fifth Third Multi Cap Value Fund   Year Years Years  Years
                ------------------------------------------------------------
                 Advisor Shares                     $186 $582  $1,003 $2,177
                ------------------------------------------------------------
                                                     1     3     5      10
                 Fifth Third Worldwide Fund         Year Years Years  Years
                ------------------------------------------------------------
                 Advisor Shares                     $197 $667  $1,164 $2,533
                ------------------------------------------------------------
                                                     1     3     5      10
                 Fifth Third Strategic Income Fund  Year Years Years  Years
                ------------------------------------------------------------
                 Advisor Shares                     $188 $603  $1,043 $2,267
                ------------------------------------------------------------

                Additional Information About the Funds' Investments


Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.


FUND NAME                                                                   FUND CODE
---------                                                                   ---------
Micro Cap Value Fund                                                           1
Multi Cap Value Fund                                                           2
Worldwide Fund                                                                 3
Strategic Income Fund                                                          4

                                INSTRUMENT                                  FUND CODE   RISK TYPE
                                ----------                                  --------- --------------

Asset-Backed Securities: Securities secured by company receivables,            3      Pre-payment
  home equity loans, truck and auto loans, leases, credit card                        Market
  receivables and other securities backed by other types of receivables               Credit
  or other assets.                                                                    Interest Rate
                                                                                      Regulatory
                                                                                      Liquidity

Bankers' Acceptances: Bills of exchange or time drafts drawn on and           1-4     Credit
  accepted by a commercial bank. Maturities are generally six months                  Liquidity
  or less.                                                                            Market
                                                                                      Interest Rate

Bear Funds: A Fund intended to increase/decrease in value inversely to         3      Inverse Market
  the stock or equity index to which it relates.                                      Leverage
                                                                                      Liquidity

Bonds: Interest-bearing or discounted securities that obligate the issuer     1-4     Market
  to pay the bondholder a specified sum of money, usually at specific                 Credit
  intervals, and to repay the principal amount of the loan at maturity.               Interest Rate
                                                                                      Political

Call and Put Options: A call option gives the buyer the right to buy,         1-4     Management
  and obligates the seller of the option to sell, a security at a specified           Liquidity
  price. A put option gives the buyer the right to sell, and obligates the            Credit
  seller of the option to buy a security at a specified price.                        Market
                                                                                      Leverage

Certificates of Deposit: Negotiable instruments with a stated maturity.       1-4     Market
                                                                                      Credit
                                                                                      Liquidity
                                                                                      Interest Rate

Closed-End Funds: Funds traded on an exchange, which are not                  3, 4    Market
  redeemable on a continuous basis.                                                   Liquidity

                Additional Information About the Funds' Investments



                               INSTRUMENT                                 FUND CODE   RISK TYPE
                               ----------                                 --------- -------------

Commercial Paper: Secured and unsecured short-term promissory                1-4    Credit
  notes issued by corporations and other entities. Maturities generally             Liquidity
  vary from a few days to nine months.                                              Market
                                                                                    Interest Rate

Common Stock: Shares of ownership of a company.                            1, 2, 4  Market

Convertible Securities: Bonds or preferred stock that convert to             2-4    Market
  common stock.                                                                     Credit

Derivatives: Instruments whose value is derived from an underlying           1-4    Management
  contract, index or security, or any combination thereof, including                Market
  futures, options (e.g., put and calls), options on futures, swap                  Credit
  agreements, and some mortgage-backed securities.                                  Liquidity
                                                                                    Leverage
                                                                                    Interest Rate

Foreign Currency Transactions: Foreign currency transactions include          3     Foreign
  forward foreign currency exchange contracts, foreign currency                     Investment
  options, and foreign currency futures transactions.                               Market
                                                                                    Political

Foreign Securities: Stocks issued by foreign companies, as well as            3     Market
  commercial paper of foreign issuers and obligations of foreign banks,             Political
  overseas branches of U.S. banks and supranational entities.                       Liquidity
                                                                                    Foreign
                                                                                    Investment

Futures and Related Options: A contract providing for the future sale         3     Management
  and purchase of a specified amount of a specified security, class of              Market
  securities, or an index at a specified time in the future and at a                Credit
  specified price.                                                                  Liquidity
                                                                                    Leverage

High-Yield/High-Risk/Debt Securities: High-yield/high-risk/debt              1-4    Credit
  securities are securities that are rated below investment grade by the            Market
  primary rating agencies (e.g., BB or lower by Standard & Poor's and               Liquidity
  Ba or lower by Moody's). These securities are considered speculative              Interest Rate
  and involve greater risk of loss than investment grade debt securities.
  Other terms commonly used to describe such securities include
  "lower rated bonds," "non-investment grade bonds" and "junk bonds."

Illiquid Securities: Securities which may be difficult to sell at an         1-4    Liquidity
  acceptable price.                                                                 Market

Investment Company Securities: Shares of investment companies.               1-4    Market
  These investment companies may include money market funds of
  Fifth Third Funds and shares of other registered investment companies for which the Advisor to a Fund or any of their affiliates serves as investment Advisor, administrator or distributor.

                Additional Information About the Funds' Investments




                               INSTRUMENT                                 FUND CODE RISK TYPE
                               ----------                                 --------- ---------

Investment Grade Bonds: Interest-bearing or discounted government           1-4     Market
  or corporate securities that obligate the issuer to pay the bondholder            Credit
  a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. Investment grade bonds are those rated BBB or better by S&P or Baa or better by
  Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.

Leveraged Funds: Funds that utilize leverage in an attempt to                3      Market
  maximize gains.                                                                   Leverage

Money Market Instruments: Investment-grade, U.S. dollar                     1-4     Market
  denominated debt securities that have remaining maturities of one                 Credit
  year or less. These securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S.
  government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.

Preferred Stocks: Preferred stocks are equity securities that generally      4      Market
  pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Repurchase Agreements: The purchase of a security and the                   1-4     Market
  simultaneous commitment to return the security to the seller at an                Leverage
  agreed upon price on an agreed upon date. This is treated as a loan.

Restricted Securities: Securities not registered under the Securities Act   1-4     Liquidity
  of 1933, such as privately placed commercial paper and Rule 144A                  Market
  securities.

Reverse Repurchase Agreements: The sale of a security and the               1-4     Market
  simultaneous commitment to buy the security back at an agreed                     Leverage
  upon price on an agreed upon date. This is treated as a borrowing by a Fund.

Securities Lending: The lending of up to 33 1/3% of the Fund's total        1-4     Market
  assets. In return the Fund will receive cash, other securities, and/or            Leverage
  letters of credit.                                                                Liquidity
                                                                                    Credit

Short-Term Trading: The sale of a security soon after its purchase. A       1-4     Market
  portfolio engaging in such trading will have higher turnover and transaction expenses.

Small and Micro Cap Equities: Equity securities of companies with           1, 2    Market
  market capitalization within or lower than those included in the                  Liquidity
  S & P Small Cap 600 Index.

                Additional Information About the Funds' Investments




                              INSTRUMENT                                FUND CODE   RISK TYPE
                              ----------                                --------- -------------

Standard & Poor's Depository Receipts ("SPDRs"): Ownership in a            1-4    Market
  long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500 Index. Index-based securities entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust expenses.

Stock-Index Options: A security that combines features of options           2     Management
  with securities trading using composite stock indices.                          Market
                                                                                  Credit
                                                                                  Liquidity
                                                                                  Leverage

Time Deposits: Non-negotiable receipts issued by a bank in exchange        1-4    Liquidity
  for the deposit of funds.                                                       Credit
                                                                                  Market

U.S. Government Agency Securities: Securities issued by agencies and       1-4    Interest Rate
  instrumentalities of the U.S. government. These include Ginnie                  Credit
  Mae, Fannie Mae, and Freddie Mac.

U.S. Treasury Obligations: Bills, notes, bonds, separately traded          1-4    Interest Rate
  registered interest and principal securities, and coupons under bank entry safekeeping.







Warrants: Securities, typically issued with preferred stock or bonds, 3   Market
  that give the holder the right to buy a proportionate amount of         Credit
  common stock at a specified price.

                Additional Information About the Funds' Investments



Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Inverse Market Risk: The particular type of market risk (see summary below) associated with "bear funds" that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better--or worse--than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

   Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

   Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

                Additional Information About the Funds' Investments



Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on investment management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Pre-Payment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

                Fund Management


Investment Advisor

Fifth Third Asset Management Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to all Funds. The Advisor is wholly owned by Fifth Third Bank. The Advisor, an investment management organization founded in 1976, is actively engaged in providing discretionary investment management services to institutional and individual clients.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor also furnishes office space and certain administrative services to the Funds.


As of December 31, 2001, Fifth Third Asset Management Inc. had approximately $12.4 billion of assets under management in the Fifth Third Funds.



The management fees, after fee waivers, paid by the Funds for the fiscal year ended December 31, 2001 are as follows:



                                           As a percentage of
                                           Average net assets
                   ------------------------------------------
                     Micro Cap Value Fund        1.00%
                     ----------------------------------------
                     Multi Cap Value Fund        1.00%
                     ----------------------------------------
                     Worldwide Fund              1.00%
                     ----------------------------------------
                     Strategic Income Fund       1.00%
                   ------------------------------------------

                Fund Management





Portfolio Managers

Fifth Third Asset Management Inc.

EQUITY FUNDS



Richard A. Barone is the co-portfolio manager of the Fifth Third Strategic Income Fund, Fifth Third Multi Cap Value Fund, and Fifth Third Micro Cap Value Fund. Mr. Barone is currently Portfolio Manager for Fifth Third/Maxus Investment Advisors and Fifth Third Asset Management Inc. Mr. Barone is also currently Chairman of B/D Holdings, Inc., an NASD Broker Dealer. Mr. Barone was formerly CEO of Maxus Investment Group from 1974 until Dec. 2000 and President of Maxus Securities Corp. until November 2000.

Denis J. Amato is the co-portfolio manager of the Fifth Third Multi Cap Value Fund and Fifth Third Micro Cap Value Fund. Mr. Amato is currently Senior Vice President and Chief Investment Officer of Fifth Third/Maxus Investment Advisors and Senior Vice President of Fifth Third Asset Management Inc. and Fifth Third/Maxus Securities, Inc. Mr. Amato was Senior Vice President and Chief Investment Advisor of Gelfand/Maxus Asset Management from 1991 to 2000.

James M. Bernard has been the co-portfolio manager of the Fifth Third Strategic Income Fund since 2001. James Bernard is Vice President and Senior Fixed Income Portfolio Manager of Fifth Third/Maxus Investment Advisors and Fifth Third/Maxus Securities, Inc. and Portfolio Manager for Fifth Third Asset Management Inc. Mr. Bernard was Vice President and Fixed Income Portfolio Manager of Gelfand/Maxus Asset Management from 1995 to 2000.

Alan Miller has been the portfolio manager of the Fifth Third Worldwide Fund since January 1, 1995. Alan Miller is currently Vice President and Director of Portfolio Management for Fifth Third/Maxus Investment Advisors and Portfolio Manager for Fifth Third Asset Management Inc. Mr. Miller was Vice President of Gelfand/Maxus Asset Management and Vice President of Maxus Asset Management Inc. from 1994 to 2000.





Fund Administration

Fifth Third Bank serves as administrator of the Funds. The administrator generally assists in all aspects of the Funds' administration and operation, including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. Fifth Third Bank provides these at an annual rate as specified below:

                       Maximum         Average Aggregate Daily
                   Administrative Fee  Net Assets of the Trust
                   ------------------  -----------------------
                        0.20%          of the first $1 billion
                        0.18%           of the next $1 billion
                        0.17%          in excess of $2 billion

Fifth Third Bank may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with Fifth Third Bank, BISYS Fund Services Limited Partnership ("BISYS") performs sub-administrative services on behalf of each Fund, including providing certain administrative personnel and services necessary to operate the Funds.

                Shareholder Information




Purchasing And Selling Fund Shares




PRICING STOCK FUND SHARES


The price of Fund shares is based on the Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Funds is determined by using market prices. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. Each Fund's NAV is calculated at 4:00 p.m. Cincinnati time each day the New York Stock Exchange is open for regular trading. Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

Purchasing And Adding To Your Shares


You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or its transfer agent. All orders for the Stock Funds must be received by the Funds or its transfer agent prior to 4:00 p.m. Cincinnati time in order to receive that day's NAV.


You may purchase Advisor Shares through a Financial Advisor. Typically, Financial Advisors manage their client's accounts through broker dealers and financial institutions which have a sales agreement with the distributor of Fund shares. Financial advisors typically provide financial planning or active account management for a fee. Advisor Shares are also available through broker dealers and financial institutions which have a sales agreement with the distributor.

In order to purchase shares through any financial institution, you must open an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details.

Shareholder Contact Information For Fifth Third Securities brokerage account holders, please contact your
                                Fifth Third Securities representative at your local banking center or call
                                1-888-889-1025.

                                For brokerage account holders at other financial institutions (non-Fifth
                                Third Securities), contact your investment representative or financial institution.

                                For accounts held at the Funds, please call 1-800-282-5706, or write to
                                Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706.

                Shareholder Information





The entity through which you are purchasing your shares is responsible for transmitting orders to the Funds and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

Investment Amounts The minimum initial investment in Advisor shares of the Funds offered by this
                   Prospectus is $1,000. Subsequent investments must be in amounts of at least
                   $50. The Funds reserve the right to waive the minimum initial investment.

                   All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject third-party checks.

                   For details, contact the Trust toll-free at 1-800-282-5706 or write to: Fifth Third
                   Funds, P.O. Box 182706, Columbus, Ohio 43218-2706.

                   The Funds may reject a purchase order for any reason.

AVOID 31% TAX WITHHOLDING

Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

Selling Your Shares

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. All orders must be received by the Funds or its transfer agent prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests (See "Shareholder Contact Information" above). Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.


If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

POSTPONEMENT OF REDEMPTION PAYMENTS

Any Fund may delay sending to you redemption proceeds for up to 7 days, or during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

                Shareholder Information



Exchanging Your Shares

You may exchange your Fund shares     Instructions for Exchanging Shares-Advisor shares.
for the same class of shares of any
other Fifth Third Fund. No            If exchanging shares through your financial institution, ask it for
transaction fees are charged for      exchange procedures or call 1-800-282-5706.
exchanges. Be sure to read the
Prospectus carefully of any Fund      NOTES ON EXCHANGES
into which you wish to exchange       To prevent disruption in the management of the Funds, market timing
shares.                               strategies and frequent exchange activity may be limited by the Funds.
                                      Although not anticipated, the Funds may reject exchanges, or change or
You must meet the minimum             terminate rights to exchange shares at any time.
investment requirements for the
Fund into which you are               Shares of the new Fund must be held in the same account name, with
exchanging. Exchanges from one        the same registration and tax identification numbers, as the shares of
Fund to another are taxable for       the old Fund.
investors subject to federal or state
income taxation.                      The Exchange Privilege may be changed or eliminated at any time.

                                      The Exchange Privilege is available only in states where shares of the
                                      Funds may be sold.

                                      All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

                Shareholder Information




Distribution/Service (12b-1) 12b-1 fees compensate the Distributor and other dealers and
Fees for Advisor Shares      investment representatives for services and expenses related to the sale and distribution of the Fund's shares and/or for providing shareholder services.

                             In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

                             12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

                             12b-1 fees may cost you more than paying other types of sales charges.

                             Advisor shares may pay a 12b-1 fee at an annual rate of up to 0.50% of the average daily net assets of the applicable Fund which the
                             Distributor may use for shareholder servicing and distribution.

Dividends And Capital Gains  All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an
                             IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

                             Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

                             Dividends, if any, are declared and paid monthly by the following
                             Fund: Fifth Third Strategic Income Fund. Dividends, if any, are
                             declared and paid quarterly by the following Funds: Fifth Third Micro
                             Cap Value Fund and Fifth Third Multi Cap Value Fund. Dividends, if
                             any, are declared and paid annually by the following Fund: Fifth Third
                             Worldwide Fund. Capital gains, if any, are distributed at least annually.

                Shareholder Information




Taxation

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

TAXATION OF DISTRIBUTIONS

Each Fund expects to distribute substantially all of its net investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid).



STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

This is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

                Financial Highlights






The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 2001 for the Fifth Third Micro Cap Value Fund, Fifth Third Multi Cap Value Fund, Fifth Third Worldwide Fund, and Fifth Third Strategic Income Fund has been audited by Arthur Andersen LLP, whose report, along with the Fund's financial statements, are incorporated by reference in the SAI, which is available upon request. The information for periods ended prior to December 31, 2000 for the Fifth Third Micro Cap Value Fund, Fifth Third Multi Cap Value Fund, Fifth Third Worldwide Fund, and Fifth Third Strategic Income Fund, has been audited by McCurdy & Associates C.P.A.'s, Inc., whose report, along with the Funds' financial statements, are incorporated by reference in the SAI, which is available upon request.

                Financial Highlights



                                                         Fifth Third Micro Cap
                                                         Value Fund
                                                         Advisor Shares


                                                                    Year Ended December 31,
                                                                 ---------------------------    Period Ended
                                                                  2001       2000      1999    Dec. 31, 1998*
                                                                 -------    -------   ------   --------------
Per Share Data
 Net Asset Value, Beginning of Period                            $  4.88    $  5.58   $ 4.80       $ 5.00
--------------------------------------------------------------------------------------------------------------
 Income from Investment Operations:
   Net investment income/(loss)                                    (0.02)      0.03    (0.06)       (0.07)
   Net realized and unrealized gains/(losses) from investment
    transactions                                                    1.10      (0.11)    1.08        (0.09)
--------------------------------------------------------------------------------------------------------------
   Increase/(Decrease) in Net Assets Resulting from Operations      1.08      (0.08)    1.02        (0.16)
--------------------------------------------------------------------------------------------------------------
 Distributions to Shareholders from:
   Net investment income                                              --      (0.03)      --           --
   Net realized gains from investment transactions                 (0.00)**   (0.59)   (0.24)       (0.04)
--------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                               (0.00)**   (0.62)   (0.24)       (0.04)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                                  $  5.96    $  4.88   $ 5.58       $ 4.80
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
 Total Return                                                      22.22%     (1.38%)  21.19%       (3.27%)(a)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratios to Average Net Assets:
   Net expenses                                                     1.79%      1.90%    2.10%        2.69%(b)
   Net investment income/(loss)                                    (0.29%)     0.53%   (0.82%)      (1.33%)(b)
--------------------------------------------------------------------------------------------------------------
 Supplemental Data:
   Net Assets at end of period ($000)                            $19,196    $15,424   $9,128       $3,159
   Portfolio turnover rate (c)                                        47%       116%      96%         109%(b)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------


* Reflects operations for the period from February 1, 1998 (date of commencement of operations) to December 31, 1998.
** Amount is less than $0.005 per share.

(a) Not annualized.


(b) Annualized.




(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                Financial Highlights




                                               Fifth Third Multi Cap Value Fund
                                                          Advisor Shares



                                                                            Year Ended December 31,
                                                                 --------------------------------------------
                                                                  2001     2000     1999     1998      1997
                                                                 -------  -------  -------  -------   -------
 Per Share Data
 Net Asset Value, Beginning of Period                            $ 18.61  $ 17.49  $ 15.92  $ 18.23   $ 16.00
--------------------------------------------------------------------------------------------------------------
 Income from Investment Operations:
   Net investment income                                            0.02     0.18     0.19     0.20      0.15
   Net realized and unrealized gains/(losses)
    from investment transactions                                    1.37     3.89     1.86    (1.80)     4.33
--------------------------------------------------------------------------------------------------------------
   Increase/(Decrease) in Net Assets Resulting from Operations      1.39     4.07     2.05    (1.60)     4.48
--------------------------------------------------------------------------------------------------------------
 Distributions to Shareholders from:
   Net investment income                                              --    (0.17)   (0.23)   (0.20)    (0.15)
   Net realized gains from investment transactions                 (0.91)   (2.72)   (0.25)   (0.51)    (2.10)
   Return of capital                                                  --    (0.06)      --       --        --
--------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                               (0.91)   (2.95)   (0.48)   (0.71)    (2.25)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                                  $ 19.09  $ 18.61  $ 17.49  $ 15.92   $ 18.23
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
 Total Return                                                       7.47%   23.29%   12.93%   (8.74%)   28.16%
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratios to Average Net Assets:
   Net expenses                                                     1.73%    1.83%    1.83%    1.80%     1.87%
   Net investment income                                            0.09%    0.91%    1.12%    1.15%     1.80%
--------------------------------------------------------------------------------------------------------------
 Supplemental Data:
   Net assets at end of period ($000)                            $47,698  $49,260  $39,885  $53,279   $55,637
   Portfolio turnover rate(a)                                         80%     121%      78%     118%       89%
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------



(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                Financial Highlights



                                                             Fifth Third
                                                             Worldwide Fund
                                                             Advisor Shares


                                                                          Year Ended December 31,
                                                              ----------------------------------------------
                                                               2001       2000      1999      1998     1997
                                                              -------    -------   -------   ------   ------
Per Share Data
Net Asset Value, Beginning of Period                          $ 14.09    $ 19.19   $ 13.29   $10.38   $10.82
-------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                  (0.11)     (0.21)    (0.07)   (0.12)    0.52
  Net realized and unrealized gains/(losses) from investment
   transactions                                                 (1.56)     (1.94)     6.78     3.76     0.07
-------------------------------------------------------------------------------------------------------------
  Increase/(Decrease) in Net Assets Resulting from Operation    (1.67)     (2.15)     6.71     3.64     0.59
-------------------------------------------------------------------------------------------------------------
Distributions to Shareholders from:
  Net investment income                                            --         --        --       --    (0.52)
  Net realized gains from investment transactions               (0.12)     (2.95)    (0.81)   (0.73)   (0.51)
  Return of capital                                             (0.00)**      --        --       --       --
-------------------------------------------------------------------------------------------------------------
  Total Dividends and Distributions                             (0.12)     (2.95)    (0.81)   (0.73)   (1.03)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                $ 12.30    $ 14.09   $ 19.19   $13.29   $10.38
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Total Return                                                   (11.86%)   (12.38%)   50.58%   35.14%    5.49%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
  Net expenses                                                   1.92%      1.94%     1.92%    2.63%    2.49%
  Net investment income                                         (0.76%)    (1.13%)   (0.49%)  (1.10%)   4.19%
-------------------------------------------------------------------------------------------------------------
Supplemental Data:
  Net Assets at end of period ($000)                          $21,676    $37,087   $32,324   $8,059   $3,395
  Portfolio turnover rate(a)                                      974%      1204%     1172%    2792%    1511%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------





** Amount is less than $0.005 per share.


(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                Financial Highlights



                                              Fifth Third Strategic Income Fund
                                                        Advisor Shares


                                                                 Year Ended December 31,
                                                     ----------------------------------------------
                                                      2001       2000     1999      1998     1997
                                                     -------    -------  -------   -------  -------
 Per Share Data
 Net Asset Value, Beginning of Period                $  9.95    $  9.22  $ 10.61   $ 11.31  $ 10.78
----------------------------------------------------------------------------------------------------
 Income from Investment Operations:
  Net investment income                                 0.63       0.73     0.86      0.72     0.67
  Net realized and unrealized gains/(losses)
   from investment transactions                         0.60       0.70    (1.43)    (0.33)    0.53
----------------------------------------------------------------------------------------------------
  Increase/(Decrease) in Net Assets Resulting from
  Operations                                            1.23       1.43    (0.57)     0.39     1.20
----------------------------------------------------------------------------------------------------
 Distributions to Shareholders from:
  Net investment income                                (0.65)     (0.70)   (0.82)    (0.72)   (0.67)
  Net realized gains from investment transactions         --         --       --     (0.37)      --
  Return of capital                                    (0.00)**      --       --        --       --
----------------------------------------------------------------------------------------------------
  Total Dividends and Distributions                    (0.65)     (0.70)   (0.82)    (1.09)   (0.67)
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                      $ 10.53    $  9.95  $  9.22   $ 10.61  $ 11.31
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
 Total Return                                          12.64%     16.01%   (5.72%)    3.49%   11.47%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratios to Average Net Assets:
  Net expenses                                          1.76%      1.85%    1.91%     1.87%    1.91%
  Net investment income                                 6.12%      7.53%    7.87%     6.52%    6.08%
----------------------------------------------------------------------------------------------------
 Supplemental Data:
  Net Assets at end of period ($000)                 $34,105    $32,351  $24,023   $39,650  $38,620
  Portfolio turnover rate(a)                              34%        48%      51%       59%      70%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------





** Amount is less than $0.005 per share.


(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Addresses
--------------------------------------------------------------------------------------

Fifth Third Funds                              Fifth Third Funds
Stock and Bond Mutual Funds                    3435 Stelzer Road
Money Market Mutual Funds                      Columbus, Ohio 43219
Advisor Shares
--------------------------------------------------------------------------------------

Investment Advisor                             Fifth Third Asset Management Inc.
                                               38 Fountain Square Plaza
                                               Cincinnati, Ohio 45263
--------------------------------------------------------------------------------------

Distributor                                    Fifth Third Funds Distributor, Inc.
                                               3435 Stelzer Road
                                               Columbus, Ohio 43219
--------------------------------------------------------------------------------------

Custodian, Transfer Agent, Dividend Disbursing
  Agent, and Administrator                     Fifth Third Bank
                                               38 Fountain Square Plaza
                                               Cincinnati, Ohio 45263
--------------------------------------------------------------------------------------

Sub-Administrator and Sub-Fund Accountant      BISYS Fund Services Limited Partnership
                                               3435 Stelzer Road
                                               Columbus, Ohio 43219
--------------------------------------------------------------------------------------

Sub-Transfer Agent                             BISYS Fund Services Ohio, Inc.
                                               3435 Stelzer Road
                                               Columbus, Ohio 43219
--------------------------------------------------------------------------------------

Independent Auditors                           Arthur Andersen LLP
                                               Huntington Center
                                               Ste. 2100
                                               41 South High Street
                                               Columbus, Ohio 43215
--------------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:
The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds' performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

 You can get free copies of annual and semi-annual reports, the SAI, prospectuses of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:

                               Fifth Third Funds
                               3435 Stelzer Road
                             Columbus, Ohio 43219
                           Telephone: 1-800-282-5706
                         Internet: http://www.53.com*

              *The Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission.You can get copies:
.. For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.
.. At no charge from the Commission's Website at http://www.sec.gov.


[LOGO] Fifth Third Funds

Adv-ALL-01 (10/01)
                                      Investment Company Act file no. 811-5669.

   [LOGO] Fifth Third Funds

--------------------------------------------------------------------------------
                                    [GRAPHIC]



   Fifth Third Funds

   Stock and Bond Mutual Funds


   Investment A Shares
   Investment B Shares
   Investment C Shares

[LOGO] Working hard to build your wealth!


   Prospectus

   April 30, 2002


   The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

               Fifth Third Funds

               Stock Mutual Funds



               Investment A Shares
               Investment B Shares
               Investment C Shares              Table of Contents



Overview


This section provides important information about the Fifth Third Micro Cap Value Fund, the Fifth Third Multi Cap Value Fund, the Fifth Third Worldwide Fund, and the Fifth Third Strategic Income Fund (the "Funds"), each a separate series of Fifth Third Funds, including:


.. the investment objective

.. principal investment strategies

.. principle risks, and

.. volatility and performance information


All funds are managed by Fifth Third Asset Management Inc.


Like all mutual funds (other than money market and stable value funds), share prices of the Funds may rise and fall in value and you could lose money. There is no guarantee that any Fund will achieve its objective.

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:


            Objectives, Strategies and Risks
            -------------------------------------------------------
            Micro Cap Value Fund                                 2
            Multi Cap Value Fund                                 4
            Worldwide Fund                                       6
            Strategic Income Fund                                9

            Shareholder Fees and Expenses
            -------------------------------------------------------
            Fee Tables                                          12
            Expense Examples                                    13

            Additional Information About the Funds' Investments 14
            -------------------------------------------------------

            Fund Management
            -------------------------------------------------------
            Investment Advisors                                 20
            Portfolio Managers                                  21
            Fund Administration                                 21

            Shareholder Information
            -------------------------------------------------------
            Purchasing And Selling Fund Shares                  22
            Purchasing And Adding To Your Shares                22
            Selling Your Shares                                 24
            Exchanging Your Shares                              25
            Distribution Arrangements/Sales Charges for Stock,
             Bond, and Money Market Funds                       26
            Dividends And Capital Gains                         30
            Taxation                                            31

            Financial Highlights                                32
            -------------------------------------------------------

                Fifth Third Micro Cap Value Fund

                                                    [GRAPHIC]





Fundamental Objective           Capital appreciation.


Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of micro cap companies. Micro cap companies are those companies whose equity securities have a total market value of between $10,000,000 and $200,000,000. Equity securities consist of common stock and securities convertible into common stock. The
                                Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings, and cash flow will generally be considered attractive investments. Additionally, the Advisor will give secondary consideration to insider transactions (e.g., purchases of a company's shares by its officers and/or major shareholders) and the growth of earnings.

                                When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-
                                quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks      The principal risks of investing in the Fund include the risks of investing in equity securities. The prices of equity securities fluctuate
 An investment in the Fund      based on changes in a company's activities and financial condition and
 is not a deposit of Fifth      in overall market and financial conditions. The smaller companies in
 Third Bank or any other        which the Fund invests are especially sensitive to these factors and
 bank and is not insured or     therefore may be subject to greater share price fluctuations than other
 guaranteed by the FDIC or      companies. Also, securities of these smaller companies are often less
 any other government           liquid, thus possibly limiting the ability of the Fund to dispose of such
 agency.                        securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above average risk.

                                The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-
                                earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks.

Fifth Third Micro Cap Value Fund   [GRAPHIC]



Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Russell 2000 Index is an unmanaged index generally representative of the performance of the small capitalization stock market as a whole.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Investment A Shares. After tax returns for Investment B and Investment C Shares will vary.

                                     [CHART]

Year-by-Year Total Returns as of 12/31 For Investment A Shares/1/

                            1999      2000      2001
                           ------    ------    ------
                           21.21%   (1.38)%    22.13%


                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

               Best quarter:       Q2 1999      21.12%
               Worst quarter:      Q3 2001     -14.86%
               ---------------------------------------



                                                            Average Annual
                                                            Total Returns (for
                                                            the periods ended
                                                            December 31, 2001)
                                                            ------------------



                                                                    Inception Date Past Year Since Inception
                                                                    ----------------------------------------
Investment A Shares/1/                                                  2/1/98
(with 4.50% sales charge)
                                                                    ----------------------------------------
  Return Before Taxes                                                               16.64%       8.10%
                                                                    ----------------------------------------
  Return After Taxes on Distributions/2/                                            16.87%       6.63%
                                                                    ----------------------------------------
  Return After Taxes on Distributions and Sale of Fund Shares/2/                    10.29%       5.87%
------------------------------------------------------------------------------------------------------------
Investment B Shares/1/                                                  2/1/98
(with applicable Contingent Deferred Sales Charge)
                                                                    ----------------------------------------
  Return Before Taxes                                                               16.68%       8.18%
------------------------------------------------------------------------------------------------------------
Investment C Shares/1/                                                  2/1/98
(with applicable Contingent Deferred Sales Charge)
                                                                    ----------------------------------------
  Return Before Taxes                                                               21.88%       8.83%
------------------------------------------------------------------------------------------------------------
                                                                                             (Since 2/1/98)
Russell 2000 Index*                                                                 2.49%        4.62%
                                                                    ----------------------------------------
                                                                                             (Since 2/1/98)
Lipper Small Cap Value Index**                                                      17.20%       7.29%
------------------------------------------------------------------------------------------------------------




/1/ For the period prior to August 13, 2001, the quoted performance of Investment A, Investment B and Investment C Shares of the Fund reflects the performance of the Institutional Shares of the Fifth Third/Maxus Aggressive Value Fund, adjusted to reflect the expenses and sales charges for Investment A, Investment B and Investment C Shares. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Micro Cap Value Fund.

/2/ After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns on taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

 * The Russell 2000 Index is an unmanaged index of the smallest 2,000 companies in the Russell 3000 Index, as ranked by market capitalization.


** The Lipper Small Cap Value Index is an equal weighted index of mutual funds that invest 75% or more of their assets in companies with a market capitalization less than 250% of the S&P Small Cap 600 Index median capitalization.

                Fifth Third Multi Cap Value Fund

                                                  [GRAPHIC]





Fundamental Objective           High level of total return (using a combination of capital appreciation and income).

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of multi-cap companies. Equity securities of multi-
                                cap companies consist of common stock and securities convertible into common stock of companies with market capitalizations of any size.
                                The Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings and cash flow will generally be considered attractive investments. Additionally, the Advisor will give secondary consideration to insider transactions and the growth of earnings.

                                When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-
                                quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks      The principal risks of investing in the Fund include the risks of investing in equity securities. The prices of equity securities fluctuate
 An investment in the Fund is   based on changes in a company's activities and financial condition and
 not a deposit of Fifth Third   in overall market conditions. While the Fund invests in both smaller
 Bank or any other bank and     and larger companies, the smaller companies in which the Fund invests
 is not insured or guaranteed   are especially sensitive to these factors and therefore may be subject to
 by the FDIC or any other       greater share price fluctuations than other companies. Also, securities of
 government agency.             these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above-
                                average risk.

                                The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-
                                earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks.

Fifth Third Multi Cap Value Fund    [GRAPHIC]





Volatility and Performance Information

                                                                           [CHART]
The bar chart and table provide an
indication of the risks of an          Year-by-Year Total Returns as of 12/31 For Investment A Shares/1/
investment in the Fund by showing
its performance from year to year and
over time, as well as compared to two   1992    1993   1994    1995    1996    1997    1998    1999     2000   2001
broad-based securities indices. The    ------  ------  -----  ------  ------  ------  ------  ------   ------  -----
Russell 3000 Index is an unmanaged     13.64%  24.48%  0.64%  22.48%  19.08%  28.20%  (8.74)%  12.95%  23.33%  7.54%
index generally representative of the
performance of the U.S. stock market
as a whole. The Lipper Multicap
Value Index is an equal weighted
index of mutual funds that invest in
undervalued securities within
multiple capitalization ranges.

The returns assume that Fund
distributions have been reinvested.
The returns for Investment B and
C shares will differ from the returns
for Investment A shares (which are
shown in the bar chart) because of
differences in expenses of each class.
The table assumes that shareholders
redeem their fund shares at the end
of the period indicated.

Past performance does not indicate
how the Fund will perform in the
future.

The after tax returns included in the
table are only for Investment A
Shares. After tax returns for
Investment B and Investment C
Shares will vary.



                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                                Best quarter:       Q2 1999      18.60%
                                Worst quarter:      Q3 1998     -21.07%
                                --------------------------------------------




                                            Average Annual Total Returns (for
                                            the periods ended December 31, 2001)
                                            ------------------------------------



                                                                      Inception Date Past Year Past 5 Years Past 10 Years
                                                                      ----------------------------------------------------
 Investment A Shares/1/ (with 4.50% sales charge)                        9/30/89
                                                                      ----------------------------------------------------
  Return Before Taxes                                                                   2.69%     10.85%       13.26%
                                                                      ----------------------------------------------------
  Return After Taxes on Distributions/2/                                                1.40%      8.61%       10.50%
                                                                      ----------------------------------------------------
  Return After Taxes on Distributions and Sale of Fund Shares/2/                        2.31%      8.17%        9.88%
                                                                      ----------------------------------------------------
 Investment B Shares/3/ (with applicable Contingent Deferred Sales       9/30/89
 Charge)
                                                                      ----------------------------------------------------
  Return Before Taxes                                                                   1.88%     11.05%       13.35%
                                                                      ----------------------------------------------------
 Investment C Shares/3/ (with applicable Contingent Deferred Sales       9/30/89
 Charge)
                                                                      ----------------------------------------------------
  Return Before Taxes                                                                   6.85%     11.30%       13.22%
                                                                      ----------------------------------------------------

  Russell 3000 Index/3/                                                               -11.46%     10.14%       12.64%
                                                                      ----------------------------------------------------

  Lipper Multicap Value Index**                                                         1.30%      9.73%       12.31%
--------------------------------------------------------------------------------------------------------------------------


                                                                    Since Inception
                                                                    ---------------
 Investment A Shares/1/ (with 4.50% sales charge)
                                                                    ---------------
  Return Before Taxes                                                   12.59%
                                                                    ---------------
  Return After Taxes on Distributions/2/                                10.14%
                                                                    ---------------
  Return After Taxes on Distributions and Sale of Fund Shares/2/         9.55%
                                                                    ---------------
 Investment B Shares/3/ (with applicable Contingent Deferred Sales
 Charge)
                                                                    ---------------
  Return Before Taxes                                                   12.66%
                                                                    ---------------
 Investment C Shares/3/ (with applicable Contingent Deferred Sales
 Charge)
                                                                    ---------------
  Return Before Taxes                                                   12.45%
                                                                    ---------------
                                                                    (Since 10/1/89)
  Russell 3000 Index/3/                                                 12.43%
                                                                    ---------------
                                                                    (Since 10/1/89)
  Lipper Multicap Value Index**                                         11.20%
-----------------------------------------------------------------------------------



/1/For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Equity Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Multi Cap Value Fund.


/2/After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


/3/For the period prior to August 13, 2001, the quoted performance of Investment B and Investment C shares of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Equity Fund, adjusted to reflect the expenses and sales charges for Investment B and Investment C shares.


* The Russell 3000 Index is composed of 3,000 large U.S. companies, as determined by market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. equity market.


** The Lipper Multicap Value Index is an equal weighted index of mutual funds that invest in undervalued securities within multiple capitalization ranges.

                Fifth Third Worldwide Fund

                                           [GRAPHIC]






Fundamental Objective           High level of total return (using a combination of capital appreciation and income) consistent with reasonable risk.

Principal Investment Strategies Under normal circumstances, the Fund invests primarily in other mutual funds that invest in equity securities on a domestic, international and/or global basis. The Fund will structure its portfolio of mutual funds by (i)
                                identifying certain global investment themes (for example, global telecommunication or emerging markets) which are expected to provide a favorable return over the next six to twelve months and (ii) selecting one or more mutual funds with management styles (for example, value vs.
                                growth or large cap vs. small cap) or investment concentrations which represent each theme. As market conditions change, the Fund will exit those investment themes which appear to have run their course and replace them with more attractive opportunities. The Fund also will look for opportunities caused by market-moving events (such as political events, currency devaluations and natural disasters) that cause a disequilibrium between securities prices and their underlying intrinsic values.

                                The Fund may invest in index funds and/or leveraged index funds when the Advisor believes that equity prices in general are likely to rise in the near term. Leveraged funds attempt to magnify the results of an investment through the investment in futures contracts and options on securities, future contracts, and stock indices. For example, a leveraged index fund may perform (increase or decrease) at 150% of the index's performance to which it was correlated. Investments in index funds and leveraged index funds are designed to allow the Fund to seek to profit from anticipated increases in the indexes to which such funds generally are correlated.

                                The Fund may invest in bear funds and/or leveraged bear funds when the
                                Advisor believes that equity prices in general are likely to decline in the near term. A bear fund has a inverse relationship to the general market and seeks capital appreciation when the market is overvalued. Investments in bear funds and leveraged bear funds are designed to allow the Fund to seek profit from anticipated decreases in the indexes to which such funds generally are inversely correlated. Leveraged bear funds attempt to magnify the results of a regular bear fund. For example, a leveraged bear fund may perform (increase or decrease) at 150% of a regular bear fund.

                                When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-
                                quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

                                Because the Fund reallocates fund investments across potentially numerous asset subclasses as evolving economic and financial conditions warrant, the portfolio turnover rate of the Fund is much higher than that of most other funds with similar objectives. The higher the portfolio turnover rate, the greater will be the custodial transaction charges borne by the Fund. Also, a high rate of portfolio turnover will result in high amounts of realized investment gain subject to the payment of taxes by shareholders. Any realized net short-term investment gain will be taxed to shareholders as ordinary income. See "Dividends and Capital Gains"
                                below.

                Fifth Third Worldwide Fund

                                            [GRAPHIC]







Principal Investment Risks   The principal risks of investing in the Fund include the risks of investing in other funds which have substantial investments in foreign markets.
 An investment in the Fund   Foreign securities, foreign currencies, and securities issued by U.S. entities
 is not a deposit of Fifth   with substantial foreign operations can involve additional risks relating to
 Third Bank or any other     political, economic, or regulatory conditions in foreign countries. These bank and is not insured or  risks include fluctuations in foreign currencies; withholding or other taxes;
 guaranteed by the FDIC or   trading, settlement, custodial and other operational risks; and the less
 any other government        stringent investor protection and disclosure standards of some foreign
 agency.                     markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S.
                             investments. In addition, foreign markets can perform differently than the
                             U.S. market. If these factors cause the net asset values of the underlying funds to decline, the Fund's share price will decline.

                             Because the Fund primarily invests in other mutual funds which invest in equity securities, the Fund is subject to the risks of investing in equity securities. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market and financial conditions.

                             The Fund may invest in index funds or leveraged funds. If equity prices generally decline while the Fund is invested in an index fund or funds, the
                             Fund could experience substantial losses. Such losses would be magnified to the extent the Fund is invested in a leveraged index fund or funds.

                             The Fund may also invest in bear funds or leveraged bear funds. If equity prices generally rise while the Fund is invested in a bear fund or funds, the
                             Fund could experience substantial losses. Such losses would be magnified to the extent the Fund is invested in a leveraged bear fund or funds.

                             The Fund may invest in a manner that anticipates market trends by investing in index and leveraged index funds when the Advisor expects the market to increase and investing in bear and leveraged bear funds when the market is anticipated to decrease. This technique may produce substantial losses where the market behaves in a manner contrary to the
                             Advisor's expectations.

                             The portfolio turnover rate of the Fund is much higher than that of most other funds with similar objectives. The higher the portfolio turnover rate, the greater will be the custodial transaction charges borne by the Fund.
                             Also, a high rate of portfolio turnover will result in high amounts of realized investment gain subject to the payment of taxes by shareholders.

                             An investor in the Fund will bear not only his proportionate share of the expenses of the Fund, but also indirectly similar expenses of the underlying mutual funds in which the Fund invests. These expenses consist of advisory fees, expenses related to the distribution of shares, brokerage commissions, accounting, pricing and custody expenses, printing, legal and audit expenses, and other miscellaneous expenses.

                Fifth Third Worldwide Fund

                                           [GRAPHIC]





Volatility and Performance Information

The bar chart and table provide an
indication of the risks of an
investment in the Fund by showing
its performance from year to year
and over time, as well as compared
to a broad-based securities index.
The Morgan Stanley Capital
International World Index is an
unmanaged index generally
representative of the performance of
the equity markets of 23 developed
countries as a whole.

The returns assume that Fund
distributions have been reinvested.                                      [CHART]
The table assumes that shareholders
redeem their fund shares at the end  Year-by-Year Total Returns as of 12/31 For Investment C Shares/1/
of the period indicated.

Past performance does not indicate    1994    1995     1996   1997    1998    1999     2000      2001
how the Fund will perform in the     ------   -----   ------  -----  ------  ------  --------  --------
future.                              (3.82)%  13.90%  20.29%  5.01%  34.38%  50.05%  (12.82)%  (12.49)%


                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                               Best quarter:       Q4 1999      27.34%
                               Worst quarter:      Q3 2001     -17.05%
                               --------------------------------------------




                                                            Average Annual
                                                            Total Returns (for
                                                            the periods ended
                                                            December 31, 2001)
                                                            -------------------





                                                     Inception Date Past Year Past 5 Years Since Inception
                                                     -----------------------------------------------------
 Investment C Shares/1/
 (with applicable Contingent Deferred Sales Charge)     4/30/93
                                                     -----------------------------------------------------
  Return Before Taxes                                                -12.49%     10.04%            10.11%
                                                     -----------------------------------------------------
  Return After Taxes on Distributions/2/                             -12.84%      7.36%             7.26%
                                                     -----------------------------------------------------
  Return After Taxes on Distributions and Sale of
   Fund Shares/2/                                                     -7.62%      7.22%             7.07%
                                                     -----------------------------------------------------
                                                                                           (Since 5/1/93)
 Morgan Stanley Capital International World Index*                   -16.52%      5.74%             8.87%
----------------------------------------------------------------------------------------------------------





/1/ For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Advisor shares of the Fifth Third Worldwide Fund, adjusted to reflect the expenses and sales charges for Investment C shares. For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Laureate Fund, adjusted to reflect the expenses and sales charges for Investment C shares. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Worldwide Fund.


/2/ After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


* The Morgan Stanley Capital International World Index is a total return market capitalization weighted index of the equity market of 23 developed countries.

                Fifth Third Strategic Income Fund

                                                      [GRAPHIC]


Fundamental Objective           High level of income consistent with reasonable risk. Achieving capital appreciation is a secondary objective.

Principal Investment Strategies Under normal market circumstances, the Fund invests at least 80% of its assets in income-producing securities such as debt securities, preferred stocks and common and preferred shares of closed-end investment companies (also known as "closed-end funds") having portfolios consisting primarily of income-producing securities. Certain of the debt securities and preferred stocks in which the Fund invests may be convertible into common shares. To a lesser degree, the Fund will invest directly in common shares bearing high dividends.

                                The Fund will respond to and attempt to anticipate economic and market trends. The Advisor will increase its investment in short-term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities when it believes interest rates will decline. The Fund may invest in debt securities of any maturity.

                                In selecting corporate debt securities for the Fund, the Advisor intends to invest principally in securities rated BBB or better by Standard & Poor's, but may invest in securities rated as low as BB, B, CCC or CC or unrated securities when these investments are believed by the Advisor to be sound and consistent with an objective of reasonable risk. The Fund will not invest more than 20% of its portfolio in (i) securities rated BB or lower by
                                Standard & Poor's and/or (ii) unrated securities which, in the opinion of the Advisor, are of quality comparable to those rated BB or lower.
                                Securities rated lower than BBB by Standard & Poor's, sometimes referred to as "junk bonds," are usually considered lower-rated securities and have speculative characteristics.

                                In selecting closed-end funds for the Fund, the Advisor will invest in closed-end funds which, in choosing corporate debt securities in which they invest, adhere to ratings criteria no less strict than those followed by the Fund in selecting its direct investments in corporate debt securities.
                                Such closed-end funds may invest in debt securities of United States or foreign issuers.

                                When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-
                                quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks      The principal risks of investing in the Fund include the risks of investing in debt securities. Prices of debt securities rise and fall in response to
 An investment in the           interest rate changes for similar securities. Generally, when interest rates
 Fund is not a deposit of       rise, prices of debt securities fall. The net asset value of the Fund may also
 Fifth Third Bank or any        decrease during periods of rising interest rates. An issuer of debt securities
 other bank and is not          may default (fail to repay interest and principal when due). If an issuer
 insured or guaranteed by       defaults or the risk of such default is perceived to have increased, the Fund
 the FDIC or any other          may lose all or part of its investment. The net asset value of the Fund may
 government agency.             fall during periods of economic downturn when such defaults or risk of defaults increase. Securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade securities.
                                For example, their prices are more volatile, their values are more negatively

                Fifth Third Strategic Income Fund

                                                      [GRAPHIC]





                           impacted by economic downturns, and their trading market may be more limited.

                           Investments in closed-end funds present additional risks to investors. Investment by the Fund in closed-end funds results in a duplication of advisory fees and other expenses, thereby resulting in a lower return for the Fund than would be the case in the absence of such duplication. Such investments may be less liquid than other investments and often trade at a discount. In addition, since these closed-end funds invest in debt securities, they are subject to the same risks described above.

                           Also, certain of the closed-end funds in which the Fund invests may invest part or all of their assets in debt securities of foreign issuers. Because foreign securities ordinarily are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the closed-end fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gains, if any, to be distributed to shareholders by the closed-end fund. If the value of a foreign currency declines against the U.S. dollar, the value of the closed-end fund's assets denominated in that currency will decrease. Although these closed-end funds may enter into "hedging" transactions intended to minimize the risk of loss due to a decline in the value of the subject foreign currency, in some cases all or a portion of the closed-end fund's portfolio remains subject to this risk of loss. There are additional risks relating to political, economic, or regulatory conditions in foreign countries; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments of such closed-end funds more volatile and potentially less liquid than U.S. investments.

                Fifth Third Strategic Income Fund

                                                      [GRAPHIC]






Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Intermediate Credit Index is an unmanaged index generally representative of the performance of the bond market as a whole.


The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Investment C Shares/1/

                                [CHART]

1992   1993    1994     1995   1996    1997   1998    1999     2000    2001
-----  -----  -------  ------  -----  ------  -----  -------  ------  ------
7.27%  8.31%  (4.85)%  15.79%  8.66%  10.98%  2.94%  (6.29)%  15.51%  11.80%



                                     The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                                    Best quarter:       Q1 1995      6.20%
                                    Worst quarter:      Q4 1999     -4.72%
                                    -------------------------------------------




                                                            Average Annual
                                                            Total Returns (for
                                                            the periods ended
                                                            December 31, 2001)
                                                            -------------------






                                                                  Inception Date Past Year Past 5 Years Past 10 Years
                                                                  ----------------------------------------------------
 Investment C Shares1                                                3/10/85
 (with applicable Contingent Deferred Sales Charge)
                                                                  ----------------------------------------------------
  Return Before Taxes                                                             11.80%      6.69%         6.76%
                                                                  ----------------------------------------------------
  Return After Taxes on Distributions/2/                                           9.13%      3.66%         3.74%
                                                                  ----------------------------------------------------
  Return After Taxes on Distributions and Sale of Fund Shares/2/                   7.13%      3.83%         3.89%
                                                                  ----------------------------------------------------

 Lehman Intermediate Credit Index*                                                 9.77%      7.15%         7.42%
----------------------------------------------------------------------------------------------------------------------


                                                                  Since Inception
                                                                  ---------------
 Investment C Shares1
 (with applicable Contingent Deferred Sales Charge)
                                                                  ---------------
  Return Before Taxes                                                  7.31%
                                                                  ---------------
  Return After Taxes on Distributions/2/                               4.55%
                                                                  ---------------
  Return After Taxes on Distributions and Sale of Fund Shares/2/       4.60%
                                                                  ---------------
                                                                   (Since 3/1/85)
 Lehman Intermediate Credit Index*                                       9.09%
---------------------------------------------------------------------------------

--------

/1/ For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Advisor Shares of the Fifth Third Strategic Income Fund, adjusted to reflect the expenses and sales charges for Investment C Shares. For the period prior to October 22, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Income Fund, adjusted to reflect the expenses and sales charges for Investment C Shares. On October 22, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Strategic Income Fund.


/2/ After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


* The Lehman Intermediate Credit Index is an index of investment grade corporate bonds having at least $100,000,000 principal amount outstanding and maturities of from one to ten years.

                Shareholder Fees and Fund Expenses


Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.


Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended December 31, 2001 or estimated amounts for the current fiscal year.





                                                                          Stock Funds--Fee Table
  Shareholder Fees                                                        ----------------------

                                                                                                            Fifth Third
                                                          Fifth Third           Fifth Third     Fifth Third  Strategic
                                                        Micro Cap Value       Multi Cap Value    Worldwide    Income
                                                             Fund                  Fund            Fund*       Fund*
                                                      A     B        C        A     B      C         C           C
  Maximum Sales Charge (Load) Imposed on Purchases  4.50%  None     None    4.50%  None     None       None         None
------------------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends                                         None  None     None     None  None     None       None         None
-------------------------------------------------------------------------------------------------------------------------
  Maximum Deferred Sales Load                        None 5.00%/1/ 1.00%/2/  None 5.00%/1/ 1.00%/2/   1.00%/2/     1.00%/2/
-------------------------------------------------------------------------------------------------------------------------

  Annual Fund Operating Expenses
  (as a percentage of average net assets)
  Management fees                                   1.00% 1.00%    1.00%    1.00% 1.00%    1.00%      1.00%        1.00%
-------------------------------------------------------------------------------------------------------------------------
  Distribution/Service (12b-1) fees                 0.25% 1.00%    0.75%    0.25% 1.00%    0.75%      0.75%        0.75%
-------------------------------------------------------------------------------------------------------------------------
  Other expenses/3/                                 0.52% 0.52%    0.77%    0.36% 0.36%    0.61%      0.97%        0.70%
-------------------------------------------------------------------------------------------------------------------------
  Total Annual Fund Operating Expenses/4/           1.77% 2.52%    2.52%    1.61% 2.36%    2.36%      2.72%        2.45%
-------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------



/1/ 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Investment B shares automatically convert to Investment A shares.

/2/ The CDSC for Investment C Shares of 1.00% applies to shares redeemed within the first year of purchase.

/3/ Other expenses are based on estimated amounts for the current fiscal year.




/4/ The Funds' Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses or the Micro Cap Value Fund to 1.65% for Investment A Shares, 2.40% for Investment B Shares and 2.40% for Investment C Shares; for the Multi Cap Value Fund to 1.58% for Investment A Shares, 2.33% for Investment B Shares, and 2.33% for Investment C Shares; for the Worldwide Fund to 2.44% for Investment C Shares; and for the Strategic Income Fund to 2.35% for Investment C Shares. These waivers and/or expense reimbursements may be discontinued at any time.





* In addition to the expenses shown above, if you buy and hold shares of the Worldwide Fund or Strategic Income Fund you will indirectly bear your pro rata share of the fees and expenses incurred by the underlying funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the underlying funds. Expenses shown do not include expenses of the underlying funds in which the Fund invests.

                Shareholder Fees and Fund Expenses


Expense Examples

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.




      Stock Funds  Fifth Third Micro Cap       1     3       5      10
                   Value Fund                Year  Years   Years   Years
                  -------------------------------------------------------
                   Investment A Shares       $610   $971  $1,355  $2,431
                  -------------------------------------------------------
                   Investment B Shares
                   Assuming Redemption       $743  $1,073 $ 1,530 $ 2,663
                   Assuming no Redemption    $243  $  773 $ 1,330 $ 2,218
                  -------------------------------------------------------
                   Investment C Shares
                   Assuming Redemption       $343  $  773 $ 1,330 $ 2,847
                   Assuming no Redemption    $243  $  773 $ 1,330 $ 2,218
                  -------------------------------------------------------
                   Fifth Third Multi Cap
                   Value Fund
                  -------------------------------------------------------
                   Investment A Shares       $603  $  932 $ 1,284 $ 2,273
                  -------------------------------------------------------
                   Investment B Shares
                   Assuming Redemption       $736  $1,034 $ 1,458 $ 2,507
                   Assuming no Redemption    $236  $  734 $ 1,258 $ 2,097
                  -------------------------------------------------------
                   Investment C Shares
                   Assuming Redemption       $336  $  734 $ 1,258 $ 2,694
                   As\suming no Redemption   $236  $  734 $ 1,258 $ 2,097
                  -------------------------------------------------------
                  Fifth Third Worldwide Fund
                  -------------------------------------------------------
                   Investment C Shares
                   Assuming Redemption       $ 347 $  818 $ 1,415 $ 3,031
                   Assuming no Redemption    $ 247 $  818 $ 1,415 $ 2,362
                  -------------------------------------------------------
                  Fifth Third Strategic
                  Income Fund
                  -------------------------------------------------------
                   Investment C Shares
                   Assuming Redemption       $ 338 $  754 $ 1,297 $ 2,779
                   Assuming no Redemption    $ 238 $  754 $ 1,297 $ 2,163
                  -------------------------------------------------------

                Additional Information About the Funds' Investments


Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.


FUND NAME                                                                        FUND CODE
---------                                                                        ---------
Micro Cap Value Fund                                                                 1
Multi Cap Value Fund                                                                 2
Worldwide Fund                                                                       3
Strategic Income Fund                                                                4

                                   INSTRUMENT                                    FUND CODE   RISK TYPE
                                   ----------                                    --------- --------------
Bankers' Acceptances: Bills of exchange or time drafts drawn on and                 1-4    Credit
  accepted by a commercial bank. Maturities are generally six months or                    Liquidity
  less.                                                                                    Market
                                                                                           Interest Rate

Bear Funds: A Fund intended to increase/decrease in value inversely to               3     Inverse Market
  the stock or equity index to which it relates.                                           Leverage
                                                                                           Liquidity

Bonds: Interest-bearing or discounted securities that obligate the issuer to        1-4    Market
  pay the bondholder a specified sum of money, usually at specific                         Credit
  intervals, and to repay the principal amount of the loan at maturity.                    Interest Rate
                                                                                           Political

Call and Put Options: A call option gives the buyer the right to buy, and           1-4    Management
  obligates the seller of the option to sell, a security at a specified price. A           Liquidity
  put option gives the buyer the right to sell, and obligates the seller of                Credit
  the option to buy a security at a specified price.                                       Market
                                                                                           Leverage

Certificates of Deposit: Negotiable instruments with a stated maturity.             1-4    Market
                                                                                           Credit
                                                                                           Liquidity
                                                                                           Interest Rate

Closed-End Funds: Funds traded on an exchange, which are not                         3     Market
  redeemable on a continuous basis.                                                        Liquidity

Commercial Paper: Secured and unsecured short-term promissory notes                 1-4    Credit
  issued by corporations and other entities. Maturities generally vary                     Liquidity
  from a few days to nine months.                                                          Market
                                                                                           Interest Rate

Common Stock: Shares of ownership of a company.                                    1,2,4   Market

Convertible Securities: Bonds or preferred stock that convert to common             2-4    Market
  stock.                                                                                   Credit

                Additional Information About the Funds' Investments




                                  INSTRUMENT                                   FUND CODE     RISK TYPE
                                  ----------                                   --------- ------------------

Derivatives: Instruments whose value is derived from an underlying                1-4    Management
  contract, index or security, or any combination thereof, including                     Market
  futures, options (e.g., put and calls), options on futures, swap                       Credit
  agreements, and some mortgage-backed securities.                                       Liquidity
                                                                                         Leverage
                                                                                         Interest Rate

Foreign Currency Transactions: Foreign currency transactions include               3     Foreign Investment
  forward foreign currency exchange contracts, foreign currency options,                 Market
  and foreign currency futures transactions.                                             Political

Foreign Securities: Stocks issued by foreign companies, as well as                 3     Market
  commercial paper of foreign issuers and obligations of foreign banks,                  Political
  overseas branches of U.S. banks and supranational entities.                            Liquidity
                                                                                         Foreign Investment

Futures and Related Options: A contract providing for the future sale              3     Management
  and purchase of a specified amount of a specified security, class of                   Market
  securities, or an index at a specified time in the future and at a specified           Credit
  price.                                                                                 Liquidity
                                                                                         Leverage

High-Yield/High-Risk/Debt Securities: High-yield/high-risk/debt                   1-4    Credit
  securities are securities that are rated below investment grade by the                 Market
  primary rating agencies (e.g., BB or lower by Standard & Poor's and                    Liquidity
  Ba or lower by Moody's). These securities are considered speculative                   Interest Rate
  and involve greater risk of loss than investment grade debt securities.
  Other terms commonly used to describe such securities include "lower rated bonds," "non-investment grade bonds" and "junk bonds."

Illiquid Securities: Securities which may be difficult to sell at an              1-4    Liquidity
  acceptable price.                                                                      Market

Investment Company Securities: Shares of investment companies. These              1-4    Market
  investment companies may include money market funds of Fifth Third
  Funds and shares of other registered investment companies for which the Advisor to a Fund or any of their affiliates serves as investment
  Advisor, administrator or distributor.

Investment Grade Bonds: Interest-bearing or discounted government or              1-4    Market
  corporate securities that obligate the issuer to pay the bondholder a                  Credit
  specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. Investment grade bonds are those rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.

Leveraged Funds: Funds that utilize leverage in an attempt to maximize             3     Market
  gains.                                                                                 Leverage

                Additional Information About the Funds' Investments




                                 INSTRUMENT                                  FUND CODE RISK TYPE
                                 ----------                                  --------- ----------
Money Market Instruments: Investment-grade, U.S. dollar denominated            1-4     Market
  debt securities that have remaining maturities of one year or less. These            Credit
  securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.

Preferred Stocks: Preferred stocks are equity securities that generally pay     4      Market
  dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Repurchase Agreements: The purchase of a security and the simultaneous         1-4     Market
  commitment to return the security to the seller at an agreed upon price              Leverage
  on an agreed upon date. This is treated as a loan.

Restricted Securities: Securities not registered under the Securities Act of   1-4     Liquidity
  1933, such as privately placed commercial paper and Rule 144A                        Market
  securities.

Reverse Repurchase Agreements: The sale of a security and the                  1-4     Market
  simultaneous commitment to buy the security back at an agreed upon                   Leverage
  price on an agreed upon date. This is treated as a borrowing by a Fund.

Securities Lending: The lending of up to 33 1/3% of the Fund's total           1-4     Market
  assets. In return the Fund will receive cash, other securities, and/or               Leverage
  letters of credit.                                                                   Liquidity
                                                                                       Credit

Short-Term Trading: The sale of a security soon after its purchase. A          2-4     Market
  portfolio engaging in such trading will have higher turnover and transaction expenses.

Small and Micro Cap Equities: Equity securities of companies with              1, 2    Market
  market capitalization within or lower than those included in the S&P                 Liquidity
  Small Cap 600 Index.

Standard & Poor's Depository Receipts ("SPDRs"): Ownership in a                1-4     Market
  long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500 Index. Index-based securities entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust expenses.

Stock-Index Options: A security that combines features of options with          2      Management
  securities trading using composite stock indices.                                    Market
                                                                                       Credit
                                                                                       Liquidity
                                                                                       Leverage

                Additional Information About the Funds' Investments




                                INSTRUMENT                                 FUND CODE RISK TYPE
                                ----------                                 --------- ---------
Time Deposits: Non-negotiable receipts issued by a bank in exchange for       1-4    Liquidity
  the deposit of funds.                                                              Credit
                                                                                     Market

U.S. Government Agency Securities: Securities issued by agencies and          1-4    Interest
  instrumentalities of the U.S. government. These include Ginnie Mae,                Rate
  Fannie Mae, and Freddie Mac.                                                       Credit

U.S. Treasury Obligations: Bills, notes, bonds, separately traded             1-4    Interest
  registered interest and principal securities, and coupons under bank               Rate
  entry safekeeping.

Warrants: Securities, typically issued with preferred stock or bonds, that     3     Market
  give the holder the right to buy a proportionate amount of common                  Credit
  stock at a specified price.

                Additional Information About the Funds' Investments



Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Inverse Market Risk. The particular type of market risk (see summary below) associated with "bear funds" that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better--or worse--than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

   Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

   Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

                Additional Information About the Funds' Investments



Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on investment management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Pre-Payment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

                Fund Management



Investment Advisor



Fifth Third Asset Management Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to all Funds other than Fifth Third Pinnacle Fund.


Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.


As of December 31, 2001, Fifth Third Asset Management Inc. had approximately $12.4 billion of assets under management in the Fifth Third Funds.



The management and subadvisory fees, after voluntary fee waivers, paid by the Funds for the fiscal year ended December 31, 2001 are as follows:



                                            As a percentage of
                                            Average net assets
                  --------------------------------------------
                    Micro Cap Value Fund           1.00%
                  --------------------------------------------
                    Multi Cap Value Fund           1.00%
                  --------------------------------------------
                    Worldwide Fund                 1.00%
                  --------------------------------------------
                    Strategic Income Fund          1.00%
                  --------------------------------------------

                Fund Management


Portfolio Managers

Fifth Third Asset Management Inc.

  Equity Funds



Richard A. Barone is the co-portfolio manager of the Fifth Third Strategic Income Fund, Fifth Third Multi Cap Value Fund, and Fifth Third Micro Cap Value Fund. Mr. Barone is currently Portfolio Manager for Fifth Third/Maxus Investment Advisors and Fifth Third Asset Management Inc. Mr. Barone is also currently Chairman of B/D Holdings, Inc., an NASD Broker Dealer. Mr. Barone was formerly CEO of Maxus Investment Group from 1974 until Dec. 2000 and President of Maxus Securities Corp. until November 2000.

Denis J. Amato is the co-portfolio manager of the Fifth Third Multi Cap Value Fund and Fifth Third Micro Cap Value Fund. Mr. Amato is currently Senior Vice President and Chief Investment Officer of Fifth Third/Maxus Investment Advisors and Senior Vice President of Fifth Third Asset Management Inc. and Fifth Third/Maxus Securities, Inc. Mr. Amato was Senior Vice President and Chief Investment Advisor of Gelfand/Maxus Asset Management from 1991 to 2000.

James M. Bernard has been the co-portfolio manager of the Fifth Third Strategic Income Fund since 2001. James Bernard is Vice President and Senior Fixed Income Portfolio Manager of Fifth Third/Maxus Investment Advisors and Fifth Third/Maxus Securities, Inc. and Portfolio Manager for Fifth Third Asset Management Inc. Mr. Bernard was Vice President and Fixed Income Portfolio Manager of Gelfand/Maxus Asset Management from 1995 to 2000.

Alan Miller has been the portfolio manager of Fifth Third Worldwide Fund since January 1, 1995. Alan Miller is currently Vice President and Director of Portfolio Management for Fifth Third/Maxus Investment Advisors and Portfolio Manager for Fifth Third Asset Management Inc. Mr. Miller was Vice President of Gelfand/Maxus Asset Management and Vice President of Maxus Asset Management Inc. from 1994 to 2000.



Fund Administration

Fifth Third Bank serves as administrator of the Funds. The administrator generally assists in all aspects of the Funds' administration and operation, including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. Fifth Third Bank provides these at an annual rate as specified below:

                        Maximum       Average Aggregate Daily
                   Administrative Fee Net Assets of the Trust
                   ------------------ -----------------------
                         0.20%        of the first $1 billion
                         0.18%         of the next $1 billion
                         0.17%        in excess of $2 billion

Fifth Third Bank may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with Fifth Third Bank, BISYS Fund Services Limited Partnership ("BISYS") performs sub-administrative services on behalf of each Fund, including providing certain administrative personnel and services necessary to operate the Funds.

                Shareholder Information




Purchasing And Selling Fund Shares




Pricing Stock Fund Shares


The price of Fund shares is based on the Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Funds is determined by using market prices. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. Each Fund's NAV is calculated at 4:00 p.m. Cincinnati time each day the New York Stock Exchange is open for regular trading. Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

Purchasing And Adding To Your Shares


You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or its transfer agent. All orders for the Stock Funds or for the Bond Funds must be received by the Funds or its transfer agent prior to 4:00 p.m. Cincinnati time in order to receive that day's NAV.


You may purchase Investment A, B, and C shares through broker-dealers and financial institutions which have a sales agreement with the distributor of Fund shares. In order to purchase shares through any financial institution, you must open an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details.

                Shareholder Information



Shareholder Contact Information

For Fifth Third Securities brokerage account holders, please contact your Fifth Third Securities representative at your local banking center or call 1-888-889-1025.

For brokerage account holders at other financial institutions (non-Fifth Third Securities), contact your investment representative or financial institution.

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706.

The entity through which you are purchasing your shares is responsible for transmitting orders to the Funds and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

Investment Amounts            The minimum initial investment in Investment A shares, Investment B shares, or Investment C shares of the Funds offered by this Prospectus is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. The maximum investment is $250,000 for total purchases of Investment B shares of a Fund offered by this
                              Prospectus. The Funds reserve the right to waive the minimum initial investment.

                              All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject third-
                              party checks.

                              For details, contact the Trust toll-free at 1-800-282-5706 or write to:
                              Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

                              The Funds may reject a purchase order for any reason.

Systematic Investment Program You may make monthly systematic investments in Investment A, B, or
                              C shares of the Funds from your bank account. There is no minimum amount required for initial amounts invested into the Funds. You may elect to make systematic investments on the 1st or the 15th of each month, or both. If the 1st or the 15th of the month is not a day on which the Funds are open for business, the purchase will be made on the following day the Funds are open for business.

                Shareholder Information


Avoid Withholding Tax

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

Selling Your Shares

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.

If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

Systematic Withdrawal Plan

You may make automatic withdrawals on a monthly, quarterly or annual basis on the first day of that period that the Funds are open for business. The minimum required balance is $10,000 and the minimum withdrawal amount is $100.

Postponement of Redemption Payments

Any Fund may delay sending to you redemption proceeds for up to 7 days, or during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other then customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

Redemptions Within 15 Days of Initial Investment

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

Closing of Small Accounts

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

                Shareholder Information


Exchanging Your Shares

You may exchange your Fund            If exchanging shares through Fifth Third Securities, Inc. or your
shares for the same class of shares   financial institution, ask it for exchange procedures or call
of any other Fifth Third Fund. No     1-800-282-5706.
transaction fees are charged for
exchanges. Be sure to read the        Notes on Exchanges
Prospectus carefully of any Fund
into which you wish to exchange       To prevent disruption in the management of the Funds, market timing
shares.                               strategies and frequent exchange activity may be limited by the Funds.
                                      Although not anticipated, the Funds may reject exchanges, or change
You must meet the minimum             or terminate rights to exchange shares at any time.
investment requirements for the
Fund into which you are               When exchanging from a Fund that has no sales charge or a lower sales
exchanging. Exchanges from one        charge to a Fund with a higher sales charge, you will pay the
Fund to another are taxable for       difference.+
investors subject to federal or state
income taxation.                      Shares of the new Fund must be held in the same account name, with the same registration and tax identification numbers, as the shares of the old Fund.

                                      The Exchange Privilege may be changed or eliminated at any time.

                                      The Exchange Privilege is available only in states where shares of the
                                      Funds may be sold.

                                      All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

Automatic Exchange Program-Prime Money Market Fund's Investment B shares only

You can use the Funds' Automatic Exchange feature to purchase Investment B shares of the Funds at regular intervals through regular, automatic redemptions from your Fifth Third Fund account. Shareholders investing directly in Investment B shares of the Fund, as opposed to Shareholders obtaining Investment B shares of the Fund upon exchange of Investment B shares of any of the other Funds will be requested to participate in the Automatic Exchange Program and to set the time and amount of their regular, automatic withdrawal in such a way that all of the Investment B shares have been withdrawn from the Fund within two years of purchase. To participate in the Automatic Exchange Program invest a minimum of $10,000 in the Fund and $1,000 in the Fund whose shares you are buying. To add the Automatic Exchange Program to your account or to change or terminate the Automatic Exchange instructions on an existing account, contact Fifth Third Securities, Inc. or your financial institution.

+ Fifth Third has agreed to waive the sales load for former Kent shareholders.

                Shareholder Information




Distribution Arrangements/    This section describes the sales charges and fees you will pay as an
Sales Charges for Stock Funds investor in different share classes offered by the Funds and ways to qualify for reduced sales charges.


                     Investment A         Investment B          Investment C
Charge (Load)        Front-end sales      No front-end sales    No front-end sales
                     charge (not          charge. A             charge. A
                     applicable to        contingent deferred   contingent deferred
                     money market         sales charge          sales charge
                     funds); reduced      (CDSC) will be        (CDSC) will be
                     sales charges        imposed on shares     imposed on shares
                     available.           redeemed within 6     redeemed within 12
                                          years after purchase. months after
                                                                purchase.
Distribution/        Subject to annual    Subject to annual     Subject to annual
 Service (12b-1) Fee distribution and     distribution and      distribution and
                     shareholder          shareholder           shareholder
                     servicing fees of up servicing fees of up  servicing fees of up
                     to 0.25% of the      to 1.00% of the       to 0.75% of the
                     Fund's assets.       Fund's assets.        Fund's assets. (Also
                                                                subject to a non-
                                                                12b-1 fee for
                                                                shareholder
                                                                servicing of up to
                                                                0.25% of the
                                                                Fund's assets.)
Fund Expenses        Lower annual         Higher annual         Higher annual
                     expenses than        expenses than         expenses than
                     Investment B and     Investment A          Investment A
                     C shares.            shares.               shares.
Conversion           None                 Converts to           None
                                          Investment A shares
                                          after 8 years.

Calculation of Sales Charges

Investment A Shares Investment A shares are sold at their public offering price. This price includes the initial sales charge (except the Money Market Funds, which do not impose a sales charge.) Therefore, part of the money you send to the Funds will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

                    The current sales charge rates are as follows:

                                          Sales Charge   Sales Charge
                                           as a % of       as a % of
         Your Investment                 Offering Price Your Investment
         Less than $50,000                    4.50%          4.71%
         --------------------------------------------------------------
         $ 50,000 but less than $100,000      4.00%          4.17%
         --------------------------------------------------------------
         $100,000 but less than $150,000      3.00%          3.09%
         --------------------------------------------------------------
         $150,000 but less than $250,000      2.00%          2.04%
         --------------------------------------------------------------
         $250,000 but less than $500,000      1.00%          1.01%
         --------------------------------------------------------------
         $500,000 or more                     0.00%          0.00%
         --------------------------------------------------------------

                Shareholder Information



                        If you purchase $500,000 or more of Investment A shares and do not pay a sales charge, and you sell any of those shares before the first anniversary of purchase, you will pay a 1% contingent deferred sales charge, or CDSC, on the portion redeemed at the time of redemption.
                        The CDSC will be based upon the lowest of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Sales Charge Reductions You may qualify for reduced sales charges under the following circumstances.

                        . Letter of Intent. You inform the Fund in writing that you intend to purchase at least $50,000 of Investment A shares over a 13-month period to qualify for a reduced sales charge. You must include up to
                          4.5% of the total amount you intend to purchase with your letter of intent. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

                        . Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

                        . Combination Privilege. Combine accounts of multiple Funds
                          (excluding the Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Investment B Shares     Investment B shares are offered at NAV, without any up-front sales charge. Therefore, all of the money that you send to the Funds is used to purchase Fund shares. If you sell your Investment B shares before the end of the sixth year after purchase, however, you will pay a contingent deferred sales charge, or CDSC, at the time of redemption.
                        The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

                        Investment B shares are subject to the following CDSC schedule:

                                      % of NAV (at time of purchase or sale
    Year of Redemption After Purchase   if lower) deducted from proceeds
    During the first year                               5%
    -----------------------------------------------------------------------
    During the second year                              4%
    -----------------------------------------------------------------------
    During the third or fourth years                    3%
    -----------------------------------------------------------------------
    During the fifth year                               2%
    -----------------------------------------------------------------------
    During the sixth year                               1%
    -----------------------------------------------------------------------
    During the seventh or eight years                   0%
    -----------------------------------------------------------------------

                Shareholder Information


Sales Charge Waivers

Investment A Shares                     The following transactions qualify for waivers of sales charges that apply to Investment A shares:

                                        . Shares purchased by investment representatives through fee-based investment products or accounts.

                                        . Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the advisor or its affiliates or invested in any Fifth Third Fund.

                                        . Shares purchased for trust or other advisory accounts established with the Advisor or its affiliates.

                                        . Shares purchased by directors, trustees, employees, and family members of the Advisor and its affiliates and any organization that provides services to the Funds; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Advisor or the Administrator belongs.

                                        . Shares purchased in connection with 401(k) plans, 403(b) plans and other employer-sponsored qualified retirement plans, "wrap" type programs non-transactional fee fund programs, and programs offered by fee-based financial planners and other types of financial institutions (including omnibus service providers).

                                        . Distributions from Qualified Retirement Plans. There also is no sales charge for Fund shares purchased with distributions from qualified retirement plans or other trusts administered by Fifth Third Bank.

                                        . Shares purchased by former Kent Fund Investment Class
                                          shareholders.

                                        . Shares purchased by Trust Companies, Retirement Plan Record-
                                          Keeping Firms, or similar organizations that purchase on behalf of their clients from a Fund through an omnibus account.

Investment B Shares                     The CDSC will be waived under certain circumstances, including the following:

                                        . Minimum required distributions from an IRA or other qualifying retirement plan to a shareholder who has attained age 70 1/2.

                                        . Redemptions from accounts following the death or disability of the shareholder.

                                        . Investors who purchased through a participant directed defined benefit plan.

                                        . Returns of excess contributions to certain retirement plans.

                                        . Distributions of less than 12% of the annual account value under the
                                          Systematic Withdrawal Plan.

                                        . Shares issued in a plan of reorganization sponsored by Fifth Third
                                          Bank, or shares redeemed involuntarily in a similar situation.

                                        . Shares issued for sweep accounts where a sales commission was not paid at the time of purchase. In this case the maximum purchase amount is waived also.

                Shareholder Information


Investment C Shares                   Class C shares are offered at NAV, without any up-front sales charge.
                                      Therefore, all the money you send to the Funds is used to purchase
                                      Fund shares. If you sell your Investment C shares before the first anniversary of purchase, however, you will pay a 1% contingent deferred sales charge or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

                                      The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive their customary sales commission.

Reinstatement Privilege               If you have sold Investment A or C shares and decide to reinvest in the
                                      Fund within a 90 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.

Distribution/Service (12b-1) Fees for 12b-1 fees compensate the Distributor and other dealers and
All Funds                             investment representatives for services and expenses related to the sale and distribution of the Fund's shares and/or for providing shareholder services.

                                      In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

                                      12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

                                      12b-1 fees may cost you more than paying other types of sales charges.

                                      The 12b-1 fees vary by share class as follows:

                                      . Investment A shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of a Fund which the Distributor may use for shareholder servicing and distribution.

                                      . Investment B shares pay a 12b-1 fee at an annual rate of up to 1.00%
                                        of the average daily net assets of the applicable Fund. The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.75% for distribution.

                                      . Investment C shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the applicable Fund which the Distributor may use for distribution. This will cause expenses for Investment C shares to be higher and dividends to be lower than for Investment A shares.
                                        The higher 12b-1 fee on Investment C shares, together with the
                                        CDSC, help the Distributor sell Investment C shares without an "up-
                                        front" sales charge. In particular, these fees help to defray the
                                        Distributor's costs of advancing brokerage commissions to investment representatives.

                Shareholder Information



                                  Please note that Investment C shares pay a non-12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the applicable Fund.

                                  Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

Conversion to Investment A Shares Investment B shares convert automatically to Investment A shares 8 years after purchase. After conversion, the 12b-1 fees applicable to your shares are reduced from 1.00% to 0.25% of the average daily net assets.

Dealers Incentives                BISYS, the distributor of Fund shares, in its discretion, may pay all dealers selling Investment A shares, Investment B shares, or Investment
                                  C shares all or a portion of the sales charges it normally retains.

Dividends And Capital Gains       All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an
                                  IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions. Dividends are higher for Investment A shares than for Investment B shares which are higher than for Investment C shares, because Investment A shares have lower operating expenses than
                                  Investment B shares which have lower operating expenses than
                                  Investment C shares.

                                  Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

                                  Dividends, if any, are declared and paid monthly by the following
                                  Fund: Fifth Third Strategic Income Fund. Dividends, if any, are
                                  declared and paid quarterly by the following Funds: Fifth Third Micro
                                  Cap Value Fund and Fifth Third Multi Cap Value Fund. Dividends, if
                                  any, are declared and paid annually by the following Fund: Fifth Third
                                  Worldwide Fund. Capital gains, if any, are distributed at least annually.

                Shareholder Information


Taxation

Federal Income Tax

Taxation of Shareholder Transactions

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

Taxation of Distributions

Each Fund expects to distribute substantially all of its investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid).



State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.



This is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

                Financial Highlights



The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Fifth Third Micro Cap Value Fund, Fifth Third Multi Cap Value Fund, Fifth Third Worldwide Fund, and Fifth Third Strategic Income Fund for period ended December 31, 2001 has been audited by Arthur Andersen LLP, whose report, along with the Funds' financial statements, are included in the Funds' report, which is available upon request.

                Financial Highlights



                                                         Fifth Third Micro Cap
                                                         Value Fund

                                                         Investment A Shares


                                                      Period Ended
Per Share Data                                     December 31, 2001*
Net Asset Value, Beginning of Period                     $ 5.93
---------------------------------------------------------------------
Income from Investment Operations:
  Net investment loss                                     (0.01)
  Net realized and unrealized gains from
   investment transactions                                 0.04
---------------------------------------------------------------------
  Increase in Net Assets Resulting from
   Operations                                              0.03
---------------------------------------------------------------------
Distributions to Shareholders from:
  Net investment income                                      --
  Net realized gains from investment transactions            --
---------------------------------------------------------------------
  Total Dividends and Distributions                          --
---------------------------------------------------------------------
---------------------------------------------------------------------
Net Asset Value, End of Period                           $ 5.96
---------------------------------------------------------------------
---------------------------------------------------------------------
Total Return (excludes sales charges)(a)                   0.56%(a)
---------------------------------------------------------------------

---------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets
  Net expenses                                             1.59%(b)
  Net investment loss                                     (0.36%)(b)
---------------------------------------------------------------------
Supplemental Data:
  Net assets, end of period ($000)                       $  862
  Portfolio turnover rate(c)                                 47%
---------------------------------------------------------------------
---------------------------------------------------------------------



* Reflects operations for the period from August 13, 2001 (date of commencement of operations) to December 31, 2001.


(a) Not annualized.


(b) Annualized.


(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                Financial Highlights




                                                          Fifth Third Micro Cap
                                                                     Value Fund

                                                         Investment B Shares


                                             Period Ended
                                          December 31, 2001*
Per Share Data                            ------------------
Net Asset Value, Beginning of Period            $ 5.93
------------------------------------------------------------
Income from Investment Operations:
  Net investment loss                            (0.01)
  Net realized and unrealized gains from
   investment transactions                        0.03
------------------------------------------------------------
  Increase in Net Assets Resulting from
   Operations                                     0.02
------------------------------------------------------------
Distributions to Shareholders from:
  Net investment income                             --
  Net realized gains from investment
   transactions                                     --
------------------------------------------------------------
  Total Dividends and Distributions                 --
------------------------------------------------------------
Net Asset Value, End of Period                  $ 5.95
------------------------------------------------------------
------------------------------------------------------------
Total Return (excludes sales charge)              0.39%(a)
------------------------------------------------------------

------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
  Net expenses                                    2.31%(b)
  Net investment loss                            (1.08%)(b)
------------------------------------------------------------
Supplemental Data:
  Net assets at end of period ($000)            $  352
  Portfolio turnover rate(c)                        47%
------------------------------------------------------------
------------------------------------------------------------



* Reflects operations for the period from August 13, 2001 (date of commencement of operations) to December 31, 2001.

(a) Not annualized.
(b) Annualized.



(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                Financial Highlights




                                               Fifth Third Micro Cap Value Fund

                                                         Investment C Shares


                                                      Period Ended
                                                   December 31, 2001*
                                                   ------------------
Per Share Data
Net Asset Value, Beginning of Period                     $ 5.93
---------------------------------------------------------------------
Income from Investment Operations:
  Net investment loss                                     (0.01)
  Net realized and unrealized gains from
   investment transactions                                 0.04
---------------------------------------------------------------------
  Increase in Net Assets Resulting from
   Operations                                              0.03
---------------------------------------------------------------------
Distributions to Shareholders from:
  Net realized gains from investment transactions            --
---------------------------------------------------------------------
  Total Dividends and Distributions                          --
---------------------------------------------------------------------
---------------------------------------------------------------------
Net Asset Value, End of Period                           $ 5.96
---------------------------------------------------------------------
---------------------------------------------------------------------
Total Return (excludes sales charge)                       0.56%(a)
---------------------------------------------------------------------

---------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
  Net expenses                                             2.32%(b)
  Net investment loss                                     (0.97%)(b)
---------------------------------------------------------------------
Supplemental Data:
  Net assets at end of period ($000)                     $   59
  Portfolio turnover rate(c)                                 47%
---------------------------------------------------------------------
---------------------------------------------------------------------



* Reflects operations for the period from August 13, 2001 (date of commencement of operations) to December 31, 2001.


(a) Not annualized.


(b) Annualized.


(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                Financial Highlights




                                               Fifth Third Multi Cap Value Fund

                                                          Investment A Shares


                                                      Period Ended
                                                   December 31, 2001*
                                                   ------------------
                                                          2001
Per Share Data                                     ------------------
Net Asset Value, Beginning of Period                     $19.44
---------------------------------------------------------------------
Income from Investment Operations:
  Net investment income                                    0.01
  Net realized and unrealized gains
   from investment transactions                            0.57
---------------------------------------------------------------------
  Increase in Net Assets Resulting from
   Operations                                              0.58
---------------------------------------------------------------------
Distributions to Shareholders from:
  Net investment income                                   (0.06)
  Net realized gains from investment transactions         (0.91)
---------------------------------------------------------------------
  Total Dividends and Distributions                       (0.97)
---------------------------------------------------------------------
---------------------------------------------------------------------
Net Asset Value, End of Period                           $19.05
---------------------------------------------------------------------
---------------------------------------------------------------------
Total Return (excludes sales charge)(a)                    2.90%(a)
---------------------------------------------------------------------

---------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
  Net expenses                                             1.54%(b)
  Net investment income                                    0.14%(b)
---------------------------------------------------------------------
Supplemental Data:
  Net assets at end of period ($000)                     $6,395
  Portfolio turnover rate(c)                                 80%
---------------------------------------------------------------------
---------------------------------------------------------------------



* Reflects operations for the period from August 13, 2001 (date of commencement of operations) to December 31, 2001.


(a) Not annualized.


(b) Annualized.


(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                Financial Highlights




                                               Fifth Third Multi Cap Value Fund

                                               Investment B Shares


                                                               Period Ended
                                                            December 31, 2001*
Per Share Data                                              ------------------
Net Asset Value, Beginning of Period                              $19.44
------------------------------------------------------------------------------
Income from Investment Operations:
 Net investment loss                                               (0.02)
 Net realized and unrealized gains from investment
   transactions                                                     0.56
------------------------------------------------------------------------------
 Increase in Net Assets Resulting from Operations                   0.54
------------------------------------------------------------------------------
Distributions to Shareholders from:
 Net investment income                                             (0.04)
 Net realized gains from investment transactions                   (0.91)
------------------------------------------------------------------------------
 Total Dividends and Distributions                                 (0.95)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Net Asset Value, End of Period                                    $19.03
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total Return (excludes sales charge)                                2.76%(a)
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net expenses                                                       2.28%(b)
 Net investment loss                                               (0.59%)(b)
------------------------------------------------------------------------------
Supplemental Data:
 Net assets at end of period ($000)                               $4,733
 Portfolio turnover rate(c)                                           80%
------------------------------------------------------------------------------
------------------------------------------------------------------------------



* Reflects operations for the period from August 13, 2001 (date of commencement of operations) to December 31, 2001.

(a) Not annualized.
(b) Annualized.



(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                Financial Highlights




                                                   Fifth Third Multi Cap Value


                                                            Investment C Shares



                                                      Period Ended
                                                   December 31, 2001*
Per Share Data                                     ------------------
Net Asset Value, Beginning of Period                     $19.44
---------------------------------------------------------------------
Income from Investment Operations:
  Net investment loss                                     (0.01)
  Net realized and unrealized gains from
   investment transactions                                 0.55
---------------------------------------------------------------------
  Increase in Net Assets Resulting from
   Operations                                              0.54
---------------------------------------------------------------------
Distributions to Shareholders from:
  Net investment income                                   (0.04)
  Net realized gains from investment transactions         (0.92)
---------------------------------------------------------------------
  Total Dividends and Distributions                       (0.96)
---------------------------------------------------------------------
---------------------------------------------------------------------
Net Asset Value, End of Period                           $19.02
---------------------------------------------------------------------
---------------------------------------------------------------------
Total Return (excludes sales charge)                       2.72%(a)
---------------------------------------------------------------------

---------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
  Net expenses                                             2.23(b)
  Net investment loss                                     (0.60%)(b)
---------------------------------------------------------------------
Supplemental Data:
  Net assets at end of period ($000)                     $  497
  Portfolio turnover rate(c)                                 80%
---------------------------------------------------------------------
---------------------------------------------------------------------



* Reflects operations for the period from August 13, 2001 (date of commencement of operations) to December 31, 2001.

(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                Financial Highlights





                                                     Fifth Third Worldwide Fund


                                                             Investment C Shares



                                                      Period Ended
                                                   December 31, 2001*
Per Share Data                                     ------------------
Net Asset Value, Beginning of Period                    $ 11.62
---------------------------------------------------------------------
Income from Investment Operations:
  Net investment income                                    0.01
  Net realized and unrealized gains from
   investment transactions                                 0.63
---------------------------------------------------------------------
  Increase in Net Assets Resulting from
   Operations                                              0.64
---------------------------------------------------------------------
Distributions to Shareholders from:
  Net realized gains from investment transactions            --
---------------------------------------------------------------------
  Total Dividends and Distributions                          --
---------------------------------------------------------------------
---------------------------------------------------------------------
Net Asset Value, End of Period                          $ 12.26
---------------------------------------------------------------------
---------------------------------------------------------------------
Total Return (excludes sales charge)                       8.50%(a)
---------------------------------------------------------------------

---------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
  Net expenses                                             1.88%(b)
  Net investment income                                    0.85%(b)
---------------------------------------------------------------------
Supplemental Data:
  Net assets at end of period ($000)                    $   100
  Portfolio turnover rate(c)                                974%
---------------------------------------------------------------------
---------------------------------------------------------------------



* Reflects operations for the period from October 29, 2001 (date of commencement of operations) to December 31, 2001.

(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                Financial Highlights




                                                        Fifth Third Strategic
                                                        Income Fund

                                                        Investment C Shares


                                                      Period Ended
                                                   December 31, 2001*
Per Share Data                                     ------------------
Net Asset Value, Beginning of Period                     $10.53
---------------------------------------------------------------------
Income from Investment Operations:
  Net investment income                                    0.16
  Net realized and unrealized losses from
   investment transactions                                (0.10)
---------------------------------------------------------------------
  Increase in Net Assets Resulting from
   Operations                                              0.06
---------------------------------------------------------------------
Distributions to Shareholders from:
  Net investment income                                   (0.09)
  Net realized gains from investment transactions            --
---------------------------------------------------------------------
  Total Dividends and Distributions                       (0.09)
---------------------------------------------------------------------
---------------------------------------------------------------------
Net Asset Value, End of Period                           $10.50
---------------------------------------------------------------------
---------------------------------------------------------------------
Total Return (excludes sales charge)                       0.62%(a)
---------------------------------------------------------------------

---------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
  Net expenses                                             2.39%(b)
  Net investment income                                    8.97%(b)
---------------------------------------------------------------------
Supplemental Data:
  Net assets at end of period ($000)                     $1,755
  Portfolio turnover rate(c)                                 34%
---------------------------------------------------------------------
---------------------------------------------------------------------



* Reflects operations for the period from October 29, 2001 (date of commencement of operations) to December 31, 2001.

(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Addresses
----------------------------------------------------------------------------------------

Fifth Third Funds                              Fifth Third Funds
Stock and Bond Mutual Funds                    3435 Stelzer Road
Money Market Mutual Funds                      Columbus, Ohio 43219
Investment A Shares
Investment B Shares
Investment C Shares
----------------------------------------------------------------------------------------

Investment Advisor                             Fifth Third Asset Management Inc.
                                               38 Fountain Square Plaza
                                               Cincinnati, Ohio 45263
----------------------------------------------------------------------------------------

Investment Advisor                             Heartland Capital Management, Inc
(Pinnacle Fund only)                           251 North Illinois Street
                                               Suite 300
                                               Indianapolis, Indiana 46204
----------------------------------------------------------------------------------------

Sub-Advisor                                    Morgan Stanley Investment Management Inc.
(International Equity Fund only)               1221 Avenue of the Americas
                                               New York, New York 10020
----------------------------------------------------------------------------------------

Distributor                                    Fifth Third Funds Distributor, Inc.
                                               3435 Stelzer Road
                                               Columbus, Ohio 43219
----------------------------------------------------------------------------------------

Custodian, Transfer Agent, Dividend Disbursing
  Agent, and Administrator                     Fifth Third Bank
                                               38 Fountain Square Plaza
                                               Cincinnati, Ohio 45263
----------------------------------------------------------------------------------------

Sub-Administrator and Sub-Fund Accountant      BISYS Fund Services Limited Partnership
                                               3435 Stelzer Road
                                               Columbus, Ohio 43219
----------------------------------------------------------------------------------------

Sub-Transfer Agent                             BISYS Fund Services Ohio, Inc.
                                               3435 Stelzer Road
                                               Columbus, Ohio 43219
----------------------------------------------------------------------------------------

Independent Auditors                           Arthur Andersen LLP
                                               Huntington Center
                                               Ste. 2100
                                               41 South High Street
                                               Columbus, Ohio 43215
----------------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:
The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds' performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

 You can get free copies of annual and semi-annual reports, the SAI, prospectuses of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:

                               Fifth Third Funds
                               3435 Stelzer Road
                             Columbus, Ohio 43219
                           Telephone: 1-800-282-5706
                         Internet: http://www.53.com*
              *The Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission.You can get copies:
.. For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.
.. At no charge from the Commission's Website at http://www.sec.gov.


                            [LOGO] Fifth Third Funds

ABC-AII-01 (10/01)
                                      Investment Company Act file no. 811-5669.

                                FIFTH THIRD FUNDS
                        (formerly Fountain Square Funds)

                        Fifth Third Multi Cap Value Fund
                        Fifth Third Micro Cap Value Fund
                        Fifth Third Strategic Income Fund
                           Fifth Third Worldwide Fund




                       Statement of Additional Information
                                 April 30, 2002

This Statement of Additional Information (the "SAI") is not a Prospectus, but should be read in conjunction with the Prospectuses of the Fifth Third Multi Cap Value Fund, the Fifth Third Micro Cap Value Fund, the Fifth Third Strategic Income Fund, and the Fifth Third Worldwide Fund, which are dated April 30, 2002 (collectively, the "Prospectuses") and any of their supplements. This Statement of Additional Information is incorporated in its entirety into these Prospectuses. Copies of the Prospectuses may be obtained by writing the

     The Independent Auditors' Report, Financial Highlights, and Financial Statements included in the Fifth Third Funds' Annual Report for the fiscal year ended December 31, 2001, are incorporated by reference into this Statement of Additional Information. A copy of the Annual Report dated as of December 31, 2001 and a copy of any Prospectus may be obtained without charge by writing the Fifth Third Funds or calling toll-free (888) 799-5353.

                                Fifth Third Funds
                              c/o Fifth Third Bank
                            38 Fountain Square Plaza
                             Cincinnati, Ohio 45263

                                TABLE OF CONTENTS

                                                                                   Page
                                                                                   ----
GENERAL INFORMATION ABOUT THE TRUST ...............................................   1
INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS ...................................   3
  Investment Objectives ...........................................................   3
  Investment Limitations ..........................................................   3
  Additional Non-Fundamental Policies for the Funds Requiring Shareholder Notice ..   5
ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES .........   5
  Types of Investments ............................................................   5
  Portfolio Turnover ..............................................................  12
FIFTH THIRD FUNDS MANAGEMENT ......................................................  13
  Officers and Trustees ...........................................................  13
  Trustee Liability ...............................................................  18
  Codes of Ethics .................................................................  18
INVESTMENT ADVISORY SERVICES ......................................................  18
  Investment Advisors to the Trust ................................................  18
  Advisory Fees ...................................................................  19
  Administrative Services .........................................................  23
  Transfer Agent and Dividend Disbursing Agent ....................................  24
  Legal Counsel ...................................................................  24
BROKERAGE TRANSACTIONS ............................................................  24
PURCHASING SHARES .................................................................  25
  Distribution Plan and Administrative Services Agreement .........................  26
  Purchases with Proceeds from Redemptions of Unaffiliated Mutual Fund Shares .....  27
  Conversion of Investment B Shares to Investment A Shares ........................  27
  Conversion to Federal Funds .....................................................  27
  Exchanging Securities for Fund Shares ...........................................  27
  Payments to Dealers .............................................................  27
REDEEMING SHARES ..................................................................  28
  Redemption in Kind ..............................................................  28
  Postponement of Redemptions .....................................................  28
DETERMINING NET ASSET VALUE .......................................................  28
  Determining Market Value of Securities ..........................................  28
  Use of Amortized Cost ...........................................................  29
  Investment Restrictions .........................................................  29

                       GENERAL INFORMATION ABOUT THE TRUST

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988.


     The Trust's Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities, and it permits the Trust to offer separate classes of each such series. The Trust is comprised of the following Funds: Fifth Third Quality Growth Fund, Fifth Third Equity Income Fund, Fifth Third Pinnacle Fund, Fifth Third Balanced Fund, Fifth Third Mid Cap Fund, Fifth Third International Equity Fund, Fifth Third Intermediate Bond Fund, Fifth Third Bond Fund, Fifth Third U.S. Government Bond Fund, Fifth Third Intermediate Municipal Bond Fund, Fifth Third Ohio Municipal Bond Fund, Fifth Third Technology Fund, Fifth Third Government Money Market Fund, Fifth Third Prime Money Market Fund, Fifth Third Municipal Money Market Fund, Fifth Third Ohio Tax Exempt Money Market Fund, Fifth Third U.S. Treasury Money Market Fund, Fifth Third Multi Cap Value Fund, Fifth Third Micro Cap Value Fund, Fifth Third Strategic Income Fund, Fifth Third Worldwide Fund, Fifth Third Institutional Government Money Market Fund, Fifth Third Institutional Money Market Fund, Fifth Third Michigan Municipal Money Market Fund, Fifth Third International GDP Fund, Fifth Third Small Cap Growth Fund, Fifth Third Large Cap Growth Fund, Fifth Third Equity Index Fund, Fifth Third Large Cap Value Fund, Fifth Third Short Term Bond Fund, Fifth Third Michigan Municipal Bond Fund, and Fifth Third Municipal Bond Fund. The Trust offers the following classes of shares: Institutional, Advisor, Service, Investment A, Investment B, and Investment C.

     This SAI relates only to the following funds (collectively, the "Funds"):
Fifth Third Multi Cap Value Fund, Fifth Third Micro Cap Value Fund, Fifth Third Strategic Income Fund, and Fifth Third Worldwide Fund. Currently, these Funds offer shares of the following classes:

                  Funds                   Institutional   Advisor           Investment    Investment    Investment
                  -----                   ----------------------------
                                                                                A             B              C
                                                                                -             -              -
  Fifth Third Multi Cap Value Fund
  ("Multi Cap Value Fund")                      X            X                    X              X              X

  Fifth Third Micro Cap Value Fund
  ("Micro Cap Value Fund")                      X            X                    X              X              X

  Fifth Third Strategic Income Fund
  ("Strategic Income Fund")                     X            X                                                  X

  Fifth Third Worldwide Fund
  ("Worldwide Fund")                            X            X                                                  X



     Each Fund, is an "open-end" management investment company, and is a "diversified" company, as those terms are defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Among other things, a diversified Fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer.


     Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Fifth Third Funds' shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Fifth Third Funds, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

     Shares of the Fifth Third Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon, and (iii) only the holders of Advisor, Investment A, Investment B, and Investment C shares will be entitled to vote on matters submitted to shareholder vote with regard to the Distribution Plan applicable to such class. There will normally be no meetings of shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Fifth Third Funds and filed with the Fifth Third Funds' custodian or by vote of the holders of two- thirds of the outstanding shares of the Fifth Third Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares of any Fund. Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

     As used in this Statement of Additional Information, a "vote of a majority of the outstanding shares" of the Fifth Third Funds or a particular Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Fifth Third Funds or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Fifth Third Funds or such Fund are represented in person or by proxy, or (b) more than 50% of the votes attributable to the outstanding shares of the Fifth Third Funds or such Fund.

     For purposes of determining the presence of a quorum and counting votes on the matters presented, Shares represented by abstentions and "broker non-votes" will be counted as present, but not as votes cast, at the Meeting. Under the Investment Company Act of 1940, as amended (the "1940 Act"), the affirmative vote necessary to approve the matter under consideration may be determined with reference to a percentage of votes present at the Meeting, which would have the effect of treating abstentions and non-votes as if they were votes against the proposal.

     The Trustees are responsible for managing the business and affairs of the Trust. The Funds are advised by Fifth Third Asset Management Inc. (the "Advisor"). Fifth Third Asset Management Inc. is a wholly-owned subsidiary of Fifth Third Bancorp.

                 INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

The prospectuses state the investment objective of each Fund and discuss certain investment policies employed to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the prospectuses.

Investment Objectives

Each Fund's investment objective is fundamental and may not be changed without shareholder approval.

Investment Limitations


Fundamental Limitations

Except as provided below, each Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders of a majority of that Fund's outstanding shares.

Issuing Senior Securities and Borrowing Money.
----------------------------------------------

None of the Funds will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that a Fund may enter into futures contracts, as applicable.

The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. None of the Funds will purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, none of the Funds intends to borrow money.

Selling Short and Buying on Margin.
-----------------------------------

None of the Funds will sell any securities short or purchase any securities on margin, but the Funds may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by a Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

Pledging Assets.
----------------

The Funds will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, a Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund's assets.

Lending Cash or Securities.
---------------------------

The Funds will not lend any of their respective assets except portfolio securities up to one-third of the value of total assets. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.

Investing in Commodities.
-------------------------

None of the Funds will purchase or sell commodities or commodity contracts except to the extent that the Funds may engage in transactions involving commodity futures contracts or options on commodity futures contracts.

Investing in Real Estate.
-------------------------

None of the Funds will purchase or sell real estate, including limited partnership interests, although each of the Funds may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Diversification of Investments.
-------------------------------

With respect to 75% of the value of their respective total assets, none of the Funds will purchase securities issued by any one issuer (other than cash, cash items, securities of investment companies, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result (i) more than 5% of the value of its total assets would be invested in the securities of that issuer or (ii) the Funds described herein would hold more than 10% of the outstanding voting securities of any one issuer.

Dealing in Puts and Calls.
--------------------------

The Funds will not buy or sell puts, calls, straddles, spreads, or any combination of these.

Concentration of Investments.
-----------------------------

Each of the Multi Cap Value Fund, Micro Cap Value Fund, and Strategic Income Fund will not invest 25% or more of the value of its total assets in any one industry, except that each of these Funds may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.


Underwriting.
-------------

None of the Funds will underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

Non-Fundamental Limitations

Except as provided below, each Fund has adopted the following non-fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.

Investing in Illiquid Securities.
---------------------------------

The Funds will not invest more than 15% of the value of their respective net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable time deposits with maturities over seven days.

For the Strategic Income Fund and Worldwide Fund, shares of open-ended investment companies will be considered illiquid if the Strategic Income Fund or Worldwide Fund holds over 1% of the issuing investment company's total outstanding securities.

Investing in Securities of Other Investment Companies.
------------------------------------------------------

The Funds will limit their respective investments in other investment companies to no more than 3% of the total outstanding voting stock of any investment company. The Funds (except the Strategic Income Fund and Worldwide Fund) will invest no more than 5% of their respective total assets in any one investment company, and will invest no more than 10% of their respective total assets in investment companies in general. The Funds will purchase securities of closed- end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.

Concentration of Investments
----------------------------

The Worldwide Fund will not invest more than 25% of its total assets in the securities of underlying funds which concentrate (i.e., invest more than 25% of their assets) in the same industry, provided that (i) through its investment in underlying funds, the Fund indirectly may invest more than 25% of its assets in one industry, and (ii) the Fund will concentrate more than 25% of its assets in the mutual fund industry.

Investing in Put Options.
-------------------------

The Funds will not purchase put options on securities or futures contracts, unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Writing Covered Call Options.
-----------------------------

The Worldwide Fund will not write call options on securities or futures contracts unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Except with respect to a Fund's policy relating to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Additional Non-Fundamental Policies for the Funds Requiring Shareholder Notice
------------------------------------------------------------------------------

The following policies are non-fundamental but require a notice to shareholders at least 60 days prior to any change. For purposes of the following policies, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Multi Cap Value Fund, under normal circumstances, invests at least 80% of its assets in equity securities of multi cap companies.

The Micro Cap Value Fund, under normal circumstances, invests at least 80% of its assets in equity securities of micro cap companies.

ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES

Types of Investments

Bank Instruments.
-----------------

The Funds may invest in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. However, these instruments are not necessarily guaranteed by those organizations.

Bear Funds
----------

The Worldwide Fund may invest in bear funds. Bear funds are designed to allow investors to speculate on anticipated decreases in the S&P 500 Index(R) or to hedge an existing portfolio of securities or mutual fund shares.

Due to the nature of bear funds, investors could experience substantial losses during sustained periods of rising equity prices. This is the opposite likely result expected of investing in a traditional equity mutual fund in a generally rising stock market. Bear funds employ certain investment techniques, including engaging in short sales and in certain transactions in stock index futures contracts, options on stock index futures contracts, and options on securities and stock indexes.

Under these techniques, bear funds will generally incur a loss if the price of the underlying security or index increases between the date of the employment of the technique and the date on which the fund terminates the position. These bear funds will generally realize a gain if the underlying security or index declines in price between those dates. The amount of any gain or loss on an investment technique may be affected by any premium or amounts in lieu of dividends or interest that the funds pay or receive as the result of the transaction.

Closed-End Investment Companies
-------------------------------

Funds in which the Strategic Income Fund and Worldwide Fund invest may invest in closed-end investment companies. Shares of closed-end investment companies will be acquired by investors in transactions not involving a public offering. These shares will be "restricted securities" and may be required to be held until the Fund's termination unless redeemed earlier. Shares may not be sold, transferred, assigned, pledged, or otherwise disposed of without registration under applicable federal or state securities laws or pursuant to an exemption from registration (in which case the shareholder will at the option of the Fund be required to provide the Fund with a legal opinion, in form and substance satisfactory to the Fund, that registration is not required). Accordingly, an investor must be willing to bear the economic risk of investment in the shares until shares are redeemed or the Fund is liquidated. No sale, transfer, assignment, pledge, or other disposition, whether voluntary or involuntary, of the shares may be made except by registration by the transfer agent on the Fund's books. Each transferee will be required to execute an instrument agreeing to be bound by these restrictions and to execute such other instruments or certifications as are reasonably required by the Fund. A transfer of the shares owned by a shareholder will not relieve the shareholder of any unfulfilled subscription obligation. Consent of the Fund is required prior to the assumption of the transferee's Subscription Agreement by another party. The Fund may withhold consent to such an assumption at its absolute discretion.

Futures and Options Transactions.
---------------------------------

All of the Funds (subject to the exceptions noted below) and funds in which the Worldwide Fund invests may engage in futures and options transactions as described below to the extent consistent with their investment objectives and policies.

As a means of reducing fluctuations in the net asset value of shares of the Funds, the Funds may attempt to hedge all or a portion of their portfolios through the purchase of put options on portfolio securities and put options on financial futures contracts for portfolio securities. The Funds may attempt to hedge all or a portion of their portfolios by buying and selling financial futures contracts and writing call options on futures contracts. The Funds may also write covered call options on portfolio securities to attempt to increase current income.

The Funds will maintain their positions in securities, options, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out over-the-counter or on an exchange which provides a secondary market for options of the same series.

Futures Contracts.
------------------

The Worldwide Fund and the funds in which the Worldwide Fund invests may enter into futures contracts. A futures contract is a firm commitment by the seller, who agrees to make delivery of the specific type of security called for in the contract ("going short"), and the buyer, who agrees to take delivery of the security ("going long") at a certain time in the future. However, a securities index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index was originally written. No physical delivery of the underlying securities in the index is made.

Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future.

The purpose of the acquisition or sale of a futures contract by a Fund is to protect it from fluctuations in the value of securities caused by unanticipated changes in interest rates or stock prices without necessarily buying or selling securities. For example, in the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, a Fund could enter into contracts to "go short" to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" to hedge against a decline in market interest rates.

Stock Index Options.
--------------------

The Multi Cap Value Fund may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.

The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Funds' portfolios correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Funds will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Funds of options on stock indices will be subject to the ability of the Advisor to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Put Options on Financial Futures Contracts.
-------------------------------------------

The Worldwide Fund and the funds in which the Worldwide Fund invests may purchase listed put options on financial futures contracts. The Fund would use these options only to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates.

Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by a Fund for the original option plus the realized decrease in value of the hedged securities.

Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. A Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

Call Options on Financial Futures Contracts.
--------------------------------------------

The Worldwide Fund and the funds in which the Worldwide Fund invests may write listed call options or over-the-counter call options on futures contracts, to hedge their portfolios against an increase in market interest rates. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise and cause the price of futures to decrease, a Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of a Fund's call option position to increase. In other words, as the underlying future's price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option. This premium can help substantially offset the drop in value of a Fund's portfolio securities.

Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by a Fund for the initial option. The net premium income of a Fund will then substantially offset the realized decrease in value of the hedged securities.

Limitation on Open Futures Positions.
-------------------------------------

No Fund will maintain open positions in futures contracts it has sold or options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the securities or securities index underlying the futures contract and the futures contracts. If a Fund exceeds this limitation at any time, it will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"Margin" in Futures Transactions.
---------------------------------

Unlike the purchase or sale of a security, the Funds do not pay or receive money upon the purchase or sale of a futures contract. Rather, the Funds are required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract's initial margin does not involve the borrowing by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark to market its open futures positions. The Funds are also required to deposit and maintain margin when they write call options on futures contracts.

Purchasing Put Options on Portfolio Securities.
-----------------------------------------------

The Worldwide Fund and the funds in which the Worldwide Fund invests may purchase put options on portfolio securities to protect against price movements in particular securities in their respective portfolios. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

Writing Covered Call Options on Portfolio Securities.
-----------------------------------------------------

The Worldwide Fund and the funds in which the Worldwide Fund invests may also write covered call options to generate income. As the writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. A Fund may sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or securities for which it has segregated cash in the amount of any additional consideration).

Over-the-Counter Options.
-------------------------

The Worldwide Fund and the funds in which the Worldwide Fund invests may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by a Fund and not traded on an exchange.



Convertible Securities.
-----------------------


The Multi Cap Value Fund, Strategic Income Fund, and the funds in which the Worldwide Fund invests may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.


Each of these Funds will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the opinion of the Advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise the Fund may hold or trade convertible securities.


In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.




Warrants.
---------


The funds in which the Worldwide Fund invests may invest in warrants except as limited above. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.



Cash.
-----

From time to time, such as when suitable securities are not available, the Funds may retain a portion of their assets in cash. Any portion of a Fund's assets retained in cash will reduce the Fund's return and, in the case of bond funds and money market funds, the Fund's yield.

Foreign Currency Transactions.
------------------------------


The funds in which the Worldwide Fund invests may engage in foreign currency transactions.


Currency Risks.
---------------


The funds in which the Worldwide Fund may invest will engage in foreign currency exchange transactions in connection with their portfolio investments. The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. The funds in which the Worldwide Fund may invest may incur conversion costs when it converts its holdings to another currency. Foreign exchange dealers may realize a profit on the difference between the price at which a fund in which the Worldwide Fund may invest buys and sells currencies.



Forward Foreign Currency Exchange Contracts.
--------------------------------------------


The funds in which the Worldwide Fund may invest may enter into forward foreign currency exchange contracts in order to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships.



Foreign Currency Options.
-------------------------


The funds in which the Worldwide Fund may invest may purchase funds that engage in foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.

When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration. A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally rises in value if the underlying currency depreciates in value.


Special Risks Associated with Foreign Currency Options.
-------------------------------------------------------


Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and the a fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.


The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

Foreign Currency Futures Transactions.
--------------------------------------


By using foreign currency futures contracts and options on such contracts, the funds in which the Worldwide Fund may invest may be able to achieve many of the same objectives as they would through the use of forward foreign currency exchange contracts. The funds in which the Worldwide Fund invests may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

Special Risks Associated with Foreign Currency Futures Contracts and Related
----------------------------------------------------------------------------
Options.
--------

Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on currencies, as described above.


Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.


U.S. Government Obligations.
----------------------------

The types of U.S. government obligations in which any of the Funds may invest include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds, and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

     .    the full faith and credit of the U.S. Treasury;

     .    the issuer's right to borrow from the U.S. Treasury; or the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentality issuing the obligations.


Repurchase Agreements.
----------------------


Each Fund may enter into repurchase agreements. A repurchase agreement is an agreement whereby a fund takes possession of securities from another party in exchange for cash and agrees to sell the security back to the party at a specified time and price. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Advisor to be creditworthy pursuant to guidelines established by the Trustees.


Reverse Repurchase Agreements.
------------------------------

Except as provided above, the Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future it will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on a Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Lending of Portfolio Securities.
--------------------------------

Each Fund may lend portfolio securities. The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.


Restricted and Illiquid Securities.
-----------------------------------

Each Fund may invest in securities issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Funds, who agree that they are purchasing such securities for investment purposes and not with a view to public distributions. Any resale by the purchaser must be in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity. The Funds believe that Section 4(2) securities and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) securities, as determined by the Advisor as liquid and not subject to the investment limitation applicable to illiquid securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange Commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the SEC staff has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities: the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades.

Temporary and Defensive Investments.
------------------------------------


Each Fund may hold up to 100% of its assets in cash or short-term debt securities for temporary defensive purposes. A Fund will adopt a temporary defensive position when, in the opinion of the Advisor such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. The types of short-term instruments in which the Funds may invest for such purposes include short-term money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by Standard & Poor's ("S&P") or the "Prime" major rating category by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least within the "A" category by S&P or Moody's.


Portfolio Turnover

The Funds will not attempt to set or meet portfolio turnover rates since any turnover would be incidental to transactions undertaken in an attempt to achieve the Funds' investment objectives. The following is a list of the portfolio turnover rates for the Funds:

                               Fiscal year ended        Fiscal year ended         Fiscal year ended
                               -----------------        -----------------         -----------------


                              Fiscal year ended        Fiscal year ended         Fiscal year ended
                              December 31, 2001        December 31, 2000         December 31, 1999
                              -----------------        -----------------         -----------------

Multi Cap Value Fund                   80%                      121%                        78%
--------------------                                            ----                        ---

Micro Cap Value Fund                   47%                      116%                        96%
--------------------                                            ----                        ---

Strategic Income Fund                  34%                       48%                        51%
---------------------                                            ---                        ---

Worldwide Fund                        974%                     1204%                      1172%
--------------                                                 -----                      -----

                          FIFTH THIRD FUNDS MANAGEMENT


     The business of the Fund is managed under the direction of the Trust's Board of Trustees. The Fund's executive offices are located at 3435 Stelzer Road, Columbus, Ohio 43219


Officers and Trustees


     The Trustees and officers of the Funds, their ages, the position they hold with the Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address of the persons listed below is 3435 Stelzer Road, Columbus, Ohio 43219-3035



                              Independent Trustees
                              --------------------

           (1)                 (2)            (3)                    (4)                   (5)             (6)

                                            Term of                                     Number of
      Name, Address        Position(s)    Office and       Principal Occupation(s)      Portfolios        Other
         and Age               Held        Length of       During the Past 5 Years       in Fund      Directorships
                             with the     Time Served                                    Complex         Held by
                              Funds                                                    Overseen by       Trustee
                                                                                         Trustee
David J. Durham             Trustee       Indefinite,   President and Chief                 31              NA
Birthdate: 5/10/1945                      June 2001-    Executive Officer of
                                            Present     Clipper Products, Inc., a
                                                        wholesale distributor,
                                                        1997-present.
                                                        Independent Contractor,
                                                        1995-1997.

          (1)                 (2)            (3)                    (4)                   (5)             (6)

                                            Term of                                     Number of
      Name, Address        Position(s)    Office and       Principal Occupation(s)      Portfolios        Other
         and Age              Held         Length of       During the Past 5 Years       in Fund      Directorships
                             with the     Time Served                                    Complex         Held by
                              Funds                                                    Overseen by        Trustee
                                                                                         Trustee
J. Joseph Hale Jr.           Trustee      Indefinite,   President of the Cincinnati         31              NA
Birthdate: 9/11/1949                         March      Gas & Electric Co., The
                                         2001-Present   Union Light Heat & Power
                                                        Co., Vice-President,
                                                        Corporate Communications
                                                        Cinergy Corp., and President
                                                        of Cinergy Foundation, Inc.
                                                        (formerly PSI Foundation).

John E. Jaymont              Trustee      Indefinite,   AVP, PIANKO, Feb. 2002-             31       Director, Printing
Birthdate:  12/5/1944                       October     present. Real estate                         Industries of
                                         2001-Present   management consultant, April                 America, Director,
                                                        2000-Feb. 2002.  President,                  Master Printers
                                                        Metroweb Corp. (publications                 of America
                                                        printing), 1997-2000.                        Printing
                                                                                                     Industries of
                                                                                                     America, Director,
                                                                                                     Web Offset
                                                                                                     Associates


                              Interested Trustees*
                              -------------------

           (1)                 (2)            (3)                    (4)                   (5)             (6)

                                            Term of                                     Number of
      Name, Address        Position(s)    Office and       Principal Occupation(s)      Portfolios        Other
         and Age               Held        Length of       During the Past 5 Years       in Fund      Directorships
                            with Fund     Time Served                                    Complex         Held by
                                                                                       Overseen by       Trustee
                                                                                         Trustee
Edward Burke Carey         Chairman-      Indefinite,   President of Carey Realty           31       Trustee, The
Birthdate:  7/2/1945       Board            January     Investments, Inc.                            Foundation of
                           of Trustees                  1989-Present.                                the Catholic
                                                                                                     Diocese of
                                                                                                     Columbus, Trustee
                                                                                                     and Chairman,
                                                                                                     Ohio and
                                                                                                     Kentucky
                                                                                                     Chapter of the
                                                                                                     Counselors of
                                                                                                     Real Estate

-----------------


     * Mr. Carey is treated by the Funds as an "interested person" (as defined in Section 2(a)(19) of the 1940 Act) of the Funds and the Investment Advisor. Mr. Carey is an "interested person" because of his business transactions with Fifth Third Bank and its affiliates.

                                    Officers
                                    --------


           (1)                 (2)            (3)                    (4)                   (5)             (6)

                                            Term of                                        Number of
      Name, Address         Position(s)   Office and          Principal Occupation(s)      Portfolios        Other
         and Age               Held        Length of          During the Past 5 Years       in Fund      Directorships
                             with the     Time Served                                       Complex         Held by
                              Funds                                                       Overseen by       Trustee
                                                                                            Trustee
Jeffrey C. Cusick           President     Indefinite,      Employee of BISYS Fund              NA              NA
Birthdate:  5/19/1959                        June          Services Inc.
                                         2001-Present

Rodney L. Ruehle               Vice       Indefinite,      Employee of BISYS Fund              NA              NA
Birthdate:  4/26/1968       President,   Vice-President-   Services Limited Partnership
                            Secretary      September
                                         2001-Present
                                          Secretary-
                                          September
                                         1999-Present

Adam S. Ness                Treasurer     Indefinite,      Employee of BISYS Fund              NA              NA
Birthdate:  10/14/1972                     September       Services Limited Partnership
                                         2001-Present      since June 1998. Prior to
                                                           that time, employee of KPMG
                                                           LLP


     For interested Trustees and officers, positions held with affiliated persons or principal underwriters of the Trust are listed in the following table:


            (1)                                                         (2)

            Name                   Positions Held with Affiliated Persons or Principal Underwriters of the Funds
Jeffrey C. Cusick          Director, BISYS Fund Services, Inc.
Rodney L. Ruehle     Vice President, BISYS Fund Services, Inc.
Adam S. Ness               Director, BISYS Fund Services, Inc.


Committees of the Board of Trustees

     Audit Committee
     ---------------

     The purposes of the Audit Committee are to oversee the Trust's accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; to consider the selection of independent public accountants for the Trust and the scope of the audit; and to act as a liaison between the Trust's independent auditors and the full Board of Trustees. Messrs. Hale, Durham, and Jaymont serve on this Committee. For the year ended December 31, 2001, there were two meetings of the Audit Committee.


     Nominating Committee
     --------------------

     The purpose of the Nominating Committee is to recommends qualified candidates to the Board in the event that a position is vacated or created. Messrs. Hale, Durham, and Jaymont serve on this committee. The Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Nominations Committee in care of the Fifth Third Funds. During the year ended December 31, 2001, the Nominating Committee met two times.

Securities Ownership

     For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Fund and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Fund's family of investment companies as of December 31, 2001:



                      (1)                            (2)                                               (3)

                                                                                  Aggregate Dollar Range of Equity Securities
                                Dollar Range of Equity Securities in the             in All Registered Investment Companies
                                                 Funds                                   Overseen by Trustee in Family of
                                                                                              Investment Companies

           Name of Trustee

Edward Burke Carey                                    $0                                      greater than $100,000








David J. Durham, Trustee                              $0                                                $0

J. Joseph Hale, Jr., Trustee                          $0                                                $0

John E. Jaymont, Trustee                              $0                                                $0


     For independent Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust as of December 31, 2001:

          (1)                   (2)             (3)              (4)                 (5)                  (6)

                               Name of
                             Owners and
                           Relationships                                           Value of
    Name of Trustee         to Trustee        Company       Title of Class        Securities        Percent of Class
J. Joseph Hale, Jr.             N/A             N/A              N/A                 N/A                  N/A

David J. Durham                 N/A             N/A              N/A                 N/A                  N/A

John E. Jaymont                 N/A             N/A              N/A                 N/A                  N/A


As of April 11, 2002, the Officers and Trustees owned less than 1% of any class of any Fund.

Compensation


               (1)                                (2)                                       (3)

                                    Aggregate Compensation from the        Total Compensation from Funds and Fund
                                    Trust for the Fiscal Year Ending     Complex Paid to Trustees for the Calendar
    Name of Person, Position               December 31, 2001*                 Year Ending December 31, 2001**
Edward Burke Carey, Trustee                    $21,250                                    $21,250
J. Joseph Hale, Jr., Trustee                   $17,250                                    $17,250
David J. Durham, Trustee                       $11,000                                    $11,000
John E. Jaymont, Trustee                       $ 5,000                                    $ 5,000


*  The Trust does not break out Trustee compensation on a Fund basis.

** The Trust is the only investment company in the Fund complex.

Trustee Liability

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Codes of Ethics

Each of the Trust, Fifth Third Asset Management Inc., and BISYS Fund Services Limited Partnership ("BISYS"), as distributor of Fund shares, has adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code permits personnel subject to the code to invest in securities that may be purchased or held by the Funds.

                          INVESTMENT ADVISORY SERVICES

Investment Advisor to the Trust

Fifth Third Asset Management Inc. serves as investment advisor to the Funds. It provides investment advisory services through its Trust and Investment Division. Fifth Third Asset Management Inc. is a wholly-owned subsidiary of Fifth Third Bancorp.

Neither advisor shall be liable to the Trust, a Fund, or any shareholder of any of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Because of the internal controls maintained by Fifth Third Asset Management Inc. to restrict the flow of non-public information, a Fund's investments are typically made without any knowledge of Fifth Third Asset Management Inc.'s or any respective affiliates' lending relationship with an issuer.

Advisory Fees

For its advisory services, the Advisor receives annual investment advisory fees as described in the prospectuses. The following shows all investment advisory fees incurred by the Funds and the amounts of those fees that were voluntarily waived or reimbursed by the Advisor for the fiscal years ended December 31, 2001, December 31, 2000, and December 31, 1999 (amounts in thousands):


                         Year ended         Amount         Year ended          Amount          Year ended          Amount
                         ----------         ------         ----------          ------          ----------          ------

Fund Name               December 31, 2001  Waived-2001   December 31, 2000*  Waived-2000     December 31, 1999*   Waived-1999
=========               =================  ===========   =================   ===========     =================    ===========

Multi Cap Value Fund          $553             ---             $430               --            $473                 --
--------------------

Micro Cap Value Fund           287             ---              207               --              92                 --
--------------------

Strategic Income               375             ---              320               --             334                 --
Fund
----

Worldwide Fund                 259             ---              468               --             180                 --
--------------

* Maxus Asset Management Inc., served as the Funds' investment advisor through August 13, 2001, and received fees under its investment advisory agreement with the Funds.

     Approval of Investment Advisory Agreement. The investment advisory agreement (the "Agreement") with Fifth Third Asset Management Inc. was formally considered by the Board of Trustees at a meeting held in September of 2001, which included detailed discussions held outside the presence of fund management and the Adviser's personnel. In conducting its review, the Board of Trustees were advised by independent legal counsel. The Board's review addressed a variety of factors including: (1) the nature, quality and extent of services provided to the Trust under the Agreement; (2) the Trust's investment performance and expenses under the Agreement, (3) information comparing the Trust's expenses and investment performance to that of other comparable mutual funds, and (4) the reasonableness of the profitability of Fifth Third Asset Management Inc. with respect to each portfolio of the Trust. In analyzing these factors, the Board reviewed and considered highly detailed expense and performance comparison information provided by Lipper Inc. (an independent provider of mutual fund data). These materials compared the expenses and performance of each portfolio to a broad or general universe of funds and to a "peer group" of funds. The Board reviewed staffing information including the recruiting and retainment of qualified professionals.

     As disclosed elsewhere in this Statement of Additional Information, Fifth Third Asset Management Inc. has soft dollar arrangements by which brokers provide research to Fifth Third Asset Management Inc. in return for allocating brokerage to such brokers. The Board considered these arrangements. The Board also considered the costs and benefits to affiliates of Fifth Third Asset Management Inc. such as costs and benefits associated with the assumption of duties as custodian to the Trust by Fifth Third Bank. Also considered was the business reputation and financial resources of Fifth Third Asset Management Inc. and its ultimate corporate parent, Fifth Third Bancorp.

     Based on its review, the Board of Trustees approved the continuance of the Investment Advisory Agreement and determined the compensation payable under such agreement to be fair and reasonable and not inconsistent with levels of profitability that had been determined by courts not to be excessive in light of Fifth Third Asset Management Inc.'s services and expenses and such matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment, including most particularly those identified above.

The following table indicates the ownership of record of the shareholders who, to the best knowledge of the Trust, were the owners of 5% or more of the outstanding shares of a Fund, as of April 11, 2002:


                                                                       Record
                                                                       ------
                   Strategic Income Fund-Institutional Shares
Fifth Third Maxus Securities Corp.                                       6.3%
1404 East 9th Street
Cleveland, OH 44114

Fifth Third Bank                                                        56.5%
PO Box 630074
Cincinnati, OH 45263

Fifth Third Bank                                                        22.6%
Reinvest Account
PO Box 630074
Cincinnati, OH 45263

                   Strategic Income Fund-Investment C Shares

FISERV Securities Inc.                                                   8.5%
FAO 44352906
2005 Market Street Suite 1200
Philadelphia, PA 19103

FISERV Securities Inc.                                                   5.7%
FAO 44652113
2005 Market Street Suite 1200
Philadelphia, PA 19183

                    Multi Cap Value Fund-Institutional Shares

Fifth Third Bank                                                        60.5%
PO Box 630074
Cincinnati, OH 45263

Fifth Third Bank                                                        24.6%
Reinvest Account
PO Box 630074
Cincinnati, OH 45263

Link & Company                                                          12.0%
PO Box 630074
Cincinnati, OH 45263

                      Multi Cap Value Fund-Advisor Shares


Saxon & Co                                                        7.5%
PO Box 7780-1888
Philadelphia, PA 19182

                    Multi Cap Value Fund-Investment A Shares

FISERV Securities Inc.                                           99.4%
Trade House Account Non Club 53
2005 Market Street
Philadelphia, PA 19103

                    Micro Cap Value Fund-Institutional Shares

National City                                                    13.0%
Constance Gelfand Trust
PO Box 94984
Cleveland, OH 44101

Fifth Third Bank                                                 49.0%
PO Box 630074
Cincinnati, OH 45263

Fifth Third Bank                                                 18.0%
Reinvest Account
PO Box 630074
Cincinnati, OH 45263

Link & Company                                                    6.4%
PO Box 630074
Cincinnati, OH 45263

                    Micro Cap Value Fund-Investment A Shares

FISERV Securities Inc                                            88.3%
Trade House Account Non Club 53
2005 Market Street
Philadelphia, PA 19103

Carey and Company
7 Easton Oval
Columbus, Ohio 43219                                              8.5%

                    Micro Cap Value Fund-Investment B Shares

FISERV Securities Inc                                             6.1%
FAO 16209446
2005 Market Street Suite 1200
Philadelphia, PA 19103

                    Micro Cap Value Fund-Investment C Shares


FISERV Securities Inc                                            5.7%
FAO 31323719
2005 Market Street Suite 1200
Philadelphia, PA 19103

FISERV Securities Inc                                            9.4%
FAO 16256225
2005 Market Street Suite 1200
Philadelphia, PA 19103

FISERV Securities Inc                                            6.3%
FAO 31031042
2005 Market Street Suite 1200
Philadelphia, PA 19103



                       Worldwide Fund-Institutional Shares

Fifth Third Bank                                                76.4%
PO Box 630074
Cincinnati, OH 45263

Fifth Third Bank                                                 5.3%
Reinvest Account
Cincinnati, OH 45263

Link & Company                                                  15.9%
PO Box 630074
Cincinnati, OH 45263

                          Worldwide Fund-Class C Shares

FISERV Securities Inc                                            6.3%
FAO 31526024
2005 Market Street Suite 1200
Philadelphia, PA 19103

FISERV Securities Inc                                            6.1%
FAO 31594796
2005 Market Street Suite 1200
Philadelphia, PA 19103

FISERV Securities Inc                                           11.9%
FAO 31473054
2005 Market Street Suite 1200
Philadelphia, PA 19103



Administrative Services

Fifth Third Bank provided administrative personnel and services to the Funds for the fees set forth in the prospectuses. The following shows all fees earned by Fifth Third Bank for providing administrative services to the Funds, and the amounts of those fees that were voluntarily waived, for the years ended December 31, 1999, December 31, 2000, and December 31, 2001 (amounts in thousands):

                      Year ended          Amount         Year ended          Amount         Year ended          Amount
                      ----------          ------         ----------          ------         ----------          ------

Fund Name          December 31, 2001*   Waived-2001   December 31, 2000*   Waived-2000   December 31, 1999*   Waived-1999
=========          ==================   ===========   ==================   ===========   ==================   ===========
Multi Cap Value          $19                ---              $41               ---               $42              ---
Fund
----

Micro Cap Value            9                ---              $27               ---               $24              ---
Fund
----

Strategic Income          11                ---              $41               ---               $41              ---
Fund
----

Worldwide Fund             6                ---              $40               ---               $30              ---
--------------


* Mutual Shareholder Services ("MSS") served as the Funds' Administrator, Transfer Agent, Redemption Agent and Dividend Disbursing Agent through August 13, 2001, and received fees under its Administration Agreement and Account Services Agreement.



BISYS, 3435 Stelzer Road, Columbus, Ohio 43219, performs sub-administration services on behalf of each Fund, for which it receives compensation from Fifth Third Bank. For the years ended December 31, 2001, December 31, 2000, and December 31, 1999, BISYS earned the following sub-administrative fees (Amounts in Thousands):


                          Year Ended                  Year Ended                 Year Ended

Fund Name                December 31, 2001           December 31, 2000         December 31, 1999
=========                =================           =================         =================
Multi Cap Value Fund            $2                          N/A                        N/A
Micro Cap Value Fund             1                          N/A                        N/A
Strategic Income Fund            1                          N/A                        N/A
Worldwide Fund                   1                          N/A                        N/A


Under the custodian agreement, Fifth Third Bank holds each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Pursuant to an agreement with Fifth Third Bank. Fees for custody services are based upon the market value of Fund securities held in custody plus out-of-pocket expenses. For the fiscal years ended December 31, 2001, December 31, 2000, and December 31, 1999, those fees were approximately $63,000, N/A, and N/A, respectively.


Transfer Agent and Dividend Disbursing Agent


Fifth Third Bank serves as transfer agent and dividend disbursing agent for the Funds. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders. Fifth Third Bank also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Funds' average net assets for the period plus out-of-pocket expenses. The following shows all fees earned by Fifth Third Bank for providing transfer agency and dividend disbursing agency services for the years ended December 31, 2001, December 31, 2000, and December 31, 1999 (amounts in thousands):


                          Year Ended                 Year Ended                  Year Ended
Fund Name               December 31, 2001           December 31, 2000**         December 31, 1999**
---------               -----------------           ------------------          ------------------
Multi Cap Value Fund            $1                          N/A                        N/A
Micro Cap Value Fund             0*                         N/A                        N/A
Strategic Income Fund            0*                         N/A                        N/A
Worldwide Fund                   1                          N/A                        N/A


*   Amount indicated is less than $500.
** Transfer Agent and Dividend Disbursing Agent fees were paid under the Administration Agreement and Account Service Agreement. See the Section titled "Administrative Services."


BISYS serves as the sub-transfer agent for the Funds. The fee paid for this service is based upon the level of the Fund's average daily net assets ("asset based fee") plus out-of-pocket expenses. In the event that the combined net assets of all of the Funds fall below $3.5 billion at any time during the period, the fee paid shall be the sum of the asset-based fee and an account-based fee.

Legal Counsel

Ropes & Gray, Suite 800 East, One Franklin Square, 1301 K Street, N.W., Washington, D.C. 20005 is counsel to the Funds.

                             BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor looks for prompt execution of the order at a favorable price. In working with dealers, the Advisor will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisor makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees.

The Advisor may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the Advisor and may include advice as to the advisability of investing in securities, security analysis and reports, economic studies, industry studies, receipt of quotations for portfolio evaluations, and similar services.


The Advisor and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal year ended December 31, 2001, the Funds paid brokerage commissions to an affiliate, Fifth Third Securities, Inc. in the following amounts: Multi Cap Value Fund, $190,321; Micro Cap Value Fund, $96,511; Strategic Income Fund, $74,219; and Worldwide Fund, $84,645. 100% of all commissions paid by the Funds for the year ended December 31, 2001, were paid to Fifth Third Securities Inc.

For the fiscal years ended December 31, 2000 and December 31, 1999, Maxus Securities Corp. ("MSC"), the NASD broker/dealer through which shares of the Funds were offered, received the following brokerage commissions: $283,201 and $277,638, respectively, for the Multi Cap Value Fund; $130,292 and $138,625, respectively, for the Strategic Income Fund; $0 and $30,281, respectively, for the Worldwide Fund; and $202,579 and $64,128, respectively, for the Micro Cap Value Fund. MSC, a wholly-owned subsidiary of Resource Management Inc., was an affiliated broker of the Funds.


Research services provided by brokers may be used by the Advisor in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Advisor or its affiliates might otherwise have paid, it would tend to reduce their expenses.

Allocation of transactions, including their frequency, to various dealers is determined by the Advisor in its best judgment and in a manner deemed fair and reasonable to shareholders. The major consideration in allocating brokerage business is the assurance that best execution is being received on all transactions effected for all accounts. Brokerage will at times be allocated to firms that supply research, statistical data and other services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in Section 28(e) of the Securities Exchange Act of 1934. Information so received is in addition to and not in lieu of services required to be performed by the Advisor and does not reduce the advisory fees payable to the Advisor. Such information may be useful to the Advisor in serving both the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Advisor in carrying out its obligations to the Funds.

Although investment decisions for the Funds are made independently from those of the other accounts managed by the Advisor, the Advisor may invest Fund assets in the same securities and at the same time as they invest assets of other accounts that they manage. When one of the Funds and one or more other accounts managed by the Advisor are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Advisor to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.


During the fiscal year ended December 31, 2001, the Funds did not acquire securities of the Funds' regular brokers or dealers or their parents.



                                PURCHASING SHARES


Shares of the Funds are sold at their net asset value, less any applicable sales charge, on days the New York Stock Exchange ("NYSE") is open for regular trading. The procedure for purchasing Advisor Shares, Investment A Shares, Service Shares, Investment B Shares, Investment C Shares or Institutional Class Shares of the Funds is explained in the prospectus for such Fund and Class under "Investing in the Funds."

Distribution Plan and Administrative Services Agreement


With respect to Advisor Shares, Service Shares, Investment A Shares, Investment B Shares and Investment C Shares of the Funds, the Trust has adopted a Plan pursuant to Rule l2b-1 under the Investment Company Act of 1940. The Plan provides for payment of fees to the distributor to finance any activity which is principally intended to result in the sale of a Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares; preparing printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, the distributor may enter into agreements to pay fees to brokers for distribution and administrative support services and to other participating financial institutions and persons for distribution assistance and support services to the Funds and their shareholders. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions, wiring funds and receiving funds for share purchases and redemptions, confirming and reconciling all transactions, reviewing the activity in Fund accounts, and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Funds' transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of shares and prospective shareholders. The Funds do not offer Service Shares.


The Trustees expect that the Plan will result in the sale of a sufficient number of shares so as to allow a Fund to achieve economic viability. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist a Fund in seeking to achieve its investment objectives.


Pursuant to the Plan, with respect to Investment A Shares and Service Shares the Funds of the Trust are authorized to compensate the distributor at the annual rate of up to 0.25% of the average aggregate net asset value of the Investment A Shares and Service Shares of each applicable Fund held during the month. The Funds do not offer Service Shares.


Advisor Shares may pay a 12b-1 fee at an annual rate of up to 0.50% of the average daily net assets of the applicable Fund, which the Distributor may use for shareholder servicing and distribution.


Pursuant to the Plan, with respect to Investment B Shares, the Funds which offer Investment B Shares are authorized to compensate the distributor at the annual rate of up to 1.00% of the average aggregate net asset value of the Investment B Shares of each applicable Fund held during the month. For the fiscal year ended December 31, 2001, the distributor received $9,345 pursuant to the Plan. Investment B Shares of the Funds did not exist during the fiscal year ended December 31, 2000 and December 31, 1999.


Pursuant to the Plan, with respect to Investment C Shares, the Funds are authorized to compensate the distributor at the annual rate of up to 0.75% of the average aggregate net asset value of the Investment C Shares of each applicable Fund held during the month. For the fiscal year ended December 31, 2001, the distributor received $2,052 pursuant to the Plan. Investment C Shares of the Funds did not exist during the fiscal years ended December 31, 2000 and December 31, 1999.


With respect to Investment C Shares, the Trust may enter into an Administrative Service Agreement to permit the payment of fees to financial institutions, including Fifth Third Bank, to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. Benefits to shareholders of Investment C Shares of the Funds may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.


For the fiscal year ended December 31, 2001, the Funds paid $643 to Fifth Third Bank to compensate FISERV Securities Inc. for providing administrative services to Investment C Shares of the Funds.

Purchases with Proceeds from Redemptions of Unaffiliated Mutual Fund Shares

Investors may purchase Investment A Shares of the Funds at net asset value, without a sales charge, with the proceeds from the redemption of shares of an unaffiliated mutual fund that is not a money market or stable net asset value fund. If the purchase of Investment A Shares is made with proceeds from the redemption of mutual fund shares that were not sold with a sales charge or commission, the investor must have held such mutual fund shares for at least 90 days to be eligible for the purchase of Investment A Shares at net asset value. The purchase must be made within 60 days of the redemption, and the Funds must be notified by the investor in writing, or by his financial institution, at the time the purchase is made.

Conversion of Investment B Shares to Investment A Shares

A shareholder's Investment B Shares of the Fund, including all shares received as dividends or distributions with respect to such shares, will automatically convert to Investment A Shares of the Fund at the end of eight years following the issuance of such shares, consequently, they will no longer be subject to the higher expenses borne by Investment B Shares. The conversion rate will be determined on the basis of the relative per share net asset values of the two classes and may result in a shareholder receiving either a greater or fewer number of Investment A Shares than the shares so converted.

Conversion to Federal Funds

It is the Funds' policy to be as fully invested as possible so that maximum interest or dividends may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

Exchanging Securities for Fund Shares

Investors may exchange securities they already own for shares of a Fund or they may exchange a combination of securities and cash for Fund shares. Any securities to be exchanged must, in the opinion of the Advisor, meet the investment objective and policies of each Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Fifth Third Bank. A Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by the Advisor.

A Fund values such securities in the same manner as a Fund values its assets. The basis of the exchange will depend upon the net asset value of shares of a Fund on the day the securities are valued. One share of a Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of a Fund, along with the securities.

Payments to Dealers

Authorized broker-dealers, financial institutions and other financial intermediaries who sell shares of Fifth Third Funds and perform services for fund investors may receive sales commissions, annual fees and other compensation. Such compensation is paid by the Distributor using money from sales charges, distribution/service (12b-1) fees and its other resources. From time to time, the distributor may elect to pay up to the following amounts:

              AMOUNT OF                                       INVESTMENT
          INVESTMENT ($)                                       A SHARES
          --------------                                       --------

Under 50,000                                                     3.825%
50,000 but under 100,000                                          3.40%
100,000 but under 150,000                                         2.55%

150,000 but under 250,000                                             1.70%
250,000 but under 500,000                                            0.85%
500,000 and above                                                    0.50%*

* A 1% contingent deferred sales charge shall apply on any portion redeemed within one year of purchase. Such charge will be applied to the value of the assets redeemed at the time of purchase or at the time of redemption, whichever is lower. Payment is available to those financial professionals with an agreement with the distributor which provides for such payment. The distributor currently imposes no additional conditions on an any financial professional to amend its agreement with the distributor to provide for such payment.

Under certain circumstances the distributor and/or the Advisor may use its own funds to compensate broker-dealers, financial institutions, and intermediaries in amounts that are additional to the amounts paid by the distributor.

Brokers and agents may charge a transaction fee on the purchase or sale of shares by shareholders.

                                REDEEMING SHARES

Shares are redeemed at the next computed net asset value after a Fund receives the redemption request, less any contingent deferred sales charge. Redemption procedures are explained in the prospectus under "Redeeming Shares." Although the Funds do not charge for telephone redemptions, they reserve the right to charge a fee for the cost of wire-transferred redemptions.

Investment A Shares and Investment C Shares redeemed within one (1) year of purchase and Investment B Shares redeemed within six (6) years of purchase may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be reduced with respect to a particular shareholder where a financial institution selling Investment B and/or Investment C Shares elects not to receive a commission from the distributor with respect to its sale of such shares.

Redemption in Kind

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

Postponement of Redemptions

No Fund may suspend the right of redemption or postpone the date of payment of redemption proceeds for more than seven days, except that (a) it may elect to suspend the redemption of shares or postpone the date of payment of redemption proceeds: (1) during any period that the NYSE is closed (other than customary weekend and holiday closings) or trading on the NYSE is restricted; (2) during any period in which an emergency exists as a result of which disposal of portfolio securities is not reasonably practicable or it is not reasonably practicable to fairly determine the Fund's net asset values; or (3) during such other periods as the SEC may by order permit for the protection of investors; and (b) the payment of redemption proceeds may be postponed as otherwise provided in this Statement of Additional Information.

                           DETERMINING NET ASSET VALUE


Net asset values of the Funds generally may change each day. The days on which net asset values are calculated by the Funds are described in the prospectuses.


Determining Market Value of Securities

The value of the Funds' portfolio securities (with the exception of the Money Market Funds) are determined as follows:

..    for equity securities, according to the last sale price on a national securities exchange, if available;

..    in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;

..    for unlisted equity securities, the latest bid prices;

..    for bonds and other fixed income securities, as determined by an independent pricing service;

..    for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; or

..    for all other securities, at fair value as determined in good faith by the
     Board of Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Funds will value futures contracts, options and put options on financial futures at their market values established by the exchanges at the close of option trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value.



Use of Amortized Cost

The Trustees have decided that the fair value of debt securities authorized to be purchased by the Funds with remaining maturities of 60 days or less at the time of purchase may be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Trustees continually assess this method of valuation and recommend changes where necessary to assure that the Funds' portfolio instruments are valued at their fair value as determined in good faith by the Trustees.



Investment Restrictions



Trading in Foreign Securities

Trading in foreign securities may be completed at times which vary from the closing of regular trading on the NYSE. In computing the net asset value, the Funds value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

                                   TAX STATUS

Qualification as a Regulated Investment Company

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify and to qualify for the special tax treatment accorded regulated investment companies and their Shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;
(b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and
(c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends). If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If a Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all its net capital gain income for the one-year period ending October 31 of the year (and any retained amount from the prior calendar year), the Fund will be subject to a non-deductible 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year.

Distributions

Each Fund will distribute at least annually any taxable income or realized capital gains. Distributions of any taxable net investment income and net short-term capital gain are taxable as ordinary income. Distributions of each Fund's net capital gain (i.e., the excess of a Fund's net long-term capital gain over net short-term capital loss), if any, are taxable as long-term capital gains, regardless of how long a Shareholder has held Fund shares. Distributions of taxable income or capital gains are taxable to Fund Shareholders whether received in cash or in Fund shares through automatic reinvestment.

Dividends and distributions on a Fund's shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions economically may represent a return of a particular shareholder's investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

If a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares.

Exempt-Interest Dividends

A Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

If a Fund intends to be qualified to pay exempt-interest dividends, the Fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

A Fund which is qualified to pay exempt-interest dividends will inform investors following the end of the Fund's fiscal year of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. You are advised to consult with your tax advisor about state and local tax matters.



Foreign Taxes, Foreign Currency-Denominated Securities and Related Hedging Transactions.

Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If at the end of a Fund's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund's Shareholders in connection with the Fund's dividends received by them. In this case, Shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes, and those Shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents will be entitled to deduct their share of such taxes. Alternatively, such Shareholders who hold Fund Shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex-dividend date will be entitled to claim a foreign tax credit for their share of these taxes. If a Fund makes the election, it will report annually to its Shareholders the respective amounts per share of the

Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investment by a Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Selling Shares

Shareholders who sell Fund Shares will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund Shares and the amount received. If Fund Shareholders hold their Fund Shares as capital assets, the gain or loss will be a capital gain or loss. The tax rate generally applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less or
(ii) 20% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends). For taxable years beginning after December 31, 2000, the maximum capital gain tax rate for capital assets (including Fund Shares) held by a non-corporate Shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and 20 percent). The 18-percent rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and Shareholders should consult their tax advisors before making such an election.

Any loss will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which your risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. In addition, any loss realized on a sale or exchange of Fund Shares will be disallowed to the extent that Fund Shareholders replace the disposed of Fund Shares with other Fund Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a Fund Shareholder's basis in the replacement Fund Shares will be adjusted to reflect the disallowed loss.

Hedging

If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sales, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and
(iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Discount Securities

A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

Backup Withholding

A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under- reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be (i) 30.5% for amounts paid after August 6, 2001 through the end of 2001, (ii) 30% for amounts paid during 2002 and 2003,
(iii) 29% for amounts paid during 2004 and 2005, and (iv) 28% for amounts paid during 2006 through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

The Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations are generally effective for payments made after December 31, 2000. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in a Fund should consult their tax advisers with respect to the potential application of these new regulations.

The foregoing discussion is only a summary of some of the important Federal tax considerations generally affecting purchasers of the Funds' Shares. No attempt has been made to present a detailed explanation of the Federal income tax treatment of the Funds, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of the Funds' Shares are urged to consult their tax advisers with specific reference to their own tax situation. Foreign Shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Funds. In addition, this discussion is based on tax laws and regulations that are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.



                             PERFORMANCE INFORMATION

Total Return

                              Institutional Shares
                           Average Annual Total Return
                     For the Period Ended December 31, 2001


                                                                                                          Since     Inception
Fund Name                                                            1 Year       5 Years    10 Years   Inception      Date
---------                                                            ------       -------    --------   ---------      ----
Multi Cap Value Fund Return Before Taxes/1/                            7.91%      12.08%     13.90%     13.10%       9/30/89
 Return After Taxes on  Distributions/1,13/                            5.88%       9.61%     11.01%     10.56%       9/30/89
 Return After Taxes on  Distributions and Sale of Fund Share/1,13/     4.84%       9.00%     10.33%      9.93%       9/30/89

Micro Cap Value Fund Return Before Taxes/2/                           22.90%       N/A        N/A        9.71%        2/1/98
 Return After Taxes on  Distributions/2,13/                           22.87%       N/A        N/A        8.24%        2/1/98
 Return After Taxes on  Distributions and Sale of Fund Shares/2,13/   13.95%       N/A        N/A        7.21%        2/1/98

Strategic Income Fund Return Before Taxes/3/                          13.12%       7.52%      7.43%      7.93%       3/10/85
 Return After Taxes on  Distributions/3,13/                           10.34%       4.31%      4.33%      5.11%       3/10/85
 Return After Taxes on  Distributions and Sale of Fund Shares/3,13/    7.93%       4.36%      4.38%      5.08%       3/10/85

Worldwide Fund Return Before Taxes/4/                                -11.53%      11.12%      N/A       10.96%       4/30/93
 Return After Taxes on  Distributions/4,13/                          -11.83%       8.37%      N/A        8.06%       4/30/93
 Return After Taxes on  Distributions and Sale of Fund Shares/4,13/   -7.01%       8.06%      N/A        7.76%       4/30/93

                             PERFORMANCE INFORMATION

                               Investment A Shares
                           Average Annual Total Return
                     For the Period Ended December 31, 2001


                                                                                                          Since        Inception
Fund Name                                           1 Year             5 Years          10 Years          Inception      Date
---------                                           ------             -------          --------          ---------      ----
Multi Cap Value Fund/5/
  Without Load Before Taxes/5/                       7.54%              11.88%            13.79%            13.01%       9/30/89
  With Load Before Taxes/5/                          2.69%              10.85%            13.26%            12.59%       9/30/89
   Return After Taxes on Distributions/5,13/         1.40%               8.61%            10.50%            10.14%       9/30/89
   Return After Taxes on Distributions and
   Sale of Fund Shares/5,13/                         2.31%               8.17%             9.88%             9.55%       9/30/89

Micro Cap Value Fund/6/
  Without Load Before Taxes/6/                      22.13%                N/A               N/A              9.38%        2/1/98
  With Load Before Taxes/6/                         16.64%                N/A               N/A              8.10%        2/1/98
   Return After Taxes on Distributions/6,13/        16.87%                N/A               N/A              6.63%        2/1/98
   Return After Taxes on Distributions and
   Sale of Fund Shares/6,13/                        10.29%                N/A               N/A              5.87%        2/1/98


                               Investment B Shares
                           Average Annual Total Return
                     For the Period Ended December 31, 2001



                                                                                                          Since        Inception
Fund Name                                           1 Year             5 Years          10 Years          Inception      Date
---------                                           ------             -------          --------          ---------      ----
Multi Cap Value Fund/5/
  Without Load Before Taxes/5/                       6.88%              11.31%            13.35%            12.66%       9/30/89
  With Load Before Taxes/5/                          1.88%              11.05%            13.35%            12.66%       9/30/89
   Return After Taxes on Distributions/5,13/         0.63%              10.78%            13.09%            12.35%       9/30/89
   Return After Taxes on Distributions and
   Sale of Fund Shares/5,13/                         1.88%               9.12%            11.47%            10.93%       9/30/89

Micro Cap Value Fund/6/
  Without Load Before Taxes/6/                      21.68%                N/A               N/A              8.79%        2/1/98
  With Load Before Taxes/6/                         16.68%                N/A               N/A              8.18%        2/1/98
   Return After Taxes on Distributions/6,13/        16.67%                N/A               N/A              6.76%        2/1/98
   Return After Taxes on Distributions and
   Sale of Fund Shares/6,13/                        10.17%                N/A               N/A              6.06%        2/1/98


                               Investment C Shares
                           Average Annual Total Return
                     For the Period Ended December 31, 2001



                                                                                                          Since        Inception
Fund Name                                           1 Year             5 Years          10 Years          Inception      Date
---------                                           ------             -------          --------          ---------      ----
Multi Cap Value Fund/5/
Without Load Before Taxes/5/                         6.85%              11.30%            13.22%            12.45%       9/30/89
  With Load Before Taxes/5/                          6.85%              11.30%            13.22%            12.45%       9/30/89
   Return After Taxes on Distributions/5,13/         5.71%               9.07%            10.46%            10.01%       9/30/89
   Return After Taxes on Distributions and
   Sale of Fund Shares/5,13/                         4.98%               8.57%             9.86%             9.44%       9/30/89

Micro Cap Value Fund/6/
Without Load Before Taxes/6/                        21.88%                N/A               N/A              8.83%        2/1/98
  With Load Before Taxes/6/                         21.88%                N/A               N/A              8.83%        2/1/98
   Return After Taxes on Distributions/6,13/        21.88%                N/A               N/A              7.43%        2/1/98
   Return After Taxes on Distributions and
   Sale of Fund Shares/6,13/                        13.34%                N/A               N/A              6.61%        2/1/98

Strategic Income Fund/7/
Without Load Before Taxes/7/                        11.80%               6.69%             6.76%             7.31%       3/10/85
  With Load Before Taxes/7/                         11.80%               6.69%             6.76%             7.31%       3/10/85
   Return After Taxes on Distributions/7,13/         9.13%               3.66%             3.74%             4.55%       3/10/85
   Return After Taxes on Distributions and
   Sale of Fund Shares/7,13/                         7.13%               3.83%             3.89%             4.60%       3/10/85

Worldwide Fund/8/
Without Load Before Taxes/8/                       -12.49%              10.04%              N/A             10.11%       4/30/93
  With Load Before Taxes/8/                        -12.49%              10.04%              N/A             10.11%       4/30/93
   Return After Taxes on Distributions/8,13/       -12.84%               7.36%              N/A              7.26%       4/30/93
   Return After Taxes on Distributions and
   Sale of Fund Shares/8,13/                        -7.62%               7.22%              N/A              7.07%       4/30/93


                                 Advisor Shares
                           Average Annual Total Return
                     For the Period Ended December 31, 2001



                                                                                                          Since        Inception
Fund Name                                           1 Year             5 Years          10 Years          Inception      Date
---------                                           ------             -------          --------          ---------      ----
Multi Cap Value Fund/9/                              7.47%              11.86%            13.78%            13.01%       9/30/89
   Return After Taxes on  Distributions/9,13/        6.28%               9.63%            11.02%            10.56%       9/30/89
   Return After Taxes on  Distributions and
   Sale of Fund Share/9,13/                          5.27%               9.03%            10.35%             9.94%       9/30/89

Micro Cap Value Fund/10/                            22.22%                N/A               N/A              9.35%        2/1/98
   Return After Taxes on  Distributions/10,13/      22.19%                N/A               N/A              7.90%        2/1/98
   Return After Taxes on  Distributions and
   Sale of Fund Share/10,13/                        13.53%                N/A               N/A              7.00%        2/1/98

Strategic Income Fund/11/                           12.64%               7.27%             7.31%             7.85%       3/10/85
   Return After Taxes on  Distributions/11,13/       9.93%               4.23%             4.28%             5.09%       3/10/85
   Return After Taxes on  Distributions and
   Sale of Fund Share/11,13/                         7.64%               4.30%             4.34%             5.06%       3/10/85

Worldwide Fund/12/                                 -11.86%              10.64%              N/A             10.68%       4/30/93
   Return After Taxes on  Distributions/12,13/     -12.19%               7.95%              N/A              7.83%       4/30/93
   Return After Taxes on  Distributions and
   Sale of Fund Share/12,13/                        -7.23%               7.71%              N/A              7.56%       4/30/93

1. For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Institutional Shares of the Fifth Third/Maxus Equity Fund. For the period prior to April 1, 1999 (commencement of Institutional Shares), the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Equity Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Multi Cap Value Fund.

2. For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Institutional Shares of the Fifth Third/Maxus Aggressive Value Fund. On August 13, 2001, that Fund, a registered open-end investment management company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Micro Cap Value Fund.

3. For the period prior to October 22, 2001, the quoted performance of the Fund reflects the performance of the Institutional Shares of the Fifth Third/Maxus Income Fund. For the period prior to September 1, 1998 (commencement of Institutional Shares), the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Income Fund. On October 22, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into the Fifth Third Strategic Income Fund.

4. For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Institutional Shares of the Fifth Third/Maxus Laureate Fund. For the period prior to February 1, 1998 (commencement of Institutional Shares), the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Laureate Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into the Fifth Third Worldwide Fund.

5. For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Equity Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Multi Cap Value Fund.

6. For the period prior to August 13, 2001, the quoted performance of Investment A, Investment B and Investment C Shares of the Fund reflects the performance of the Institutional Shares of the Fifth Third/Maxus Aggressive Value Fund, adjusted to reflect the expenses and sales charges for Investment A, Investment B and Investment C Shares. On August 13, 2001, that Fund, a registered investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Micro Cap Value Fund.

7. For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Advisor Shares of the Fifth Third Strategic Income Fund, adjusted to reflect the expenses and sales charges for Investment C shares. For the period prior to October 22, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Income Fund, adjusted to reflect the expenses and sales charges for Investment C Shares. On October 22, 2001, that Fund, a registered open-end investment management company managed by Fifth Third Asset Management Inc., was merged into the Fifth Third Strategic Income Fund.

8. For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Advisor shares of the Fifth Third Worldwide Fund, adjusted to reflect the expenses and sales charges for Investment C shares. For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Laureate Fund, adjusted to reflect the expenses and sales charges for Investment C Shares. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into the Fifth Third Worldwide Fund.

9. For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Equity Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Multi Cap Value Fund.

10. For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Aggressive Value Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into the Fifth Third Micro Cap Value Fund.

11. For the period prior to October 22, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Income Fund. On October 22, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into the Fifth Third Strategic Income Fund.

12. For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Laureate Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Worldwide Fund.


13. After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


For each share class, the yield for a Fund is determined by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty- day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund, the performance will be reduced for those shareholders paying those fees.



                             PERFORMANCE COMPARISONS

Each Fund's performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates and market value of portfolio securities; changes in each Fund's expenses; and various other factors.

Each Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of yield and total return as described above.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

..    Lehman Muni Bond Index is a broad-based total return index comprised of
     8,000 investment grade, fixed-rate, tax-exempt municipal bonds, with a remaining maturity of at least one year, including state and local general obligation, revenue, insured and pre-refunded bonds and are selected from issues larger than $50 million dated since January 1984. Bonds are added to the index and weights are updated monthly, with a one-month lag.


..    Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the applicable funds category in advertising and sales literature.


..    Morningstar, Inc., an independent rating service, is the publisher of the bi- weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ- listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

..    Consumer Price Index is an unmanaged index measuring price increases in a standardized "market basket" of goods.

..    Lehman Brothers Three-Year General Obligation Municipal Bond Index is an
     unmanaged index of investment grade fixed rate debt obligations issued by state and local government entities.

..    Lehman Brothers Five-Year General Obligation Municipal Bond Index is an
     unmanaged index of investment grade fixed rate debt obligations issued by state and local government entities with maturities of not less than four years but no more than six years.

..    Lehman Brothers 1-3 Year Government Bond Index is an unmanaged index of
     U.S. Treasury issues and publicly issued debt of U.S. Government agencies with maturities of one to three years.

..    Lehman Brothers Intermediate Credit Index is an unmanaged index of investment grade corporate bonds having at least $100,000,000 principal amount outstanding and maturities from one to ten years.

..    Lehman Brothers Intermediate Government Bond Index is an unmanaged index generally representative of intermediate-term government bonds.

..    Lehman Brothers Long Government/Credit Bond Index is an unmanaged index comprised of U.S. treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, non convertible investment grade, dollar denominated, SEC-registered corporate debt.

..    Lipper Multicap Value Index is an equal weighted index of mutual funds that invest in undervalued securities within multiple capitalizations ranges.

..    Lipper Small Cap Value Index is an equal weighted index of mutual funds that invest 75% or more of their assets in companies with a market capitalization less than 250% of the S&P Small Cap 600 Index median capitalization.

..    Morgan Stanley Capital International Europe Index is an unmanaged index of
     European stocks. The Morgan Stanley Capital International (MSCI) Indices measure performance for a diverse range of developed country global stock markets including the United States, Canada, Europe, Australia, New Zealand, and the Far East. The foundation of the various MSCI indices is a database of approximately 1,500 companies listed on the stock exchanges of the 24 countries for which there are MSCI national indices. The indices are capitalization weighted.

..    Morgan Stanley Capital International Pacific Rim Index is an unmanaged index of stocks in the Pacific Rim region. The Morgan Stanley Capital International (MSCI) Indices measure performance for a diverse range of developed country global stock markets including the United States, Canada, Europe, Australia, New Zealand, and the Far East. The foundation of the various MSCI indices is a database of approximately 1,500 companies listed on the stock exchanges of the 24 countries for which there are MSCI national indices. The indices are capitalization weighted.

..    Russell 2000 Index is a market capitalization weighted index of mutual funds that invest 75% or more of their assets in companies with a market capitalization less than 250% of the S&P Small Cap 600 Index median capitalization.

..    Ryan Labs Treasury Index is an equal weighted index of all Treasuries having maturities longer than one year.

..    Value Line Arithmetic Index is an equal weighted index of more than 1,700 stocks followed by Value Line Publishing, Inc.

..    91-day Treasury Bill return tracks the investment return paid on U.S.
     Treasury bills maturing in 91 days.

Advertisements and other sales literature for the Funds may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Funds based on monthly/quarterly reinvestment of dividends over a specified period of time.

Advertisements may quote performance information which does not reflect the effect of the sales load.

                              FINANCIAL STATEMENTS

The Financial Statements for the Strategic Income Fund, Worldwide Fund, Multi Cap Value Fund, and Micro Cap Value Fund for the fiscal year ended December 31, 2001 are incorporated herein by reference to the Annual Reports of the foregoing Funds dated December 31, 2001. The Financial Statements for the Strategic Income Fund (formerly the Maxus Income Fund, File Nos. 2-94197 and 811-4144), Worldwide Fund (formerly the Maxus Laureate Fund, File Nos. 33-58514 and 811-7516), Multi Cap Value Fund (formerly the Maxus Equity Fund, File Nos. 33-30003 and 811-5865) and Micro Cap Value Fund (formerly part of the Maxfund Trust, File Nos. 333-41555 and 811-8499) for the fiscal year ended December 31, 2000 are incorporated herein by reference to the Annual Reports of the foregoing Funds dated December 31, 2000. Copies of the Annual Reports may be obtained without charge by contacting the Trust at the address located on the back cover of the prospectus.

                                    APPENDIX

Standard and Poor's Ratings Group Corporate and Municipal Bond Rating
Definitions

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications,

Moody's Investors Service, Inc. Corporate and Municipal Bond Rating Definitions

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3, in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Fitch Investors Service, Inc. Long-Term Debt Rating Definitions

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue.

Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

Standard and Poor's Ratings Group Municipal Note Rating Definitions

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

SP-3--Speculative capacity to pay principal and interest.

Moody's Investors Service Short-Term Loan Rating Definitions

MIG1/VMIGI--This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Fitch Investors Service, Inc. Short-Term Debt Rating Definitions

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-I+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F- I + and F- 1 categories.

Standard and Poor's Ratings Group Commercial Paper Rating Definitions

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's Investors Service, Inc. Commercial Paper Rating Definitions

Prime-1 --Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics:

..    Leading market positions in well-established industries.

..    High rates of return on funds employed.

..    Conservative capitalization structure with moderate reliance on debt and ample asset protection.

..    Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

..    Well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                           PART C. OTHER INFORMATION

Item 23. Exhibits

(a) Declaration of Trust of the Registrant including Amendments No. 1 through 7 (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995).

     (i) Amendment No. 8 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-lA filed on or about October 28, 1996).
     (ii) Amendment No. 9 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on or about October 1, 1996).
     (iii) Amendment No. 10 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).
     (iv) Amendment No. 11 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on or about January 21, 1998).
     (v) Amendment No. 12 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).
     (vi) Amendment No. 13 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).

     (vii) Amendment No. 14 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).
     (viii) Amendment No. 15 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on or about March 15, 2000).
     (ix) Amendment No. 16 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on June 14, 2000).

     (x)    Amendment No. 17 to the Declaration of Trust is filed herewith.

(b) By-Laws of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995).

(c) Rights of Shareholders. The following portions of the Registrant's Declaration of Trust define the rights of Shareholders.

                                  ARTICLE III

                              BENEFICIAL INTEREST

Section 1. Shares of Beneficial Interest.

     The beneficial interest in the Trust shall at all times be divided into transferable Shares, without par value. Subject to the provisions of
     Section 5 of this Article III, each Share shall have voting rights as provided in Article VIII hereof, and holders of the Shares of any Series shall be entitled to receive dividends, when and as declared with respect thereto in the manner provided in Article X, Section 1 hereof. The Shares of any Series may be issued in two or more Classes, as the Trustees may authorize pursuant to Article XII, Section 8 hereof. Unless the Trustees have authorized the issuance of Shares of a Series in two or more Classes, each Share of a Series shall represent an equal proportionate interest in the assets and liabilities of the Series with each other Share of the same Series, none having priority or preference over another. If the Trustees have authorized the issuance of Shares of a Series in two or more Classes, then the Classes may have such variations as to dividend, redemption, and voting rights, net asset values, expenses borne by the Classes, and other matters as the Trustees have authorized provided that each Share of a Class shall represent an equal proportionate interest in the assets and liabilities of the class with each other Share of the same Class, none having priority or preference over another. The number of Shares authorized shall be unlimited. The Trustees may from time to time divide or combine the Shares of any Series or Class into a greater or lesser number without thereby changing the proportionate beneficial interests in the Series or Class.

Section 4. No Pre-emptive Rights.

     Shareholders shall have no pre-emptive or other right to subscribe to any additional Shares or other securities issued by the Trust.

Shares of any Series or Class shall have the following relative rights and preferences:

     (a) Assets belonging to Series or Class. All consideration received by the Trust for the issue or sale of Shares of a particular Series or Class, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall irrevocably belong to that Series or Class for all purposes, subject only to the rights of creditors, and shall be so recorded upon the books of account of the Trust. Such consideration, assets, income, earnings, profits and proceeds thereof, from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, in whatever form the same may be, are herein referred to as "assets belonging to" that Series or Class. In the event that there are any assets, income, earnings, profits and proceeds thereof, funds or payments which are not readily identifiable as belonging to any particular Series or Class (collectively, "General Assets"), the Trustees shall allocate such General Assets to, between or among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as they, in their sole discretion, deem fair and equitable, and any General Assets so allocated to a particular Series or Class shall belong to that Series or Class. Each such allocation by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

     (b) Liabilities Belonging to Series or Class. The assets belonging to each particular Series or Class shall be charged with the liabilities of the Trust in respect to that Series or Class and all expenses, costs, charges and reserves attributable to that Series or Class, and any general liabilities of the Trust which are not readily identifiable as belonging to any particular Series or Class shall be allocated and charged by the Trustees to and among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. The liabilities, expenses, costs, charges and reserves so charged to a Series or Class are herein referred to as "liabilities belonging to" that Series or Class. Each allocation of liabilities belonging to a Series or Class by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

     (c) Dividends, Distributions, Redemptions, Repurchases and Indemnification. Notwithstanding any other provisions of this Declaration, including, without limitation, Article X, no dividend or distribution (including, without limitation, any distribution paid upon termination of the Trust or of any Series or Class) with respect to, nor any redemption or repurchase of the Shares of any Series or Class shall be effected by the Trust other than from the assets belonging to such Series or Class, nor except as specifically provided in Section 1 of Article XI hereof, shall any Shareholder of any particular Series or Class otherwise have any right or claim against the assets belonging to any other Series or Class except to the extent that such Shareholder has such a right or claim hereunder as a Shareholder of such other Series or Class.

          (d) Voting. Notwithstanding any of the other provisions of this Declaration, including, without limitation, Section 1 of Article VIII, only Shareholders of a particular Series or Class shall be entitled to vote on any matters affecting such Series or Class. Except with respect to matters as to which any particular Series or Class is affected, all of the Shares of each Series or Class shall, on matters as to which such Series or Class is entitled to vote, vote with other Series or Classes so entitled as a single class. Notwithstanding the foregoing, with respect to matters which would otherwise be voted on by two or more Series or Classes as a single class, the Trustees may, in their sole discretion, submit such matters to the Shareholders of any or all such Series or Classes, separately.

          (e) Fraction. Any fractional Share of a Series or Class shall carry proportionately all the rights and obligation of a whole Share of that Series or Class, including rights with respect to voting, receipt of dividends and distributions, redemption of Shares and termination of the Trust or of any Series or Class.

          (f) Exchange Privilege. The Trustees shall have the authority to provide that the holders of Shares of any Series or Class shall have the right to exchange said Shares for Shares of one or more other Series or Classes in accordance with such requirements and procedures as may be established by the Trustees.

          (g) Combination of Series or Classes. The Trustees shall have the authority, without the approval of the Shareholders of any Series or Class, unless otherwise required by applicable law, to combine the assets and liabilities belonging to a single Series or Class with the assets and liabilities of one or more other Series or Classes.

          (h) Elimination of Series or Classes. At any time that there are no Shares outstanding of any particular Series or Class previously established and designated, the Trustees may amend this Declaration of Trust to abolish that Series or Class and to rescind the establishment and designation thereof.

                                  ARTICLE IV

                                 THE TRUSTEES

Section 2. Election of Trustees at Meeting of Shareholders.

     On a date fixed by the Trustees, which shall be subsequent to the initial public offering of Shares, the Shareholders shall elect Trustees. The number of Trustees shall be determined by the Trustees pursuant to Article IV, Section 5.

Section 3. Term of Office of Trustees.

     The Trustees shall hold office during the lifetime of this Trust, and until its termination as hereinafter provided; except (a) that any Trustee may resign his office at any time by written instrument signed by him and delivered to the other Trustees, which shall take effect upon such delivery or upon such later date as is specified therein; (b) that any Trustee may be removed at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective; (c) that any Trustee who requests in writing to be retired or who has become mentally or physically incapacitated may be retired by written instrument signed by a majority of the other Trustees, specifying the date of his retirement; and (d) a Trustee may be removed at any special meeting of Shareholders of the Trust by a vote of two-thirds of the outstanding Shares.

Section 7. Ownership of Assets.

     The assets belonging to each Series or Class shall be held separate and apart from any assets now or hereafter held in any capacity other than as Trustee hereunder by the Trustees or any successor Trustee. All of the assets belonging to each Series or Class or owned by the Trust shall at all times be considered as vested in the Trustees. No Shareholder shall be deemed to have a severable ownership interest in any individual asset belonging to any Series or Class or owned by the Trust or any right of partition or possession thereof, but each Shareholder shall have a proportionate undivided beneficial interest in a Series or Class.

                                  ARTICLE VIII

                   SHAREHOLDERS' VOTING POWERS AND MEETINGS


Section 1. Voting Powers.

     Subject to the provisions set forth in Article III, Section 5(d), the Shareholders shall have the power to vote, (i) for the election of Trustees as provided in Article IV, Section 2; (ii) for the removal of Trustees as provided in Article IV, Section 3(d); (iii) with respect to any investment adviser or sub-investment adviser as provided in Article VII, Section 1;
     (iv) with respect to the amendment of this Declaration of Trust as provided in Article XII, Section 7; (v) to the same extent as the shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; and (vi) with respect to such additional matters relating to the Trust as may be required by law, by this Declaration of Trust, or the By-Laws of the Trust or any regulation of the Trust or the Commission or any State, or as the Trustees may consider desirable. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote, and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. Until Shares of a Series or Class are issued, the Trustees may exercise all rights of Shareholders of such Series or Class with respect to matters affecting such Series or Class, and may take any action with respect to the Trust or such Series or Class required or permitted by law, this Declaration of Trust or any By-Laws of the Trust to be taken by Shareholders.

Section 2. Meetings.

     A Shareholders meeting shall be held as specified in Section 2 of Article IV at the principal office of the Trust or such other place as the Trustees may designate. Special meetings of the Shareholders may be called by the Trustees or the Chief Executive Officer of the Trust and shall be called by the Trustees upon the written request of Shareholders owning at least one-tenth of the outstanding Shares of all Series and Classes entitled to vote. Shareholders shall be entitled to at least fifteen days' notice of any meeting.

Section 3. Quorum and Required Vote.

     Except as otherwise provided by law, to constitute a quorum for the transaction of any business at any meeting of Shareholders there must be present, in person or by proxy, holders of more than fifty percent of the total number of outstanding Shares of all Series and Classes entitled to vote at such meeting. When any one or more Series or Classes is entitled to vote as a single Series or Class, more than fifty percent of the shares of each such Series of Class entitled to vote shall constitute a quorum at a Shareholder's meeting of that Series or Class. If a quorum shall not be present for the purpose of any vote that may properly come before the meeting, the Shares present in person or by proxy and entitled to vote at such meeting on such matter may, by plurality vote, adjourn the meeting from time to time to such place and time without further notice than by announcement to be given at the meeting until a quorum entitled to vote on such matter shall be present, whereupon any such matter may be voted upon at the meeting as though held when originally convened. Subject to any applicable requirement of law or of this declaration of Trust or the By-Laws, a plurality of the votes cast shall elect a Trustee, and all other matters shall be decided by a majority of the votes cast and entitled to vote thereon.

                                   ARTICLE X

                         DISTRIBUTIONS AND REDEMPTIONS

Section 1. Distributions.

     (a) The Trustees may from time to time declare and pay dividends to the Shareholders of any Series or Class, and the amount of such dividends and the payment of them shall be wholly in the discretion of the Trustees. Such dividends may be accrued and automatically reinvested in additional Shares (or fractions thereof) of the relevant Series or Class or paid in cash or additional Shares of such Series or class, all upon such terms and conditions as the Trustees may prescribe.

     (d) All dividends and distributions on Shares of a particular Series or Class shall be distributed pro rata to the holders of that Series or Class in proportion to the number of Shares of that Series or Class held by such holders and recorded on the books of the Trust or its transfer agent at the date and time of record established for that payment.

Section 2. Redemptions and Repurchases.

     (a) In case any Shareholder of record of any Series or Class at any time desires to dispose of Shares of such Series or Class recorded in his name, he may deposit a written request (or such other form of request as the Trustees may from time to time authorize) requesting that the Trust purchase his Shares, together with such other instruments or authorizations to effect the transfer as the Trustees may from time to time require, at the office of the Transfer Agent, and the Trust shall purchase his Shares out of assets belonging to such Series or Class. The purchase price shall be the net asset value of his shares reduced by any redemption charge as the Trustees from time to time may determine.

     Payment for such Shares shall be made by the Trust to the Shareholder of record within that time period required under the 1940 Act after the request (and, if required, such other instruments or authorizations of transfer) is deposited, subject to the right of the Trustees to postpone the date of payment pursuant to Section 4 of this Article X. If the redemption is postponed beyond the date on which it would normally occur by reason of a declaration by the Trustees suspending the right of redemption pursuant to Section 4 of this Article X, the right of the Shareholder to have his Shares purchased by the Trust shall be similarly suspended, and he may withdraw his request (or such other instruments or authorizations of transfer) from deposit if he so elects; or, if he does not so elect, the purchase price shall be the net asset value of his Shares determined next after termination of such suspension (reduced by any redemption charge), and payment therefor shall be made within the time period required under the 1940 Act.

Section 5. Trust's Right to Redeem Shares.

     The Trust shall have the right to cause the redemption of Shares of any Series or Class in any Shareholder's account for their then current net asset value and promptly make payment to the Shareholder (which payment may be reduced by any applicable redemption charge), if at any time the total investment in the account does not have a minimum dollar value determined from time to time by the Trustees in their sole discretion.

                                  ARTICLE XI

                  LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 1. Limitation of Personal Liability and Indemnification of Shareholders.

     The Trustees, officers, employees or agents of the Trust shall have no power to bind any Shareholder of any Series or Class personally or to call upon such Shareholder for the payment of any sum of money or assessment whatsoever, other than such as the Shareholder may at any time agree to pay by way of subscription to any Shares or otherwise.

     No Shareholder or former Shareholder of any Series or Class shall be liable solely by reason of his being or having been a Shareholder for any debt, claim, action, demand, suit, proceeding, judgement, decree, liability or obligation of any kind, against, or with respect to the Trust or any Series or Class arising out of any action taken or omitted for or on behalf of the Trust or such Series or Class, and the Trust or such Series or Class shall be solely liable therefor and resort shall be had solely to the property of the relevant Series or Class of the Trust for the payment or performance thereof.

     Each Shareholder or former Shareholder of any Series or Class (or their heirs, executors, administrators or other legal representatives or, in case of a corporate entity, its corporate or general successor) shall be entitled to be indemnified and reimbursed by the Trust to the full extent of such liability and the costs of any litigation or other proceedings in which such liability shall have been determined, including, without limitation, the fees and disbursements of counsel if, contrary to the provisions hereof, such Shareholder or former Shareholder of such Series or Class shall be held to be personally liable. Such indemnification and reimbursement shall come exclusively from the assets of the relevant Series or Class.

     The Trust shall, upon request by a Shareholder or former Shareholder, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust or any Series or Class and satisfy any judgment thereon.

Section 3. Express Exculpatory Clauses and Instruments.

     The Trustees shall use every reasonable means to assure that all persons having dealings with the Trust or any Series or Class shall be informed that the property of the Shareholders and the Trustees, officers, employees and agents of the Trust or any series or Class shall not be subject to claims against or obligations of the Trust or any other Series or Class to any extent whatsoever. The Trustees shall cause to be inserted in any written agreement, undertaking or obligation made or issued on behalf of the Trust or any Series or Class (including certificates for Shares of any Series or Class) an appropriate reference to the provisions of this Declaration, providing that neither the Shareholders, the Trustees, the officers, the employees nor any agent of the Trust or any Series or Class shall be liable thereunder, and that the other parties to such instrument shall look solely to the assets belonging to the relevant Series or class for the payment of any claim thereunder or for the performance thereof; but the omission of such provisions from any such instrument shall not render any Shareholder, Trustee, officer, employee or agent liable, nor shall the Trustee, or any officer, agent or employee of the Trust or any Series or Class be liable to anyone for such omission. If, notwithstanding this provision, any Shareholder, Trustee, officer, employee or agent shall be held liable to any other person by reason of the omission of such provision from any such agreement, undertaking or obligation, the Shareholder, Trustee, officer, employee or agent shall be indemnified and reimbursed by the Trust.

                                  ARTICLE XII

                                 MISCELLANEOUS

Section 3. Establishment of Record Dates.

     The Trustees may close the Share transfer books of the Trust maintained with respect to any Series or Class for a period not exceeding sixty (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders, or the date for the allotment of rights, or the date when any change or conversion or exchange or Shares of any Series or Class shall go into effect; or in lieu of closing the Share transfer books as aforesaid, the Trustees may fix in advance a date, not exceeding sixty (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders of any Series or Class, or the date for the allotment of rights, or the date when any change or conversion or exchange of Shares of any Series or Class shall go into effect, or the last day on which the consent or dissent of Shareholders of any Series or Class may be effectively expressed for any purpose, as a record date for the determination of the Shareholders entitled to notice of, and, to vote at, any such meeting and any adjournment thereof, or entitled to receive payment of any such dividend or distribution, or to any such allotment of rights, or to exercise the rights in respect of any such change, conversion or exchange of shares, or to exercise the right to give such consent or dissent, and in such case such Shareholders and only such Shareholders as shall be Shareholders of record on the date so fixed shall be entitled to such notice of, and to vote at, such meeting, or to receive payment of such dividend or distribution, or to receive such allotment or rights, or to exercise such rights, as the case may be, notwithstanding, after such date fixed aforesaid, any transfer of any Shares on the books of the Trust maintained with respect to any Series or Class. Nothing in the foregoing sentence shall be construed as precluding the Trustees from setting different record dates for different Series or Classes.

Section 4. Termination of Trust.

     (c) Subject to a Majority Shareholder Vote by such Series or Class, the Trustees may at any time sell and convert into money all the assets of the Trust or any Series of Class. Upon making provision for the payment of all outstanding obligations, taxes and other liabilities, accrued or contingent, belonging to each Series or Class, the Trustees shall distribute the remaining assets belonging to each Series or Class ratably among the holders of the outstanding Shares of that Series or Class.

Section 5. Offices of the Trust, Filing of Copies, Headings, Counterparts.

     The Trust shall maintain a usual place of business in Massachusetts, which, initially, shall be 2 Oliver Street, c/o CT Corporate Systems, Boston, Massachusetts, and shall continue to maintain an office at such address unless changed by the Trustees to another location in Massachusetts. The Trust may maintain other offices as the Trustees may from time to time determine. The original or a copy of this instrument and of each declaration of trust supplemental hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder. A copy of this instrument and of each supplemental declaration of trust shall be filed by the Trustees with the Massachusetts Secretary of State and the Boston City Clerk, as well as any other governmental office where such filing may from time to time be required. Headings are placed herein for convenience of reference only and in case of any conflict, the text of this instrument, rather than the headings shall control. This instrument may be executed in any number of counterparts each of which shall be deemed an original.

                                  ARTICLE IV

                            SHAREHOLDERS' MEETINGS

Section 1. Special Meetings.

     A special meeting of the Shareholders of the Trust or of a particular Series or Class shall be called by the Secretary whenever ordered by the Trustees, the Chairman or requested in writing by the holder or holders of at least one-tenth of the outstanding Shares of the Trust or of the relevant Series or Class, entitled to vote. If the Secretary, when so ordered or requested, refuses or neglects for more than two days to call such special meeting, the Trustees, Chairman or the Shareholders so requesting may, in the name of the

     Secretary, call the meeting by giving notice thereof in the manner required when notice is given by the Secretary.

                                  ARTICLE IX

                   INDEMNIFICATION OF TRUSTEES AND OFFICERS

Section 2. No indemnification.

     No indemnification shall be provided hereunder to a Trustee or officer against any liability to the Trust or any Series or Class or the Shareholders of any Series or Class by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.


                                  ARTICLE XIV

                            REPORT TO SHAREHOLDERS

     The Trustees shall at least semi-annually submit to the Shareholders of each Series or Class a written financial report of the transactions of that Series or Class including financial statements which shall at least annually be certified by independent public accountants.

(d)  (i)   Form of Investment Advisory Contract between the Registrant and Fifth
           Third Asset Management Inc. (incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed on or about January 30, 2001).

           (A) Form of Schedule A to the Investment Advisory Contract (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

     (ii) Investment Advisory Contract of the Fifth Third Pinnacle Fund (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).

     (iii) Form of Sub-Advisory Agreement for the Fifth Third International Equity Fund between Fifth Third Asset Management Inc. and Morgan Stanley Asset Management, Inc. (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

           (A) Exhibit A to the Sub-Advisory Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

(e)  (i)   Distribution Agreement of the Registrant dated September 29, 2000
           (incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed on or about November 30, 2000).

           (A) Form of Amended Schedules A, B and C to the Distribution Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N1-A filed on or about March 21, 2001).

     (ii) Administrative Service Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on or about October 28, 1996).

           (A) Form of Amended Exhibit A to the Administrative Service Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

(f)  Not applicable.


(g)  (i)   Custody Agreement of the Registrant (incorporated by reference to
           Registrant's Post-Effective Amendment No. 25 on Form N-lA filed on or about November 28, 1997).

           (A) Amended Exhibit B to Custody Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

           (B) Amendment dated May 18, 1999 to the Custody Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1,
                1999).

     (ii) Foreign Custody Agreement dated May 25, 1999 between Fifth Third Bank and The Bank of New York (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

           (A) Foreign Custody Manager Agreement dated May 25, 1999 between the Registrant and The Bank of New York (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

           (B) Foreign Custody Manager Letter Agreement dated May 25, 1999 between the Registrant and Fifth Third Bank (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

(h)  (i)   Transfer Agency and Accounting Services Agreement of the Registrant
           (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed on or about February 28, 1995).

           (A) Form of Amended Schedule A to the Transfer Agency and Accounting Services Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

     (ii) Management and Administration Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

           (A) Amendment to the Management and Administration Agreement dated January 1, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

           (B) Form of Amended Schedule A to the Management and Administration Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

     (iii) Sub-Administration Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

           (A) Amendment to the Sub-Administration Agreement dated January 1, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29,
                2000).

           (B) Form of Amended Schedule A to the Sub-Administration Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

     (iv) Sub-Transfer Agency Agreement including Schedules A, B, and C (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

(i)  Opinion of Ropes & Gray is filed herewith.

(j)  (i)   Consent of Ropes & Gray is filed herewith.

(j)  (ii)  Consent of McCurdy & Associates CPA's, Inc. is filed herewith.





(j)  (iii) Consent of Arthur Andersen LLP is filed herewith.

(k)  Not applicable.

(l) Initial Capital Understanding (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed on or about February 28,
     1995).

(m)  (i)   Amended Rule l2b-1 Plan dated December 1, 1995 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

           (A) Form of Amended Exhibits A, B, C, and D to the Rule 12b-1 Plan (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 21, 2001).

     (ii) Rule 12b-1 Agreement dated September 20, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

           (A) Form of Amended Exhibit A to the Rule 12b-1 Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

     (iii) Investment B Rule 12b-1 Plan dated April 1, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

           (A) Form of Amended Exhibit A to the Investment B Rule 12b-1 Plan (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

     (iv) Investment B Rule 12b-1 Agreement including Exhibits A and B dated September 20, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

               (A) Form of Amended Exhibit A to the Investment B Rule 12b-1 Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

(n) Form of Amended Multiple Class Plan (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

(p)(i) Codes of Ethics for Fifth Third Funds (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

(p)(ii) Code of Ethics for Fifth Third Bank (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

(p)(iii) Code of Ethics for BISYS Fund Services (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

(p)(iv) Code of Ethics for Morgan Stanley Dean Witter Investment Management Inc. (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

Item 24. Persons Controlled by or Under Common Control with Registrant

None

Item 25. Indemnification

Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed September 27, 1991 (File Nos. 811-5669 and 33-24848).

Item 26. Business and Other Connections of Investment Advisor



                                                                      Other Substantial
                          Position with                               Business, Profession,
Name                      Fifth Third Asset Management Inc.           Vocation or Employment
----                      ---------------------------------           ----------------------
Neal E. Arnold            Director                                    Executive Vice President with Fifth Third Bank
James D. Berghausen       Director, President                         Chief Investment Officer and
                                                                      Senior Vice President with Fifth Third Bank
Paul L. Reynolds          Secretary                                   Senior Vice President with Fifth Third Bank
Kevin S. Woodard          Assistant Secretary                         Vice President with Fifth Third Bank
Robert Curtin             Treasurer and Assistant Secretary           Vice President with Fifth Third Bank
Roberta Tucker            Director, Fixed Income                      Vice President with Fifth Third Bank
Denis Amato               Director of Value Strategies                Director of Value Strategies with Fifth
                                                                      Third Bank
Richard Barone            Director of Equity Strategy - Small         Chairman and Chief Executive Officer with
                          Company Fund                                Ancora Capital Securities, Inc.
James Bernard             Director of Fixed Income - Tax Free         Vice President with Fifth Third Bank
Allan Miller              Director of Equity Strategy - Worldwide     Vice President with Fifth Third Bank
                          Fund
Mitchell L. Stapley       Chief Fixed Income Officer                  Director of Fixed Income with Fifth Third
                                                                      Bank
Michael J. Martin         Director of Fixed Income - Tax Free         Director of Fixed Income with Fifth Third
                                                                      Bank
Allan J. Meyers           Director Equity Strategy - Large Company    Director of Equity Funds with Fifth Third
                          Fund                                        Bank
David C. Eder             Director of Equity Strategy - Structured    Director of Equity Funds with Fifth Third
                                                                      Bank Equity Products
Robert Cummisford         Director of Equity Strategy - Small         Director of Equity Funds with Fifth Third
                          Company Fund                                Bank
Steven Folker             Director of Growth Strategies               Vice President with Fifth Third Bank
James Russell             Director of Equity Products                 Vice President with Fifth Third Bank
John Schmitz              Director of Equity Strategy - Income        Vice President with Fifth Third Bank
                          Growth/International
John Hoeting              Senior Portfolio Manager                    Ass't Vice President with Fifth Third Bank
Scott Mlynek              Portfolio Manager                           Portfolio Manager with Fifth Third Bank
John L. Cassady           Portfolio Manager                           Portfolio Manager with Fifth Third Bank
Michael S. Gilmore        Portfolio Manager                           Portfolio Manager with Fifth Third Bank
Sara M. Quirk             Portfolio Manager                           Portfolio Manager with Fifth Third Bank
Daniel R. Skubiz          Portfolio Manager                           Portfolio Manager with Fifth Third Bank
Brian J. Smolinski        Portfolio Manager                           Portfolio Manager with Fifth Third Bank
Michael S. Gilmore        Portfolio Manager                           Portfolio Manager with Fifth Third Bank
Eric Strange              Portfolio Manager                           Portfolio Manager with Fifth Third Bank
Steve Mygrant             Senior Equity Analyst                       Portfolio Manager with Fifth Third Bank
Patricia S. Younker       Fixed Income Assistant                      Investment Officer with Fifth Third Bank
Brian Cothran             Senior Trader                               Portfolio Manager with Fifth Third Bank
Mark Demos                Equity Analyst                              Trust Officer with Fifth Third Bank
Jon Fisher                Equity Analyst                              Ass't Vice President with Fifth Third Bank
Scott Lucas               Trader                                      Municipal Bond Trader with Fifth Third
                                                                      Bank
Robert Luckey             Trader                                      Equity Trader with Fifth Third Bank
Dan Popowics              Equity Analyst                              Ass't Vice President with Fifth Third Bank
Sunil Reddy               Equity Analyst                              Ass't Vice President with Fifth Third Bank
John Sutorius             Trader                                      Corporate Bond Trader with Fifth Third
                                                                      Bank
Dan Whitney               Senior Trader                               Assistant Vice President with Fifth Third
                                                                      Bank

MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC. (Sub-adviser to the Fifth Third International Equity Fund):

Listed below are the officers and Directors of Morgan Stanley Asset Management Inc. ("MSAM"). The information as to any other business, profession, vocation, or employment of substantial nature engaged in by the Chairman, President and Directors during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by MSAM pursuant to the Advisers Act (SEC File No. 801-15757).

                        MORGAN STANLEY ASSET MANAGEMENT
                 Officers (Principals and Managing Directors)


Debra M. Aaron, Managing Director
John R. Alkire, Managing Director
Arden C. Armstong, Managing Director
W. David Armstrong, Managing Director
Jerome Baesel, Managing Director
Glenn E. Becker, Managing Director
Thomas L. Bennett, Managing Director

Barton M. Biggs, Managing Director, Chairman, Director
Theodore R. Bigman, Managing Director
Francine J. Bovich, Managing Director
Andrew C. Brown, Managing Director
P.Dominic Caldecott, Managing Director
Frances Campion, Managing Director
John S. Coates, Managing Director
Stephen C. Cordy, Managing Director
Jacqueline A. Day, Managing Director
Kenneth B. Dunn, Managing Director
Stephen F. Esser, Managing Director
Philip W. Friedman, Managing Director
William B. Gerlach, Managing Director
J. David Germany, Managing Director
Tracey H. Ivey, Managing Director
Paul W. Klug, Jr., Managing Director
Steven K. Kreider, Managing Director
William David Lock, Managing Director
Jeremy Goulding Lodwick, Managing Director
Maryann K. Maiwald, Managing Director
Jeffrey Margolis, Managing Director
M.Paul Martin, Managing Director
Robert L. Meyer, Managing Director
Margaret P. Naylor, Managing Director
Christopher G. Petrow, Managing Director
Cory S. Pulfrey, Managing Director
Narayan Ramachandran, Managing Director
Christine I. Reilly, Managing Director
Scott F. Richard, Managing Director
Robert A. Sargent, Managing Director
Gary G. Schlarbaum, Managing Director
Roberto Sella, Managing Director
Kunihiko Sugio, Managing Director
Ann D. Thivierge, Managing Director
Horacio A. Valeiras, Managing Director
Roberto Vedovotto, Managing Director
Richard G. Woolworth, Jr., Managing Director
Richard B. Worley, Managing Director, Director and President
Peter John Wright, Managing Director
Laura H. Abramson, Principal
Jeffrey S. Alvino, Principal
William S. Auslander, Principal
Kimberly L. Austin, Principal
Timothy R. Barron, Principal
Richard M. Behler, Principal
Amer Raji Bisat, Principal
E. Clayton Boggs , Principal
Richard James Boon, Principal
Geraldine T. Boyle, Principal
Paul Gerard Boyne, Principal
Joseph A. Braccia, Principal
Brian S. Bruman, Principal
Jonathan Paul Buckeridge, Principal
Jacqueline M. Carr, Principal
Stephanie V. Chang Yu, Principal
David P. Chu, Principal
R. Putnam Coes, III, Principal
Peter Cooke, Principal
Kate Cornish-Bowden, Principal
Beth A. Coyne, Principal
Marc Crespi, Principal
Joseph C. S. D'Souza, Principal
Bradley S. Daniels, Principal
Peter Dannenbaum, Principal
Nathalie Francoise Degans, Principal
Mary Sue Highmore Dickinson, Principal
Thomas Dorr, Principal
Hassan Elmasry, Principal
Steve Epstein, Principal
Douglas A. Funke, Principal
Dennis F. Furey, Principal
James A. Gallo, Principal
W. Blair Garff, Principal
Gregg J. Jola, Principal
Stephen T. Golding, Principal
Benjamin J. Gord, Principal
Thomas Grainger, Principal
Steve R. Guyer, Principal
Stephen P. Haley, Principal
John D. Hevner, Principal
Kenneth R. Holley, Principal
Thomas J. Hughes, Principal
Ruth A. Hughes-Guden, Principal
Etsuko Fuseya Jennings, Principal
James J. Jolinger, Principal
Jaideep C. Khanna, Principal
Michael Kiley, Principal
Paul D. Koski, Principal
Brian L. Kramp, Principal
Michele  A. Kreisler, Principal
Michael B. Kushma, Principal
William T. Lawrence, Principal
Tiong Seng Lee, Principal
Khoon-Min Lim, Principal
Gordon W. Loery, Principal
Yvonne Longley, Principal
Deanna L. Loughnane, Principal
Susan A. Lucas, Principal
Angelo G. Manioudakis, Principal
Ian Richard Martin, Principal
Teresa E. Martini, Principal
Phoebe McBee, Principal
Abigail L. McKenna, Principal
Brian N. Metz, Principal
Nobuaki Miyatake, Principal
Mitesh Modi, Principal
Cyril Moulle-Berteaux, Principal
Earl L. Nelson, Principal
Phuong-Que T. Nguyen, Principal
Paul F. O'Brien, Principal
Bradley F. Okita, Principal
Alexander A. Pena, Principal
Michael L. Perl, Principal

Anthony J. Pesce, Principal
Wayne D. Peterson, Principal
Thomas B. Quantrille, Principal
Michael J. Reinbold, Principal
Bruce A. Rodio, Principal
Christian G. Roth, Principal
Bruce R. Sandberg, Principal
James H. Scott, Principal
Stephen C. Sexauer, Principal
Ruchir Sharma, Principal
George Shows, Principal
Neil S. Siegel, Principal
Ashutosh Sinha, Principal
Kim I. Spellman, Principal
Joseph P. Stadler, Principal
Neil Stone, Principal
Shunzo Tatsumi, Principal
Louise Teeple, Principal
Nicholas Hall Tingley, Principal
Lorraine Truten, Principal
Hiroshi Ueda, Principal
Alexander L. Umansky, Principal
Epco Diederik Van Der Lende, Principal
Willem Pieter Vinke, Principal
Marjorie M. Wilcox, Principal
Tomako Yamaki, Principal
Marjorie Zwick, Principal



                      HEARTLAND CAPITAL MANAGEMENT, INC.

                                                       Other Substantial
                    Position with                      Business, Profession,
Name                Heartland                          Vocation or Employment
----                ---------                          ----------------------
Robert D. Markley   President and Chief Executive
                    Officer                            None
Thomas F. Maurath   Executive Vice President           None




Item 27. Principal Underwriters

     (a) Fifth Third Funds Distributor, Inc. formerly known as Kent Funds Distributor, acts as distributor

(b) Directors, officers and partners of Fifth Third Funds Distributor, Inc. as of September 18, 2001, were as follows:


Name and Principal                                             Positions and Offices with
Business Address             Positions and Offices with BISYS  Registrant
----------------             --------------------------------  ----------
WC Subsidiary Corp.          Sole Limited Partner              None
150 Clove Road
Little Falls, NJ 07424

BISYS Fund Services, Inc.    Sole General Partner              None
3435 Stelzer Road
Columbus, Ohio 43219

Charles L. Booth             Executive Representative          None
3435 Stelzer Road
Columbus, Ohio 43219

Walter B. Grimm              Supervising Principal             None
3435 Stelzer Road
Columbus, Ohio 43219


(c)  Not applicable.

Item 28. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 3la-1 through 3la-3 promulgated thereunder are maintained at one of the following locations:

Fifth Third Funds (Registrant)
3435 Stelzer Road
Columbus, Ohio 43219-3035

Fifth Third Asset Management Inc. (Advisor)
38 Fountain Square Plaza
Cincinnati, Ohio 45263

Fifth Third Bank (Custodian, Administrator, transfer agent and dividend disbursing agent)
38 Fountain Square Plaza
Cincinnati, Ohio 45263

BISYS Fund Services LP (Sub-administrator)
3435 Stelzer Road
Columbus, Ohio 43219-3035


Fifth Third Funds Distributor, Inc. (Distributor)
3435 Stelzer Road
Columbus, OH 43219

BISYS Fund Services Ohio, Inc. (Sub-Transfer Agent)
3435 Stelzer Road
Columbus, Ohio 43219-3035

Heartland Capital Management, Inc. (Advisor to the Fifth Third Pinnacle Fund) 36 South Pennsylvania Street, Suite 610
Indianapolis, Indiana 46204

Morgan Stanley Investment Management Inc. (Sub-Advisor to the Fifth Third International Equity Fund)
1221 Avenue of the Americas
New York, New York 10020



Item 29. Management Services

Not applicable.

Item 30. Undertakings

Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest Annual Report to Shareholders, upon request and without charge.

Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees if requested to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant will stand ready to assist shareholder communications in connection with any meeting of shareholders as prescribed in Section 16(c) of the Investment Company Act of 1940.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Washington, District of Columbia, on the 24th day of April, 2002.

                                        FIFTH THIRD FUNDS

                                        BY: /s/ Jeffrey C. Cusick
                                           ---------------------------
                                        Jeffrey C. Cusick, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 42 has been signed below by the following persons in the capacities and on the date indicated.


Signature                                 Title                       Date

* /s/ Jeffrey C. Cusick       President                         April 24, 2002
-----------------------       (Principal Executive Officer)
Jeffrey C. Cusick


* /s/ Adam S. Ness            Treasurer (Principal Financial    April 24, 2002
------------------            and Accounting Officer)
Adam S. Ness

* /s/ Edward Burke Carey      Chairman and Trustee              April 24, 2002
------------------------
Edward Burke Carey

*/s/ J. Joseph Hale           Trustee                           April 24, 2002
-------------------
J. Joseph Hale

*/s/ David J. Durham          Trustee                           April 24, 2002
--------------------
David J. Durham

*/s/ John E. Jaymont          Trustee                           April 24, 2002
--------------------
John E. Jaymont


*By:  /s/ Alyssa Albertelli
    ------------------------------
    Alyssa Albertelli, as Attorney-in-fact pursuant to Powers of Attorney filed herewith

                               POWER OF ATTORNEY
                               -----------------

     Jeffrey C. Cusick, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: June 28, 2001                    /s/ Jeffrey C. Cusick
       -------------                    ---------------------
                                        Jeffrey C. Cusick

                               POWER OF ATTORNEY
                               -----------------

     Adam S. Ness, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: September 10, 2001               /s/ Adam S. Ness
       ------------------               -----------------------
                                        Adam S. Ness

                               POWER OF ATTORNEY
                               -----------------

     Edward Burke Carey, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: June 21, 2000                    /s/ Edward Burke Carey
       -----------------                -------------------------
                                        Edward Burke Carey

POWER OF ATTORNEY
-----------------

     J. Joseph Hale, Jr., whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: April 9, 2001                         /s/ J. Joseph Hale, Jr.
       -------------                         -----------------------
                                             J. Joseph Hale, Jr.

                               POWER OF ATTORNEY
                               -----------------

     David J. Durham, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:  August 13, 2001                        /s/ David J. Durham
        ---------------                        -------------------
                                               David J. Durham

                               POWER OF ATTORNEY
                               -----------------

     John E. Jaymont, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:  September 19, 2001                     /s/ John E. Jaymont
        ------------------                     -------------------
                                               John E. Jaymont

                                 EXHIBIT INDEX


(a)(x)    Amendment No. 17 to the Declaration of Trust
(i)       Opinion of Ropes & Gray
(j)(i)    Consent of Ropes & Gray
(j)(ii)   Consent of McCurdy & Associates CPA's, Inc.
(j)(iii)  Consent of Arthur Andersen LLP